As filed with the Securities and Exchange Commission on March 25, 2011

1933 Act Registration No. 333-162441

1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485(b)
☒	on March 30, 2011, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485 (a)(1)
☐	on, pursuant to Rule 485 (a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Prospectus

Legg Mason Strategic Real Return Fund – Class A, Class C, Class FI, Class R, Class I and Class IS Shares

Part B - Statement of Additional Information

Legg Mason Strategic Real Return Fund – Class A, Class C, Class FI, Class R, Class I and Class IS Shares

Part C - Other Information

Signature Page

Exhibits

March 30, 2011

Prospectus

Legg Mason

Strategic

Real Return

Fund

Class : Ticker Symbol

A : LRRAX
C : LRRCX
FI
R
I : LRRIX
IS

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Legg Mason Strategic Real Return Fund

Investment objective

The fund seeks to provide an attractive long-term real return.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 29 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 49 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
	Class A	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and service (12b-1) fees	0.25	1.00	0.25	0.50	None	None
Other expenses[1]	1.57	1.75	1.73	1.73	1.73	1.51
Acquired fund fees and expenses	0.11	0.11	0.11	0.11	0.11	0.11
Total annual fund operating expenses	2.68	3.61	2.84	3.09	2.59	2.37
Fees forgone and/or expenses reimbursed[2]	(1.33)	(1.51)	(1.49)	(1.49)	(1.49)	(1.37)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses[2]	1.35	2.10	1.35	1.60	1.10	1.00

[1]

For Class FI, R and IS, “Other expenses” and “Acquired fund fees and expenses” are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates. For Class A, C and I, “Other expenses” have been restated to reflect current fees.

[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, dividend expense on short sales, taxes, extraordinary expenses and brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs)) so that total annual operating expenses are not expected to exceed 1.35%, 2.10%, 1.35%, 1.60%, 1.10% and 1.00% for Class A, C, FI, R, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	705	1,241	1,802	3,332
Class C (with redemption at end of period)	313	966	1,741	3,773
Class C (without redemption at end of period)	213	966	1,741	3,773
Class FI (with or without redemption at end of period)	137	739	1,367	3,059
Class R (with or without redemption at end of period)	163	815	1,491	3,298
Class I (with or without redemption at end of period)	112	663	1,242	2,815
Class IS (with or without redemption at end of period)	102	608	1,141	2,600

Legg Mason Strategic Real Return Fund	3

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period ended November 30, 2010, the fund’s portfolio turnover rate was 42% (not annualized) of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund, using a tactical asset allocation program, seeks to provide an attractive long-term real return. The fund defines real return as total return reduced by the impact of inflation.

In seeking to meet its investment goal, the fund implements a tactical asset allocation program overseen by the fund’s adviser, Legg Mason Global Asset Allocation, LLC (“LMGAA”). The fund initially expects to allocate its assets among five investment “sleeves” which the adviser believes are generally complementary to each other, with the following target allocations of the fund’s net assets:

•	Inflation-Linked Debt Securities (40%)

•	Equity Securities (20%)

•	Commodity-Linked Securities (20%)

•	Real Estate Investment Trusts (REITs) (10%)

•	Tactical Strategy (10%)

The composition and asset allocation of the fund’s investment portfolio will vary over time, based on LMGAA’s overall allocation decisions, and may be changed without shareholder approval. Asset allocation decisions are based primarily on LMGAA’s evaluation of future consumer price trends and the relative attractiveness of the asset classes in which the fund invests. These evaluations are based on modeling processes that assign probabilities to different inflation scenarios. The processes take into account several factors, including quantitative analysis, qualitative inputs and risk management guidelines. Actual allocations may deviate from each target allocation shown above by up to 50% of such target allocation. Holdings in a particular strategy may also vary because of performance differences among the different strategies.

The fund utilizes a “multi-manager” approach, whereby each subadviser and the adviser provide day-to-day management for one or more of the investment sleeves. Each subadviser and the adviser use different investment strategies in managing the sleeves, act independently from the others in their management of the investment sleeve for which they are responsible, and use their own methodology for selecting investments. Currently, Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited in London (“WAML”) and Western Asset Management Company Ltd. in Japan (“Western Japan”) manage the Inflation-Linked Debt Securities Sleeve, Batterymarch Financial Management, Inc. (“Batterymarch”) manages the Equity Securities Sleeve and LMGAA manages the Commodity-Linked Securities Sleeve, the REITs Sleeve and the Tactical Strategy Sleeve. LMGAA may also allocate a portion of the fund’s assets to ClearBridge Advisors, LLC, either in place of, or in addition to, the subadvisers named above.

Under normal market conditions, the Inflation-Linked Debt Securities Sleeve will invest at least 80% of its net assets in inflation-indexed fixed income securities and at least 70% of its net assets in U.S. Treasury Inflation-Protected Securities (“TIPS”). The sleeve may also invest in foreign and domestic bonds, debentures and notes and high yield securities. Although the sleeve is expected to maintain an average credit quality of at least A/A, it may invest up to 15% of its net assets in securities rated below AAA/Aaa or unrated securities of comparable quality (as determined by the applicable subadviser), including securities rated below investment grade (commonly known as “junk bonds”). Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or, if unrated, determined by the applicable subadviser to be of comparable credit quality. Although the sleeve may invest in fixed income securities of any maturity, the target average effective duration of the sleeve is expected to range within 3 years of the Barclays Capital U.S. Government Inflation-linked Bond (“U.S. TIPS”) Index. Based on the securities that make up the U.S. TIPS Index, the range within which the average effective duration of the sleeve is currently expected to fluctuate is 6-12 years, although this may vary. The sleeve may also sell protection in connection with credit default swaps relating to corporate debt securities. The notional amount of the credit default swaps will not exceed 20% of the sleeve’s net assets.

4	Legg Mason Strategic Real Return Fund

Principal investment strategies cont’d

The sleeve’s portfolio managers use fundamental investment techniques to select investments.

The Equity Securities Sleeve invests primarily in the common stock of domestic and foreign issuers, particularly issuers that have historically shown higher than average correlations to the components (core and food/energy) of the U.S. Consumer Price Index (“CPI”) and which are located in countries included in the Morgan Stanley Capital International World Index (the “MSCI World Index”). The sleeve may invest a portion of its net assets in securities of non-U.S. issuers, and may invest up to 20% of its net assets in securities of issuers located in emerging markets. The Equity Securities Sleeve of the fund may invest in securities of companies of any market capitalization, including large-, mid- and small-capitalization companies. The sleeve usually invests in securities listed on securities exchanges, although it may also purchase securities that are not registered for sale to the general public, or, to a limited extent, securities that are not readily marketable. The sleeve may invest directly in foreign securities or may invest in depositary receipts for securities of foreign issuers. The sleeve may, but is not required to, enter into forward currency transactions to buy or sell currencies at a future date. The sleeve may enter into these forward currency contracts only to settle transactions in securities quoted in foreign currencies and for hedging purposes. The sleeve may invest in exchange-traded funds (“ETFs”) and other investment companies to pursue its strategies. The portfolio managers use a blend of quantitative and fundamental investment techniques to select investments.

The Commodity-Linked Securities Sleeve invests primarily in a combination of commodity-linked instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. These instruments include master limited partnerships (“MLPs”), structured notes, bonds, debentures and derivatives, including swaps, forwards, futures and options. The sleeve may invest in these instruments through a wholly-owned subsidiary managed by LMGAA, other investment companies, ETFs and exchange-traded notes (“ETNs”) and may invest in cash, cash equivalents, money market funds or other similar instruments. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The sleeve’s portfolio managers use fundamental investment techniques to select investments.

The REITs Sleeve attempts to obtain exposure to the investment returns of the real estate markets by investing primarily in ETFs that hold U.S. and non-U.S. equity securities issued by REITs.

The Tactical Strategy Sleeve attempts to diversify the fund’s risk exposure by investing in asset classes that LMGAA believes will deliver returns that are not highly correlated with those of the fund’s other asset classes, especially during times of high market volatility and market stress. To achieve this goal, the sleeve uses a variety of quantitative and fundamental asset allocation and investment techniques. Determination of asset class exposure and selection of investment techniques depends on LMGAA’s analysis of economic trends and LMGAA’s predictions as to how various instruments and markets will correlate to one another and to economic developments. The sleeve may invest in investment companies, including ETFs, that hold domestic and foreign (including emerging markets) equity and fixed income securities, cash, cash equivalents and/or Treasury bonds. The fund may invest in “short” ETFs that seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Certain investment companies and/or ETFs that the fund may invest in are benchmarked to indices that use a futures-based momentum methodology in an attempt to track prices of commodity and financial futures contracts. Investment companies using this methodology typically short the market when quantitative models anticipate declining prices. The sleeve may invest in futures to gain exposure to equity and fixed income markets and may invest in equity and equity volatility options to attempt to mitigate the effects of large unexpected declines in equity and other capital markets. The sleeve may also invest in certain currency derivatives in connection with the fund’s 50% target net exposure to non-U.S. Dollar currencies.

Under normal conditions, the fund expects to target a 50% net exposure to the U.S. Dollar (USD). Each subadviser manages its sleeve’s currency exposure independently of the fund’s overall USD exposure target. LMGAA will monitor and calculate the fund’s currency exposure daily. For purposes of this calculation, currency exposure will be determined by the local currency of a security’s issuer. To maintain the fund’s target currency exposure, LMGAA will purchase (as needed) currency instruments such as currency swaps and forward currency contracts using assets from the Tactical Strategy Sleeve. LMGAA will purchase currency instruments based on its analysis of which foreign currencies it believes may provide the most effective hedges against future increases in U.S. inflation. At times, the fund may deviate either up or down from its target currency allocation due to market conditions. In addition, the fund at times may be both long and short foreign currencies in its non-USD allocation. The

Legg Mason Strategic Real Return Fund	5

fund will not necessarily hedge its foreign currency exposure.

The fund may borrow money, including for investment and cash management purposes, in amounts up to 33-1/3% of the fund’s total assets, including borrowings, a practice known as “leveraging.” In addition, the fund may engage in transactions that have a leveraging effect on the fund, including investments in derivatives such as futures and options for hedging and non-hedging purposes. The fund may invest a significant portion of its assets in these types of investments.

The fund may take temporary defensive and cash management positions; in such a case, the fund may not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

The fund may be exposed to these risks directly or indirectly as a result of its investments in investment vehicles such as the fund’s wholly-owned subsidiary, other investment companies, ETFs, ETNs and MLPs.

The fund is intended primarily to provide a long-term return that is greater than the effects of inflation; however, there is no assurance that it will do so. The fund will not necessarily protect against a loss, and may underperform against the broader equity markets.

Inflationary periods may differ from one another in their effect on the securities, commodities and real estate markets, depending on, among other reasons, the root causes of the inflation, whether it is accompanied by other macroeconomic phenomena, and the nature and extent of any governmental programs to curtail the inflation. The adviser will allocate the assets to the sleeves based on its evaluation of the factors causing and surrounding inflation or that may impact inflationary trends in the future, and its predictions as to how the securities and commodity instruments and markets will perform, and as to whether and how the various instruments and markets will correlate to one another and to economic trends, if at all. It may be very difficult to predict these matters. If the adviser is incorrect in its efforts to forecast or evaluate these factors or optimally allocate assets, fund performance may be affected negatively.

The portfolio managers’ selection of various instruments for the fund is based in part on historical data showing their performance in previous inflationary and other periods. Certain instruments the fund will use have not been in existence long enough to have a history that reflects prior periods of high inflation or other economic events. Instruments may also deviate from their historic patterns.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment may go down. In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration fixed income securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

6	Legg Mason Strategic Real Return Fund

Certain risks cont’d

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Multi-manager risk. While LMGAA monitors the investments of each subadviser and monitors the overall management of the fund, the adviser and each subadviser make investment decisions for the investment sleeves independently from one another. It is possible that the investment styles used by a subadviser or adviser in an investment sleeve will not always be complementary to those used by others, which could adversely affect the performance of the fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value of or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund may invest in small- or mid-sized companies. Such companies may be more at risk than larger companies because, among other things, they may fall out of favor with investors, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of smaller companies may be more volatile, especially in the short term, may have limited liquidity and may be difficult to value. Smaller companies are often involved in actual or anticipated reorganizations or restructurings and it may be difficult to obtain information as to the financial conditions of smaller companies.

Liquidity risk. Some securities held by the fund may be difficult to sell, or be illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a price lower than the managers believe is appropriate. If the fund is unable to sell a deteriorating security because the market is illiquid, losses may be magnified.

Leveraging risk. Use of leverage can magnify the effects of changes in the value of the fund’s investments and makes such investments more volatile. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will decline.

High yield or “junk” bond risk. Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.

Prepayment or call risk. Many issuers of debt securities have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, any reinvestment of the proceeds would be at then-current yields, which would be lower than the yield on the security that was paid off. The fund may also lose any premium it paid on the security.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

Emerging markets risk. The risks of foreign investment are greater for investments in issuers in

Legg Mason Strategic Real Return Fund	7

emerging market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund will also incur currency conversion costs.

Derivatives risk. Using derivatives, especially for non-hedging purposes, involves a significant risk of loss to the fund and can reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse tax consequences for the fund’s shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. Credit default swap contracts, a type of derivative instrument, involve special risks, including leverage risks, liquidity risks and increased credit risk, and may result in sudden and substantial losses to the fund. They may also be difficult to value. Structured notes are often more volatile, less liquid and may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the fund may not hedge its currency risks.

Commodities risk. Investing in commodity-linked instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets may, in some circumstances, limit the portfolio managers’ flexibility.

Inflation-indexed securities risk. The values of inflation-indexed fixed income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if the fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation or lower level of inflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond. Because increases in principal amount are treated as taxable income to the owner in the year the adjustment is made, even though no cash is paid out, the fund could be required to sell other securities to pay taxes on this unrealized income, including when it is not advantageous to do so. Inflation-indexed securities do not protect against the decline in value of debt securities caused by increases in nominal interest rates.

MLP risk. The value of an investment in master limited partnerships, or MLPs, may be directly affected by factors affecting natural resources commodity prices and the commodity markets generally.

REIT risk. The value of Real Estate Investment Trusts, or REITs, may be affected by the condition of the

8	Legg Mason Strategic Real Return Fund

Certain risks cont’d

economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment.

Short sales risk. The fund may invest in exchange-traded funds, or ETFs, which engage in short sales (the sale by the ETF of a security or other asset that it does not own with the hope of purchasing the same asset at a later date at a lower price). The fund may also enter into a short position through a short derivative position using a futures contract or swap agreement. The fund may suffer significant losses if assets on which the fund or ETF holds a short position appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund or ETF may be required to pay in connection with the short sale or short position. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security that is sold short or on which the fund holds a short position.

ETF and ETN risk. The fund may gain exposure to commodities, REITs and other investments by investing in ETFs and exchange-traded notes, or ETNs, that focus on these types of investments. Investing in an ETF or ETN will give the fund exposure to the securities that the ETF or ETN holds in its portfolio. The fund may invest in “short” ETFs which carry additional risks because they may invest in a variety of derivatives and may engage in short sales. ETFs are bought and sold based on market values, which rarely equal the actual net asset value of their portfolio holdings and, therefore, they could trade at either a premium or discount to net asset value. The fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities. Additionally, ETNs and some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act. An ETN’s value generally depends on the performance of the underlying index and the credit rating of the issuer.

Subsidiary risk. By investing in a wholly-owned subsidiary, the fund is indirectly exposed to the risks associated with the subsidiary’s investments. Changes in the laws of the Cayman Islands, under which the subsidiary is organized, could prevent the subsidiary from operating as described in this Prospectus and could negatively affect the fund and its shareholders.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Legg Mason Strategic Real Return Fund	9

Performance

The fund commenced operations on February 26, 2010; therefore, it does not have a calendar’s year worth of performance to report. Accordingly, performance charts are not included.

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Legg Mason Global Asset Allocation, LLC (“LMGAA”)

Subadvisers: Batterymarch Financial Management, Inc. (“Batterymarch”), Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Ltd. in Japan (“Western Japan”) and ClearBridge Advisors, LLC (“ClearBridge”)

Portfolio managers:

LMGAA: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy have been Portfolio Managers of the fund sleeves managed by LMGAA since 2010.

Batterymarch: Stephen A. Lanzendorf, CFA, Adam J. Petryk, CFA, and Michael McElroy, CFA, have been Portfolio Managers of the fund sleeve subadvised by Batterymarch since 2011, 2010 and 2010, respectively.

Western Asset, WAML and Western Japan: S. Kenneth Leech, Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn have been Portfolio Managers of the fund sleeve subadvised by Western Asset, WAML and Western Japan since 2010.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	1 million/None	N/A	1 million/None	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

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Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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More on the fund’s investment strategies, investments and risks

The fund’s investment objective is to provide an attractive long-term real return. The fund’s investment objective may be changed without shareholder approval.

Target asset allocations

The composition of the fund’s investment portfolio will vary over time, based in part on LMGAA’s overall asset allocation decisions and may be changed without shareholder approval. Actual allocations may deviate from the target allocations by up to 50% of such target allocation, and the percentage of the fund in each sleeve at any time may vary without limit due to performance differences. LMGAA rebalances the asset allocation to each investment sleeve of the fund at its discretion, even if performance differences among the subadvisers and the adviser result in one or more allocations being significantly higher or lower than their target allocations. Each investment sleeve of the fund also may deviate temporarily and without limit from its investment strategies for defensive purposes.

Target Allocation Process. LMGAA normally allocates assets among investment sleeves using the following process:

1. Econometric modeling. Utilizing third party and proprietary research, LMGAA uses a structured multi-factored model to systematically analyze current and future price trends. The multi-factored model inputs a number of global macroeconomic indicators intended to generate the probability, direction and magnitude of future consumer and commodity price changes. The data that drives this model is typically updated monthly, but may be updated intra-month during periods of market stress or unusual volatility. The model itself will be monitored and adjusted as LMGAA deems necessary, based on its perception of long-term secular changes in the economy. Short-term market conditions that are exogenous to, and not captured by, the model also may be examined and added to the analysis.

2. Fundamental analysis and interpretation. LMGAA gathers and evaluates the results of the econometric modeling and exogenous factors. This interpretation and analysis attempts to:

•	Define all potential inflation regime changes that may occur in the short-, medium- and long-term, based on the data generated, and

•	Assign a probability to each of these scenarios.

3. Implementation/asset allocation. For each of the potential scenarios developed during the macroeconomic analysis phase, LMGAA develops a view on how each asset class will perform and constructs a portfolio intended to generate positive real returns under the scenarios deemed most likely to occur by the portfolio managers. LMGAA employs a number of quantitative and qualitative methods to generate a hypothetical target asset allocation and then allocates and reallocates the fund’s assets accordingly.

Additional information about the investment sleeves

Inflation-Linked Debt Securities Sleeve

Western Asset, WAML and Western Japan manage the Inflation-Linked Debt Securities Sleeve. The following additional investment limitations apply to this sleeve:

•	no more than 20% of the sleeve’s net assets may be invested in non-U.S. dollar denominated inflation-indexed securities;

•	no more than 10% of the sleeve’s net assets may be invested in un-hedged non-U.S. dollar denominated securities;

•	no more than 10% of the sleeve’s net assets may be invested in high yield securities;

•	no more than 10% of the sleeve’s net assets may be invested in emerging market securities;

•	no more than 10% of the sleeve’s net assets may be invested in loan participations and assignments; and

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•	no more than 20% of the sleeve’s net assets may be invested in a combination of high yield securities, emerging market securities and loan participations and assignments.

Inflation-indexed securities. Inflation-indexed securities are fixed-income securities that are structured to provide protection against inflation and whose principal value or coupon (interest payment) is periodically adjusted to track changes in an official inflation measure such as an index. Inflation-protected securities denominated in the U.S. dollar include U.S. Treasury Inflation-Protected Securities (“TIPS”), as well as other bonds issued by U.S. and non-U.S. government agencies and instrumentalities or corporations and derivatives related to these securities.

Credit quality. Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, determined by the applicable subadviser to be of comparable credit quality. Securities rated in the lowest category of investment grade (BBB or Baa) are deemed to have speculative characteristics. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.”

With respect to the sleeve’s use of credit default swaps, for purposes of calculating the sleeve’s average credit quality, the sleeve will utilize the credit rating and the notional amount of the debt security referenced in the credit default swap.

Duration. The sleeve’s average effective duration may fall outside of its expected average effective duration range due to market movements. If this happens, the applicable subadviser will take action to bring the sleeve’s average effective duration back within the sleeve’s expected average effective duration range within a reasonable period of time. Effective duration estimates the expected sensitivity of a security’s market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Equity Securities Sleeve

Batterymarch manages the Equity Securities Sleeve. The portfolio managers seek a portfolio of securities of issuers primarily located in the major regions covered by the MSCI World Index, including the United States, United Kingdom, Europe, Japan, other developed Asian countries, Australia, New Zealand and Canada. At times the sleeve may be invested in all of the countries covered by the MSCI World Index. As of December 31, 2010, the MSCI World Index was approximately 41.9% weighted in the securities of U.S. issuers.

Batterymarch utilizes a bottom-up stock selection process for the Equity Securities Sleeve, analyzing stocks from a quantitative and fundamental perspective. Stocks in the broad investment universe are first screened for investability (liquidity, analyst coverage and sufficient financial history). The resulting investable universe is then ranked daily across five fundamental dimensions (cash flow, earnings growth, expectations, value and technicals) and from multiple perspectives based upon region, sector, style, capitalization and risk for the purpose of assigning an overall rank for each stock. Batterymarch uses a strict buy/sell discipline, purchasing securities that are highly ranked and selling securities that are more poorly ranked under its ranking system.

The sleeve is expected to have an annual portfolio turnover rate in excess of 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

Commodity-Linked Securities Sleeve and REITs Sleeve

LMGAA manages the Commodity-Linked Securities Sleeve and the REITs Sleeve. In determining how to gain exposure to the relevant asset class in each sleeve, LMGAA will consider, among other factors, as applicable: historical tracking error relative to a desired benchmark, fees from the investment assumed directly or indirectly by the fund, credit/issuer risk (in the case of OTC derivatives for the Commodity-Linked Securities Sleeve), liquidity of the investment and other regulatory and operational considerations.

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Tactical Strategy Sleeve

LMGAA manages the Tactical Strategy Sleeve. This sleeve uses a variety of quantitative and fundamental asset allocation and investment techniques. Such techniques take into account various macroeconomic factors including LMGAA’s expectations of future market volatility, predictions of future interest rates and analysis of equity, fixed income and regional market trends and forecasts.

Investment companies that the fund may invest in include ETFs and/or investment companies that are benchmarked or managed to indices using a futures-based momentum methodology. Futures-based momentum methodology aims to partially limit portfolio losses by short-selling commodity and financial futures when quantitative models anticipate significant negative trends in the equity markets. Conversely, this methodology purchases futures when quantitative models anticipate upward trending markets. During periods of cyclical inflation, commodity prices tend to increase, so a momentum strategy may benefit from these price increases. When quantitative models do not forecast strong up or down trends, momentum strategy generally assumes a market neutral position, with the aim of collecting premiums from the sale of futures. Lastly, momentum strategies also tend to exhibit U.S. dollar hedging characteristics.

The Tactical Strategy Sleeve may invest in certain derivative instruments, including swaps and puts, to attempt to partially protect the fund against extreme market losses. The sleeve may also invest in certain currency derivatives, including currency swaps and forward currency transactions, to further the fund’s goal of maintaining a 50% target allocation to non-U.S. Dollar currencies.

Derivatives

In determining compliance with any percentage limitation or requirement regarding the use or investment of fund assets, the fund will normally take into account derivative or synthetic instruments or positions that, in the judgment of the subadviser(s), create or reduce, as applicable, the same type of investment exposure as the applicable category of investments.

Investments in a wholly-owned subsidiary

The Commodity-Linked Securities Sleeve may seek to gain exposure to certain asset classes, such as ETFs or master limited partnerships that invest primarily in commodities, through investments in Real Return Fund Ltd., a wholly-owned subsidiary of the fund, organized as a Cayman Islands exempted company. The subsidiary may invest without limit in these investments. The subsidiary is managed by LMGAA. The fund’s investment in the subsidiary generally will not exceed 25% of the value of the fund’s total assets. The fund invests in the subsidiary in order to gain exposure to investment returns of ETFs and master limited partnerships that invest primarily in commodities within the limitations of the federal tax law requirements applicable to regulated investment companies.

Defensive investing and cash management

For temporary defensive purposes, the fund may invest up to 100% of its assets in investment grade short-term debt instruments, including government, corporate and money-market securities, repurchase agreements or cash. In addition, the fund may hold cash reserves, repurchase agreements and money market instruments, when necessary, for anticipated securities purchases, shareholder redemptions and other operational purposes.

Other investments

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not make use of all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

*  *  *

The fund’s investment objective and investment policies are non-fundamental and may be changed by Legg Mason Global Asset Management Trust’s Board of Trustees (the “Board”) without shareholder approval.

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More on risks of investing in the fund

Market and interest rate risk. The market prices of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a particular security may fall due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, inflation, lack of liquidity in the markets, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

The prices of equity securities generally fluctuate more than those of fixed income securities. Because many stock market investors use borrowed money to buy securities, prices of equity securities may fall when interest rates rise.

The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the past several years. This financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. This environment could make identifying investment risks and opportunities using past models of the interplay of market forces especially difficult for the portfolio managers. These market conditions may continue or get worse and it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support, or similar moves by other nations, could also negatively affect the value and liquidity of certain securities. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

When interest rates rise, the value of fixed income securities generally falls and when interest rates decline, the rates of interest income generated by the fund’s fixed income investments may decline. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and interest rates of different countries), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security, but mean that declines in market prices and interest rates are reflected more quickly in the fund’s holdings than they would be if the fund held fixed rate securities. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may invest in securities that may involve greater risks of loss than investments in securities of well established companies with a history of consistent operating patterns.

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Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Multi-manager risk. While LMGAA monitors the investments of each subadviser and monitors the overall management of the fund, including rebalancing the fund’s target allocations, the adviser and each subadviser make investment decisions for their investment sleeves independently from one another. It is possible that the investment styles used by a subadviser or adviser in an investment sleeve will not always be complementary of those used by the others, which could adversely affect the performance of the fund.

Portfolio selection risk. The portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region or about market movements may prove to be incorrect.

In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The proprietary models used by the portfolio managers to evaluate securities or securities markets is based on the managers’ understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors. Some large capitalization companies may lack the agility to adjust quickly to a changing competitive landscape.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. Smaller companies are often involved in actual or anticipated reorganizations or restructurings, which involve risks, including difficulty in obtaining information as to the financial conditions of such companies. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies, especially in the short term, and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be difficult to value, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. The securities of small and medium capitalization companies may not be widely traded and the fund's position in these securities may be substantial in relation to the market for the securities. Accordingly, it may be difficult for the fund to dispose of these securities quickly at prevailing market prices, and market prices may not always be readily available for use in determining the fund’s net asset value.

Liquidity risk. Liquidity risk reflects the relative difficulty of selling particular investments. Although most of the fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemption requests or for other cash needs, the fund may be forced to sell at a price lower than the portfolio managers believe is appropriate. If the fund is unable to sell an investment because the market is illiquid, losses may be magnified. In addition, when there is illiquidity in the market for certain securities, the fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

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Leveraging risk. Leverage is the ability to earn a return on a capital base that is larger than the fund’s net assets. Use of leverage can magnify the effects of changes in the value of the fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. For example, if the fund borrows money to buy securities and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund’s shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. The fund will also incur interest expense on any money borrowed.

Certain other investment techniques that the fund may utilize may also create leverage. For example, the fund may experience the effects of leveraging when selling securities short, entering into credit default swaps, reverse repurchase agreements, futures, forward contracts, firm commitments, dollar rolls, other derivatives, and other instruments.

Credit risk. If an obligor (such as the issuer, an insurer or other party offering credit enhancement) on a security held by a fund or a counterparty to a financial contract with the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded or the credit quality or value of any underlying asset declines, the value of your investment in the fund could decline. The fund may incur expenses in an effort to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (BBB or Baa) may have certain speculative characteristics.

High yield or “junk” bond risk. High yield securities, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. Junk bonds may also be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, any reinvestment of the proceeds in fixed income securities would be at then-current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment.

Foreign investments risk. The fund’s investments in securities of foreign issuers or instruments with exposure to real or physical assets located outside of the United States (including those denominated in U.S. dollars, foreign currencies and securities issued by U.S. entities with substantial foreign operations) involve greater risk than domestic investments. Foreign countries where issuers operate or are domiciled, or where the securities are traded, may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, auditing, financial reporting and regulatory standards than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

Legg Mason Strategic Real Return Fund	17

Emerging markets risk. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. Because the fund invests significantly in securities denominated in foreign currencies, the fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the manager. Certain derivative transactions may have a leveraging effect on the fund. Even a small investment in derivative contracts can have a significant impact on the fund’s market, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the portfolio managers’ ability to analyze and manage derivative transactions. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings. Using derivatives may increase volatility, which is the degree to which a fund’s share price fluctuates within a short time period. Holdings of derivatives also can make the fund less liquid and harder to value, especially in declining markets. Many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. The fund's use of derivatives may also increase the amount it is required to distribute to shareholders to maintain its status as a regulated investment company, and thus the amount of taxes payable by shareholders.

Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

In times of market turmoil or abrupt change, many investors and market makers may hesitate to purchase complex instruments or even quote prices for them, which may make valuation difficult and/or drive down the price.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if the fund agrees to exchange fixed rate payments for variable-rate payments, the swap agreement would tend to decrease the fund’s exposure to the effect of market interest rates on the value of the security.

Credit default swap contracts involve special risks and may result in sudden and substantial losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or

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More on the fund’s investment strategies, investments and risks cont’d value, especially in the event of market disruptions. Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a complete loss of invested capital. Structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Currency derivatives risk. The fund may use currency futures, forwards or options in an attempt to increase returns, or hedge a portion of its currency risk. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument.

Commodities risk. Investing in commodity-linked instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CFTC has proposed regulations which would limit the use of commodity interests by pooled investment vehicles, such as the fund and the fund’s wholly-owned subsidiary. If adopted, these regulations could affect the fund’s ability to pursue its investment program as described in this prospectus. If that occurs, the Board will consider an appropriate course of action.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, the fund may be required to maintain a segregated amount of cash or highly liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers’ flexibility.

Inflation-indexed securities risk. The values of inflation-indexed fixed income securities generally fluctuate in response to changes or expectations of changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if the fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation or lower level of inflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond. Any increase in principal value caused by an increase in the index to which the inflation indexed securities is tied is taxable in the year the increase occurs, even though the fund will not receive the adjusted principal amount until the bond matures. Thus, the fund could be required to sell other securities to pay taxes on this unrealized income, including when it is not advantageous to do so.

TIPS, or Treasury Inflation-Protection Securities, are guaranteed as to principal and interest by the U.S. government. The interest rate at which the Treasury sells TIPS is established by an auction. Throughout the life of the security, that interest rate remains fixed, with interest paid semi-annually. However, the principal amount of the bond fluctuates periodically in accordance with the Consumer Price Index for All Urban Consumers (“CPI-U”), and interest is determined based on the adjusted principal.

Legg Mason Strategic Real Return Fund	19

MLP risk. The fund, either directly or through its wholly-owned subsidiary, may invest in master limited partnerships, or MLPs, which generally engage in natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or other natural resources. The value of an investment in an MLP may be directly affected by factors affecting natural resources commodity prices and the commodity markets generally. The fund’s investment in an MLP (directly or through its subsidiary) may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices.

REIT risk. The fund may invest in pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests, called real estate investment trusts or REITs. Investments in real estate-related securities (including REITs) expose the fund to risks similar to investing directly in real estate. The value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and changes in property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. In addition, the values of REITs are affected by the condition of the economy as a whole, which affects the occupancy rates of various types of real estate (e.g., offices, shopping centers and hotels). The values of many REITs have fallen as a result of recent economic conditions, and may suffer further decline, or a prolonged period of little increase, as a result of poor economic conditions and resulting low occupancies and high foreclosure rates. Turmoil affecting foreclosures can prolong the depression of real estate prices.

Short sales risk. The fund may invest in ETFs which engage in short sales (the sale by the ETF of a security or other asset that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same asset at a later date at a lower price). The fund may also enter into a short position through a short derivative position using a futures contract or swap agreement. The fund may suffer significant losses if assets on which the fund or ETF holds a short position appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund or ETF may be required to pay in connection with the short sale or short position. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security that is sold short or on which the fund holds a short position. Such transactions create leverage (see “Leveraging risk”).

ETN risk. The fund may invest in exchange-traded notes or ETNs, which are debt securities that combine certain aspects of ETFs and bonds. ETNs are not structured as investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, may be traded on stock exchanges and generally track specified market indexes. Their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs do not guarantee any return of principal at maturity and do not pay any interest during their term.

ETF risk. The fund may invest in exchange-traded funds or ETFs that are traded on a stock exchange. Investing in an ETF will give the fund exposure to the securities that the ETF holds in its portfolio. ETFs may track a designated stock index, invest in precious metals or other commodities, or be actively managed. “Short” ETFs seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because they may invest in a variety of derivatives, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, the fund’s risk would be limited to the amount it invested in the ETF. Shares of ETFs are traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value; however the trading price of an ETF is expected to closely track the actual net asset value of the ETF, and the fund’s investment will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the fund bears directly in connection with its own operations.

20	Legg Mason Strategic Real Return Fund

More on the fund’s investment strategies, investments and risks cont’d

Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act. Additionally, ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities. Some commodity ETFs also invest in commodity futures, which can lose money even when commodity prices are rising.

Subsidiary risk. The fund is indirectly exposed to the risks associated with its wholly-owned subsidiary’s investments. The investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund.

The fund’s wholly-owned subsidiary is not registered under the 1940 Act and, except as otherwise noted in this Prospectus, is not subject to its investor protections. As an investor in the subsidiary, the fund does not have all of the protections offered to investors by the 1940 Act, however the fund wholly owns and controls the subsidiary, and the fund and the subsidiary have the same investment manager. The fund’s ownership and control make it unlikely that the subsidiary will take actions contrary to the interests of the fund or its shareholders. The Board has oversight responsibility for the fund’s investment activities, including its investments in the subsidiary and the fund’s role as the subsidiary’s sole shareholder.

Changes in the laws of the Cayman Islands, under which the subsidiary is organized, could prevent the subsidiary from operating as described in this Prospectus and could negatively affect the fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changed and the subsidiary was required to pay Cayman Islands taxes, the investment returns of the fund would decrease.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective. Although the portfolio managers have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Valuation risk. Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies may be materially affected by events that occur after the fund’s pricing agent obtains the market quotes on which those assets are valued, but before the fund determines its net asset value.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments due to rebalancings of a fund of funds’ portfolio. In the event of such redemptions or investments, the fund could be required to sell securities or to invest cash at a

Legg Mason Strategic Real Return Fund	21

time when it is not advantageous to do so. The portfolio managers may take such actions as they deem appropriate to minimize any adverse impact, considering the potential benefits of such investments to the fund and consistent with their obligations to the fund.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI. The fund posts its complete portfolio holdings at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) on a quarterly basis. The fund intends to post its complete portfolio holdings 14 calendar days following the quarter-end. The fund intends to post partial information concerning the fund’s portfolio holdings (such as top 10 holdings) on the Legg Mason funds’ website, in fact sheets and other formats, on a monthly basis. The fund intends to post this partial information 10 business days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

22	Legg Mason Strategic Real Return Fund

More on fund management

Manager and adviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. acquired substantially all of Citigroup’s asset management business in December 2005. As of December 31, 2010, LMPFA’s total assets under management were approximately $190.7 billion.

LMPFA has retained Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “adviser”), 620 Eighth Avenue, New York, New York 10018, to provide the day-to-day portfolio management of the fund. As of December 31, 2010, LMGAA’s total assets under management were approximately $5.0 billion. LMGAA serves as the “manager of managers” for the fund and, subject to oversight by LMPFA, has responsibility for monitoring and coordinating the overall management of the fund, including rebalancing the fund’s target asset allocations among itself and the subadvisers, monitoring the subadvisers for the fund and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. LMGAA also provides portfolio management for a portion of the fund’s assets (“LMGAA Sleeves”).

LMGAA, subject to oversight by LMPFA, plays an active role in monitoring and evaluating each subadviser’s performance and monitors each subadviser's compliance with applicable investment policies, guidelines and restrictions, in order to ensure that the fund’s investment objective, policies and restrictions are complied with. As to assets allocated by LMGAA to any subadviser, such subadviser is responsible for monitoring and ensuring its compliance with applicable policies, guidelines and restrictions, as may be imposed by LMGAA from time to time.

Unlike many other mutual funds, the fund is not associated with any one portfolio manager, and seeks to benefit from different specialists selected from the Legg Mason team of investment managers. Short-term investment performance, by itself, is not a significant factor in allocating assets to a subadviser.

Subadvisers

The fund’s investments, other than those selected by LMGAA in the LMGAA Sleeves, are selected by one or more of the following subadvisers, which act independently of one another (except for WAML and Western Japan, which are subject to the overall authority and oversight of Western Asset).

Batterymarch Financial Management, Inc. ("Batterymarch”), John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, serves as subadviser to the fund. Batterymarch, founded in 1969, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $23.3 billion as of December 31, 2010.

ClearBridge Advisors, LLC (“ClearBridge”), 620 Eighth Avenue, New York, New York 10018, serves as a subadviser to the fund. ClearBridge is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management (“CAM”), which was acquired by Legg Mason, Inc. in December 2005, but traces back its asset management expertise over 45 years to several prominent firms including Smith Barney Asset Management, Davis Skaggs Investment Management and Salomon Brothers Asset Management. As of December 31, 2010, ClearBridge’s total assets under management were approximately $55.7 billion.

Western Asset Management Company (“Western Asset”), 385 East Colorado Boulevard, Pasadena, California 91101, serves as a subadviser to the fund. As of December 31, 2010, Western Asset had aggregate assets under management of approximately $453.9 billion.

Western Asset Management Company Limited in London (“WAML”), 10 Exchange Place, London, England, serves as a subadviser to the fund. WAML acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Strategic Real Return Fund	23

Western Asset Management Company Ltd. in Japan (“Western Japan”), 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chrome Chiyoda-Ku, Tokyo 100-6536, Japan, serves as a subadviser to the fund. Western Japan acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Western Asset’s investment advisory functions are highly integrated across separate legal entities in various jurisdictions, including the United States, England, Japan and others. The portion of the fund’s assets managed by Western Asset and its subsidiaries is advised using a team approach and that team approach includes drawing upon the expertise of team members in the United States and/or those formally employed by WAML or Western Japan. It is expected that the primary role for team members from WAML and Western Japan will be providing investment advisory services with respect to non-US currency denominated securities and foreign currency instruments related to non-U.S. countries (excluding Asian countries) and Japan, respectively. Western Asset has overall authority and oversight responsibility for the portion of the fund’s assets for which it is a subadviser.

LMPFA, LMGAA, Batterymarch, ClearBridge, Western Asset, WAML, Western Japan and LMIS are wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company.

Portfolio managers

The following describes the fund’s portfolio managers and each portfolio manager’s business experience. The fund’s statement of additional information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the fund.

The following Portfolio Managers are employed by LMGAA to monitor and coordinate management of the fund and provide day-to-day management of the LMGAA sleeves:

Steven D. Bleiberg serves as President and Chief Investment Officer for LMGAA. From 2003 to 2005, he served as a Managing Director and Head of Global Investment Strategy for CAM. Prior to joining CAM, he was a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. Previously, Mr. Bleiberg was a Portfolio Manager at Matrix Capital Management, where he managed the firm’s active equity assets. He began his career in 1984 at BEA Associates, where he was a Research Associate in the U.S. equity department.

Y. Wayne Lin serves as Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager for LMGAA. From 2002 to 2005, Mr. Lin served as an Analyst at CAM. Prior to joining CAM in 2002, Mr. Lin held the following professional positions: Internal Management Consultant at TIAA-CREF; Associate Director at Barra Strategic Consulting Group; and Associate at Booz Allen and Hamilton.

Andrew D. Purdy serves as a Portfolio Manager for LMGAA. From 1998 to 2005, Mr. Purdy held the same title in Global Investment Strategy at CAM. Prior to joining CAM, he was a Senior Manager of Data Administration at Bridge Information Systems.

Batterymarch’s Developed Markets team manages the portion of the fund managed by Batterymarch. The following Portfolio Managers provide day-to-day management of these assets:

Stephen A. Lanzendorf, Adam J. Petryk and Michael McElroy are responsible for the strategic oversight of the Batterymarch portion of the fund’s investments. As part of a larger team, their focus is on portfolio structure, and they are primarily responsible for ensuring that this portion of the fund complies with its investment objective, guidelines and restrictions and Batterymarch’s current investment strategies.

Mr. Lanzendorf, CFA, is a Deputy Chief Investment Officer, Senior Portfolio Manager and co-head of Batterymarch’s Developed Markets team and has 26 years of investment experience. He joined Batterymarch in 2006. Mr. Lanzendorf was previously employed at Independence Investments LLC from 1994 to 2005 where he most recently served as director of Quantitative Strategies from 1999 to 2005. He has a B.S. and M.S. from the Massachusetts Institute of Technology.

Mr. Petryk, CFA, is a Deputy Chief Investment Officer, Senior Portfolio Manager and co-head of Batterymarch’s Developed Markets team and has 14 years of investment experience. Mr. Petryk

24	Legg Mason Strategic Real Return Fund

More on fund management cont’d

joined Batterymarch in 2007 after spending eight years as Deputy Chief Investment Officer and then Chief Investment Officer of Legg Mason Canada, with responsibility for domestic investment management, building the firm’s quantitative capabilities, product development and derivatives activities. He has a B.S. and M.S. from the University of Waterloo (Canada).

Mr. McElroy, CFA, is a Director and Senior Portfolio Manager on Batterymarch’s Developed Markets team and has 21 years of investment experience. He has been employed by Batterymarch since 2006 and was previously at Citigroup Asset Management in London, where he held senior-level responsibilities related to portfolio management, marketing and client service. He has a B.S. and two M.S. degrees from the Massachusetts Institute of Technology.

The following Portfolio Managers provide day-to-day management of the assets of the fund that are managed by Western Asset, WAML and Western Japan:

S. Kenneth Leech, Stephen A. Walsh and Peter H. Stutz have been employed by Western Asset, and Paul E. Wynn has been employed by WAML, each in the capacity of portfolio manager for more than five years. The portfolio managers lead a larger team, and their focus is on portfolio structure, duration weighting and term structure decisions.

Management fee

The fund will pay LMPFA a fee for investment management services at an annual rate of 0.75% on average daily net assets.

A discussion regarding the basis for the Board’s approval of the investment advisory and management agreements is available in the fund’s semi-annual report to shareholders for the period ended May 31, 2010.

Expense limitation

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, dividend expense on short sales, taxes, extraordinary expenses and brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs)), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 1.35%, 2.10%, 1.35%, 1.60%, 1.10% and 1.00% for Class A, Class C, Class FI, Class R, Class I and Class IS shares, respectively. Acquired fund fees and expenses are subject to the expense limitation agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of this Prospectus) of each acquired fund held by the fund, weighed in proportion to the fund’s investment allocation among the acquired funds. These arrangements are expected to continue until December 31, 2012, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other lower limit then in effect.

Distribution

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, Inc., serves as the fund’s sole and exclusive distributor.

The fund has adopted a plan under Rule 12b-1 with respect to its Class A, Class C, Class FI and Class R shares that allow it to pay fees for the sale of its shares and for services provided to the shareholders of that particular class. These fees are calculated daily and paid monthly. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Class A shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class A shares.

Legg Mason Strategic Real Return Fund	25

For Class C shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.75% and an annual service fee equal to 0.25% of its average daily net assets attributable to Class C shares.

For Class FI shares, under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class FI shares.

For Class R shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class R shares.

In addition, the distributor, the manager, the adviser, the subadvisers and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, the adviser and the subadvisers, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the adviser, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

26	Legg Mason Strategic Real Return Fund

Choosing a class of shares to buy

Individual investors can generally invest in Class A and Class C shares. Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them.

Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest

•	How long you expect to own the shares

•	The expenses paid by each class detailed in the fee table and example at the front of this Prospectus

•	Whether you qualify for any reduction or waiver of sales charges

•	Availability of share classes

If you plan to invest a large amount and/or your investment horizon is five years or more, Class C shares might not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge you would have paid for larger purchases of Class A shares. However, if you intend to invest for only a few years Class C shares might be more appropriate because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares redeemed one year or more after purchase.

Each class of shares, except Class IS shares, is authorized to pay fees for recordkeeping services to Service Agents (defined below). As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”)

•	Directly from the fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The front-end sales charges that apply to the purchase of Class A shares

•	The contingent deferred sales charges that apply to the redemption of Class C shares and certain Class A shares (redeemed within one year)

•	Who qualifies for lower sales charges on Class A shares

•	Who qualifies for a sales load waiver

To visit the website, go to http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

Legg Mason Strategic Real Return Fund	27

Comparing the fund’s classes

The following table compares key features of the fund’s classes. You should review the fee table and example at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Please contact your Service Agent regarding the availability of Class FI, Class R, Class I or Class IS shares or, if you plan to purchase shares through the fund, contact the fund. You may be required to provide appropriate documentation confirming your eligibility to invest in those shares classes. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	Up to 5.75%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 1 year of purchase; waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor
Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor
Class FI	• No initial or contingent deferred sales charge • Only offered to institutional investors, Clients of Eligible Financial Intermediaries and eligible Retirement Plans	None	None	0.25% of average daily net assets	Class FI shares of funds sold by the distributor
Class R	• No initial or contingent deferred sales charge • Only offered to eligible Retirement Plans with omnibus accounts held on the books of the fund	None	None	0.50% of average daily net assets	Class R shares of funds sold by the distributor
Class I	• No initial or contingent deferred sales charge • Only offered to institutional investors and other eligible investors • Generally lower annual expenses than Class A, Class C, Class FI and Class R	None	None	None	Class I shares of funds sold by the distributor

28	Legg Mason Strategic Real Return Fund

Comparing the fund’s classes cont’d

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class IS	• No initial or contingent deferred sales charge • Only offered to institutional investors and eligible Retirement Plans • Generally lower expenses than the other classes	None	None	None	Class IS shares of funds sold by the distributor

[1]	Ask your Service Agent or the fund about the funds available for exchange.

Legg Mason Strategic Real Return Fund	29

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the aggregate size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy shares from a Service Agent (“broker /dealer commission”). For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of investment ($)	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
Less than 25,000	5.75	6.10	5.00
25,000 but less than 50,000	5.00	5.26	4.25
50,000 but less than 100,000	4.50	4.71	3.75
100,000 but less than 250,000	3.50	3.63	2.75
250,000 but less than 500,000	2.50	2.56	2.00
500,000 but less than 750,000	2.00	2.04	1.60
750,000 but less than 1 million	1.50	1.52	1.20
1 million or more[1]	-0-	-0-	up to 1.00

[1]

The distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of funds sold by the distributor to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

•	Accumulation Privilege – allows you to combine the current value of Class A shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Please contact your Service Agent or the fund for additional information.

30	Legg Mason Strategic Real Return Fund

Sales charges cont’d

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

•

Letter of Intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include toward your asset goal amount the current value of any eligible holdings.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your letter of intent asset goal. Please contact your Service Agent or the fund for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Service Agents

•	Investors who redeemed at least the same amount of Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason-sponsored fund

•	Employees of Legg Mason and its subsidiaries

•	Investors investing through certain retirement plans

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the fund at 1-877-721-1926 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%. However, if you exchange Class C shares that were not subject to a contingent deferred sales charge when initially purchased for Class C shares of a fund that imposes a contingent deferred sales charge, your contingent deferred sales charge will be measured from the date of your exchange.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Legg Mason Strategic Real Return Fund	31

Class FI and Class R shares

You buy Class FI and Class R shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Service Agents currently receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by Class FI shares serviced by them and up to 0.50% of the average daily net assets represented by Class R shares serviced by them.

Class I and Class IS shares

You buy Class I and Class IS shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Class I and Class IS shares are not subject to any distribution or service fees.

32	Legg Mason Strategic Real Return Fund

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of the same share class of another fund sold by the distributor

•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in any other fund sold by the distributor and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent or the fund for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a Retirement Plan

•	For Retirement Plans with omnibus accounts held on the books of the fund

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

To have your contingent deferred sales charge waived, you or your Service Agent must let the fund know at the time you redeem shares that you qualify for such a waiver.

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products and click on the name of the fund in the dropdown menu.

Legg Mason Strategic Real Return Fund	33

Retirement and Institutional Investors — eligible investors

Retirement Plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. As used in this Prospectus, the term “Retirement Plans” does not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class C, Class FI, Class R, Class I and Class IS shares.

Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Class A shares are no longer offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund, with limited exceptions. Class A shares will cease to be available to new Retirement Plan investors through a Service Agent if the Service Agent makes Class FI shares available. Please see below for additional information.

Other Retirement Plans

Other Retirement Plan investors can generally invest in Class A and Class C shares. “Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the fund that are neither Institutional Investors nor investing through omnibus accounts. Individual retirement vehicles, such as IRAs, may also choose between these share classes. Other Retirement Plans and individual retirement vehicles are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

Clients of Eligible Financial Intermediaries

Clients of Eligible Financial Intermediaries may generally invest in Class A, Class FI, Class I or Class IS shares. “Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may include college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

Institutional Investors

Institutional Investors may invest in Class FI, Class I and Class IS shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A and Class C shares, which have different investment minimums, fees and expenses. “Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Class A shares — Retirement Plans

Class A shares are no longer offered through Service Agents to Retirement Plans with omnibus accounts held on the books of the fund, with limited exceptions. Certain existing programs for current and prospective Retirement Plan investors sponsored by financial intermediaries remain eligible to purchase Class A shares. Under these programs, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

•	Such Retirement Plan’s recordkeeper offers only load-waived shares

34	Legg Mason Strategic Real Return Fund

Retirement and Institutional Investors — eligible investors cont’d

•	Fund shares are held on the books of the fund through an omnibus account, and

•	The Retirement Plan has more than 100 participants or has total assets exceeding $1 million

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with the fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, LMIS may pay Service Agents commissions of up to 1.00% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C shares — Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class FI shares

Class FI shares are offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement, Clients of Eligible Financial Intermediaries and Retirement Plans.

Class R shares

Class R shares are offered only to Retirement Plans with omnibus accounts held on the books of the fund (either at the plan level or at the level of the financial intermediary).

Class I shares

Class I shares are offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement, Clients of Eligible Financial Intermediaries, and other investors as authorized by LMIS. In addition, the following persons are eligible to purchase Class I shares of the fund: 1) current employees of the fund's manager and its affiliates; 2) current and former board members of investment companies managed by affiliates of Legg Mason, Inc.; 3) current and former board members of Legg Mason, Inc.; and 4) the immediate families of such persons. Immediate families are such person's spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50. Current employees may purchase additional Class I shares through a systematic investment plan.

Certain waivers of these requirements for individuals associated with the fund, Legg Mason, Inc. or its affiliates are discussed in the SAI.

Class IS shares

Class IS shares are offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement.

Other considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

Legg Mason Strategic Real Return Fund	35

Buying shares

Generally

You may buy shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order, plus any applicable sales charge.

The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

You must provide the following information for your order to be processed:

•Name of fund being bought

•Class of shares being bought

•Dollar amount or number of shares being bought

•Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.
Through the fund

Investors should contact the fund at 1-877-721-1926 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Subsequent purchases should be sent to the same address. Enclose a check to pay for the shares. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

For more information, please call the fund between 8:00 a.m. and 5:30 p.m. (Eastern time).

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent, (iii) another Legg Mason fund or (iv) certain money market funds, in order to buy shares on a regular basis.

•Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•If you do not have sufficient funds in your account on a transfer date, you may be charged a fee

For more information, please contact your Service Agent or the fund, or consult the SAI.

36	Legg Mason Strategic Real Return Fund

Buying shares cont’d

Additional information about purchases

Certain Service Agents may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Service Agent could be held liable for resulting fees or losses. If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

Account registration changes

Changes in registration or certain account options for accounts held directly with the fund must be made in writing. Medallion signature guarantees may be required. (See “Other things to know about transactions — Medallion signature guarantees” below.) All correspondence must include the account number and must be sent to:

Legg Mason Funds

P.O. Box 55214

Boston, MA 02205-8504

Legg Mason Strategic Real Return Fund	37

Exchanging shares

Generally	You may exchange shares of the fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business.
Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

•   If you bought shares directly from the fund, contact the fund at 1-877-721-1926 to learn which funds are available to you for exchanges

•   Exchanges may be made only between accounts that have identical registrations

•   Not all funds offer all classes

•   Some funds are offered only in a limited number of states. Your Service Agent or the fund will provide information about the funds offered in your state

•   Remember that an exchange is normally a taxable transaction unless you are investing through an IRA, 401(k) or other tax-advantaged account

Always be sure to read the Prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•   In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge, for example if you are exchanging shares you purchased in Western Asset Money Market Fund for Class A or Class C shares of certain Legg Mason funds

•   Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•   You will generally be required to meet the minimum investment requirement for the class of shares of the fund into which your exchange is made (except in the case of systematic exchange plans)

•   Your exchange will also be subject to any other requirements of the fund into which you are exchanging shares

•   The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

By telephone	Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined. Telephone exchanges may be made only between accounts that have identical registrations and may be made on any day the NYSE is open.
By mail	Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•   Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•   Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent or the fund or consult the SAI.

38	Legg Mason Strategic Real Return Fund

Redeeming shares

Generally

You may redeem shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge. Redemptions made through your Service Agent may be subject to transaction fees or other conditions as set by your Service Agent.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Redemption proceeds

Your redemption proceeds normally will be sent within 3 business days after your request is received in good order, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated by you. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund reserves the right to pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption.

By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Medallion signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for more information. Please have the following information ready when you call:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   The dollar amount or number of shares being redeemed

•   Account number

Legg Mason Strategic Real Return Fund	39

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of the fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages with such purchases and withdrawals.

The following conditions apply:

•   Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•   If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

•   You must elect to have all dividends and distributions reinvested

For more information, please contact your Service Agent or the fund or consult the SAI.

40	Legg Mason Strategic Real Return Fund

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed plus any applicable service charge

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with the distributor or its affiliates.

The fund generally will not permit non-resident aliens with a non-U.S. address to establish an account. U.S. citizens with an APO/FPO address or an address in the United States (including its territories) and resident aliens with a U.S. address are permitted to establish an account with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone, electronic or other exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, employing identification numbers, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares permanently or for a period of time

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•

Redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class)

•

Delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

Legg Mason Strategic Real Return Fund	41

Medallion signature guarantees

To be in good order, your redemption request must include a Medallion signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

•	A Medallion signature guarantee may also be required if you:

•	Are making changes to the account registration after the account has been opened; and

•	Are transferring shares to an account in another Legg Mason fund with a different account registration

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"), but not from a notary public. The fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by the fund or your Service Agent, as applicable, if the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). In such case, you will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

Frequent trading of fund shares

Frequent purchases and redemptions of fund shares may interfere with the efficient management of the fund, increase fund transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may

42	Legg Mason Strategic Real Return Fund

Other things to know about transactions cont’d

cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to funds sold by the fund’s distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the fund or in other funds sold by the distributor. In the event that an exchange or purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares.

Under the fund's policies and procedures, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund sold by the distributor followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of the fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The fund has also adopted policies and procedures to prevent the selective release of information about the fund's holdings, as such information may be used for market-timing and similar abusive practices.

Legg Mason Strategic Real Return Fund	43

The policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, the fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the fund will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Confirmations and account statements

If you bought shares directly from the fund, you will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan, exchanges made through a systematic exchange plan and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the fund’s transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

44	Legg Mason Strategic Real Return Fund

Dividends, distributions and taxes

Dividends and distributions

The fund declares and pays dividends from any net investment income annually.

The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gain(s) may be necessary in some years to avoid imposition of a federal excise tax.

Contact your Service Agent to discuss what options are available to you for receiving your dividends and other distributions. Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash (you do not pay a sales charge on reinvested distributions or dividends).

If you own Class A or Class C shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A or Class C shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000

•	The fund is available for sale in your state

To change your election to reinvest your dividends and distributions in shares of another fund, you must notify your Service Agent or the fund at least three days before the next distribution is to be paid.

Please contact your Service Agent or the fund to discuss what options are available to you for receiving your dividends and distributions.

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in the fund through an IRA, 401(k) or other tax-advantaged account. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

In general, unless your shares are held in a qualified retirement plan, IRA or other tax deferred arrangement, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes.

The following table summarizes the tax status to you of certain transactions related to the fund.

Transaction	Federal income tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions (designated as capital gain dividends)	Long-term capital gain
Dividends of investment income (including distributions of net short-term capital gain)	Ordinary income, potentially taxable for individuals at long-term capital gain rates

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income, individual shareholders, with respect to taxable years beginning before 2013, who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund if the fund satisfies the holding period and other requirements as well. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than certain dividends from real estate investment trusts) and certain foreign corporations. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to

Legg Mason Strategic Real Return Fund	45

avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.

A dividend declared by the fund in October, November or December and paid during January of the following year will, in certain circumstances, be treated as paid in December for tax purposes.

After the end of each year, your Service Agent or the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Recent legislation will impose, beginning in 2013, a new 3.8 percent Medicare contribution tax on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Beginning in 2013, a withholding tax of 30% will apply to payments of fund dividends and gross proceeds of fund redemptions paid to non-U.S. shareholders, unless such non-U.S. shareholders comply with certain reporting requirements to the Internal Revenue Service and/or the fund as to identifying information (including name, address and taxpayer identification number) of direct and indirect U.S. owners.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the fund.

46	Legg Mason Strategic Real Return Fund

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

The fund calculates its net asset value every day the NYSE is open. The fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the fund will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Valuation of the fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the Board. Under the procedures, assets are valued as follows:

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the fund does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the fund might reasonably expect to receive upon a current sale of the security. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

•

Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from the fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or

Legg Mason Strategic Real Return Fund	47

markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

48	Legg Mason Strategic Real Return Fund

Consolidated financial highlights

The financial highlights table is intended to help you understand the performance since inception of the Class. Class FI, Class R and Class IS shares of the fund have not begun operations as of the end of the fiscal period and therefore have no financial highlights to report. The returns for Class FI, Class R and Class IS shares will differ from those of other classes to the extent that their expenses differ. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. Except where indicated, this information has been audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is incorporated by reference into the fund’s SAI (see back cover) and is included in fund’s annual report. The fund's annual report is available upon request by calling toll-free 1-877-721-1926.

For a share of each class of beneficial interest outstanding throughout the period ended November 30:
Class A Shares[1]	2010[2]
Net asset value, beginning of period	$12.00
Income from operations:
Net investment income	0.06
Net realized and unrealized gain	0.67
Total income from operations	0.73
Net asset value, end of period	$12.73
Total return[3]	6.08%
Net assets, end of period (000s)	$17,464
Ratios to average net assets:
Gross expenses[4,5]	4.81%
Net expenses[4,5,6,7]	1.26
Net investment income[5]	0.63
Portfolio turnover rate	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 26, 2010 (inception date) to November 30, 2010 (audited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses (except for brokerage commissions paid on purchase and sales of ETFs), to average net assets of Class A shares will not exceed 1.35% until December 31, 2012. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[7]	Reflects fee waivers and/or expense reimbursements.

Legg Mason Strategic Real Return Fund	49

For a share of each class of beneficial interest outstanding throughout the period ended November 30:
Class C Shares[1]	2010[2]
Net asset value, beginning of period	$12.00
Income (loss) from operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.68
Total income from operations	0.66
Net asset value, end of period	$12.66
Total return[3]	5.50%
Net assets, end of period (000s)	$1,013
Ratios to average net assets:
Gross expenses[4,5]	5.44%
Net expenses[4,5,6,7]	2.01
Net investment loss[5]	(0.22)
Portfolio turnover rate	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 26, 2010 (inception date) to November 30, 2010 (audited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses (except for brokerage commissions paid on purchase and sales of ETFs), to average net assets of Class C shares will not exceed 2.10% until December 31, 2012. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[7]	Reflects fee waivers and/or expense reimbursements.

50	Legg Mason Strategic Real Return Fund

Consolidated financial highlights cont’d

For a share of each class of beneficial interest outstanding throughout the period ended November 30:
Class I Shares[1]	2010[2]
Net asset value, beginning of period	$12.00
Income from operations:
Net investment income	0.05
Net realized and unrealized gain	0.70
Total income from operations	0.75
Net asset value, end of period	$12.75
Total return[3]	6.25%
Net assets, end of period (000s)	$823
Ratios to average net assets:
Gross expenses[4,5]	4.67%
Net expenses[4,5,6,7]	1.01
Net investment income[5]	0.50
Portfolio turnover rate	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 26, 2010 (inception date) to November 30, 2010 (audited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses (except for brokerage commissions paid on purchase and sales of ETFs), to average net assets of Class I shares will not exceed 1.10% until December 31, 2012. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[7]	Reflects fee waivers and/or expense reimbursements.

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus]

Legg Mason

Strategic Real Return Fund

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926, or by writing to the fund at 55 Water Street, New York, New York 10041.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act file no. 811-22338)

LMFX012131ST 03/11

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Legg Mason Strategic Real Return Fund

CLASS A SHARES, CLASS C SHARES, CLASS FI SHARES,

CLASS I SHARES, CLASS IS SHARES AND CLASS R SHARES

Class	Ticker Symbol
A	LRRAX
C	LRRCX
FI
R
I	LRRIX
IS

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2011

This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the fund’s Prospectus dated March 30, 2011 which has been filed with the U.S. Securities and Exchange Commission (“SEC”). The fund’s consolidated financial statements, notes thereto and the report of its independent registered public accounting firm are incorporated by reference from the fund’s annual report to shareholders into (and are legally part of) this SAI. A copy of the Prospectus or the fund’s annual report may be obtained without charge from the fund’s distributor, Legg Mason Investor Services, LLC (“LMIS”), by calling 1-877-721-1926, or by visiting the fund’s website at www.leggmason.com/individualinvestors.

Legg Mason Investor Services, LLC

55 Water Street

New York, New York 10041

1-877-721-1926

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

DESCRIPTION OF THE FUND

Legg Mason Global Asset Management Trust (the “Trust”) is an open-end management investment company that was established on October 7, 2009. Legg Mason Strategic Real Return Fund (the “fund”) is a separate non-diversified series of the Trust, a Maryland statutory trust.

FUND POLICIES

The following information supplements the information concerning the fund’s investment objective, policies and limitations found in the Prospectus.

The fund’s investment objective is to provide an attractive long term real return. The fund defines real return as total return reduced by the impact of inflation. The investment objective is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund may invest in Real Return Fund Ltd. a wholly-owned subsidiary organized under the laws of the Cayman Islands (“Subsidiary”), whose registered office is located at Real Return Fund Ltd., PO Box 309, Ugland House, Grand Cayman KY1-1104, Cayman Islands. The fund is currently the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is managed by LMGAA but does not pay a fee for services.

The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1.

Borrowing: The fund may not borrow money, except (1) in an amount not exceeding 33 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings), or (2) by entering into reverse repurchase agreements or dollar rolls;

2.	Underwriting: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff, or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.	Loans: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program or, for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.	Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5.	Real Estate: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.	Commodities: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis, or other similar financial instruments, investing in securities or other instruments that are secured by physical commodities, or investing in a wholly-owned subsidiary that invests in commodities or other instruments that are secured by physical commodities;

7.	Concentration: The fund may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in a particular industry or group of industries. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits the fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. The fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of the fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Although not a part of the fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

The foregoing fundamental investment limitations may be changed only by “the vote of a majority of the outstanding voting securities” of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Non-Diversified Fund. The fund is non-diversified; however, the fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), which requires that the fund, among other things, (1) invest no more than 25% of the value of its total assets in securities of any one issuer and (2) invest at least 50% of the value of its total assets so that (a) no more than 5% of that value is invested in the securities of any one issuer and (b) the fund does not hold more than 10% of the outstanding voting securities of any one issuer. These limits do not apply to cash and cash items, U.S. Government securities or securities of other RICs. These requirements must be satisfied at the close of each quarter of the fund’s taxable year. The fund monitors the value of its shares in the Subsidiary to ensure its satisfaction of the requirement in clause (1) above. See “Additional Tax Information.”

Unless otherwise stated, the fund’s investment policies and limitations are non-fundamental and may be changed by the Board without shareholder approval. The following are some of the non-fundamental investment limitations that the fund currently observes:

1.	Illiquid Securities: The fund may invest up to 15% of its net assets in illiquid securities.

2.	Margin Purchases: The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis, or other financial instruments.

3.	Investment Companies: The fund may not invest in other registered open-end investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets; or (ii) purchasing the securities of registered closed-end investment companies, to the extent permissible under Section 12(d)(1)(G) of the 1940 Act.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the relevant parameters will not be considered to be outside the limitation. An investment will be deemed to have been made at the time the fund enters into a binding commitment to complete the investment. The fund will monitor the level of borrowing in its portfolio and will make necessary adjustments to maintain the required asset coverage. If, due to subsequent fluctuations in value or any other reasons, the value of the fund’s illiquid securities exceeds the percentage limitation applicable at the time of acquisition, the fund will consider what actions, if any, are necessary to maintain adequate liquidity.

The adviser has delegated certain investment advisory responsibilities to subadvisers. References to “adviser” in the “Investment Strategies and Risks” section refers to the adviser and/or subadvisers, as applicable.

INVESTMENT STRATEGIES AND RISKS

The fund may be exposed to the following investment strategies and risks directly or indirectly as a result of its investments in investment vehicles such as the Subsidiary, other investment companies, exchange-traded funds, exchange-traded notes and master limited partnerships.

Foreign Securities

The fund may invest in the debt and equity securities of foreign issuers, foreign currencies and securities of issuers with substantial foreign operations (collectively, “foreign investments”). Foreign investments present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

In addition to purchasing foreign securities, the fund may invest in depository receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depository Receipts (“EDRs”) and International Depository Receipts (“IDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. For purposes of the fund’s investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. GDRs are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of underlying foreign securities. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

The fund may invest in securities of issuers based in emerging markets (including, but not limited to, countries in Asia, Latin America, the Indian sub-continent, Southern and Eastern Europe, the Middle East and Africa). The risks of foreign investment are greater for investments in emerging markets.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Over the last quarter of a century, inflation in many emerging market countries has been significantly higher than the world average. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of the fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels, and if available, upon the willingness of those channels to allocate those U.S. dollars to the fund. In such a case, the fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, the fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the fund could lose its entire investment in any such country.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the fund’s portfolio securities in such markets may not be readily available.

Foreign Currency Exposure

The fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. Accordingly, the strength or weakness of the U.S. dollar against such foreign currencies may account for a substantial part of the fund’s investment performance. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, government intervention, including exchange control regulations, the relative movement of interest rates, the pace of business activity in other countries and the United States, speculation and other economic and financial conditions affecting the world economy.

A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the fund’s holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund’s net asset value (“NAV”) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the fund. Moreover, if the value of the foreign currencies in which the fund receives its income falls relative to the U.S. dollar between receipt of the income and its conversion to U.S. dollars, the fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

Foreign Currency Exchange-Related Securities and Warrants

Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates, or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Debt Securities

The fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

The prices of debt securities fluctuate in response to perceptions of the issuer’s creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations. When interest rates are flat, shorter maturity portfolios generally will not generate as high a level of total return as longer maturity portfolios (assuming that long-term interest rates are higher than short-term, which is commonly the case).

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

The fund may purchase debt securities from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit the fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of the fund’s portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. The fund’s investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 15% of the value of its net assets in illiquid investments.

Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Generally, debt securities rated below BBB by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or Fitch Ratings’ (“Fitch”), or below Baa by Moody’s Investors Service, Inc. (“Moody’s”), and unrated securities of comparable quality, are considered below investment grade, but offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Such securities are commonly referred to as “junk bonds.” Debt securities rated C by Moody’s, S&P or Fitch are bonds on which no interest is being paid and that can be regarded as having extremely poor prospects of ever attaining any real investment standing. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer’s capital structure than do equity securities. The ratings of S&P, Moody’s and Fitch represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody’s, S&P and Fitch is included in Appendix A.

If securities are rated investment grade by one rating organization and below investment grade by others, the adviser will consider the instrument to be investment grade. The fund’s adviser will consider a security’s quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the fund may purchase a security with the lowest rating.

In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer’s obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the adviser to determine, to the extent possible, that the planned investment is sound.

If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund’s portfolio, but is not required to dispose of it.

RISKS OF LOWER-RATED SECURITIES. A lower-rated debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a debt security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on the fund’s ability to achieve its investment objective because, for example, the fund may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If the fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the fund’s investment portfolio and increasing the exposure of the fund to the risks of lower-rated securities.

At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the fund to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Board believes accurately reflects fair value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the fund could find it more difficult to sell these securities without adversely affecting the market price, or may be able to sell the securities only at prices lower than if such securities were widely traded.

Short-Term Corporate Debt Securities and Short-Term Instruments

Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business and statutory trusts, in order to finance their short-term credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

The fund also may invest in commercial paper issued in bearer form by banks or bank holding companies and finance companies. The fund may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. The fund may or may not regard such securities as illiquid, depending on the circumstances of each case.

Bank obligations in which the fund may invest include certificates of deposit, bankers’ acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The fund also may invest in certificates of deposit of savings and loan associations (Federally or state chartered and federally insured) having total assets in excess of $1 billion. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the U.S. Government, the fund will generally assume positions considerably in excess of the insurance limits.

The fund may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by the fund. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Indexed Securities

The fund may purchase various fixed income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies, or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the fund. The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

Inflation-Indexed Securities

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. The fund may also invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

The values of inflation-indexed fixed income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if the fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond. The fund may invest in inflation-related bonds which do not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Any increase in principal value caused by an increase in the index the inflation-indexed securities is tied to is taxable in the year the increase occurs, even though the fund will not receive the adjusted principal amount until the bond matures. Thus, the fund could be required to sell other securities to pay taxes on this unrealized income, including when it is not advantageous to do so. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

U.S. Treasury Inflation-Protected Securities (“TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a three-month lag). The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

TIPS have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for TIPS, even during a period of deflation. However, because the principal amount of TIPS would be adjusted downward during a period of deflation, the fund is subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed and will fluctuate. If the fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

Municipal Obligations

Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of private activity bonds (“PABs”) are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. Interest on certain tax-exempt PABs will constitute a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).

Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues.

The two principal classifications of municipal obligations are “general obligation” and “revenue” bonds. “General obligation” bonds are secured by the issuer’s pledge of its faith, credit and taxing power. “Revenue” bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the corporate user of the facilities.

The municipal obligations in which the fund may invest include municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase or a conditional sales contract, are issued by state and local governments and authorities in order to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Rather than holding such obligations directly, the fund may purchase a participation interest in a municipal lease obligation from a bank or other third party. A participation interest gives the fund a specified, undivided pro rata interest in the total amount of the obligation.

Municipal lease obligations have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchase contracts or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed inapplicable because of the inclusion in many leases and contracts of “non-appropriation” clauses providing that the governmental user has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. If a governmental user were to invoke a non-appropriation clause, the security could lose much or all of its value or could be paid in ways that do not entitle the holder to a tax exemption on the payments.

In determining the liquidity of a municipal lease obligation, the fund will distinguish between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond or other investment structure using a municipal lease-purchase agreement as its base. While the former may present special liquidity issues, the latter are based on a well-established method of securing payment of a municipal obligation. The fund’s investment in municipal lease obligations and participation interests therein will be treated as illiquid unless the adviser determines, pursuant to guidelines established by the Board, that the security could be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the security.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations may be materially and adversely affected.

Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax and state and local income taxes and in certain cases, to the lack of treatment of that interest as a Tax Preference Item, respectively, are rendered by counsel to the issuers at the time of issuance. Neither the fund nor the manager, adviser or subadvisers will independently review the basis for such opinions.

The U.S. Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. It can be expected that, as in the past, proposals will be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. If any such proposals were enacted, the availability of municipal obligations for investment by the fund and the value of the municipal obligations in its portfolio could be adversely affected.

The municipal obligations in which the fund may invest may also include obligations issued by or on behalf of the Commonwealth of Puerto Rico or its political subdivisions, agencies or instrumentalities. Such obligations may present a different set of risks than municipal obligations issued by mainland U.S. entities. Generally, not all of the types of municipal obligations described above may be available in Puerto Rico and the Puerto Rican economy may be subject to greater volatility due to a lack of market diversification. Continuing efforts for and against Puerto Rican statehood and the gradual elimination of special federal tax benefits to corporations operating in Puerto Rico, among other things, could lead to a weakened Puerto Rican economy and lower ratings and prices of Puerto Rican municipal obligations held by the fund.

Zero Coupon, Pay-In-Kind and Deferred Interest Bonds

Corporate debt securities and municipal obligations include so-called “zero coupon” bonds, “pay-in-kind” bonds and “deferred interest” bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value and provide for a period of delay before the regular payment of interest begins. The value of these types of bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. These types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though these type of bonds do not pay current interest in cash, the fund is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, the fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

U.S. Government Obligations and Related Securities

U.S. Government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”) and Small Business Administration are backed by the “full faith and credit” of the U.S. Government. Other U.S. Government obligations may or may not be backed by the “full faith and credit” of the U.S. Government. In the case of securities not backed by the “full faith and credit” of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, Fannie Mae and Freddie Mac) for ultimate repayment and may not be able to assert a claim against the U.S. Government itself if the agency or instrumentality does not meet its commitments.

Participation interests in U.S. Government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers. Certificates of safekeeping for U.S. Government obligations are documentary receipts for such obligations. Both participation interests and certificates of safekeeping are traded on exchanges and in the over-the-counter (“OTC”) market.

The fund may invest in U.S. Government obligations and related participation interests. In addition, the fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government obligations. Such obligations are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”). Custodial receipts generally are not considered obligations of the U.S. Government for purposes of securities laws. Generally, the fund will consider all interest-only or principal-only (See “Mortgage-Related Securities” below) fixed income securities as illiquid.

Sovereign Debt

Investments in debt securities issued by foreign governments and their political subdivisions or agencies (“Sovereign Debt”) involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default.

Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country’s trading partners or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency.

The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor’s willingness to institute certain economic changes, the implementation of which may be politically difficult.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the adviser endeavors to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the fund to suffer a loss of interest or principal on any of its holdings.

Fixed Income Securities Issued by Supranational Organizations

The fund may invest in fixed income securities issued by supranational organizations. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Community, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser.

Loan Participations and Assignment

The fund may invest in bank loans. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the fund purchases assignments from lenders, the fund will acquire direct rights against the borrower on the loan, however the fund may have difficulty enforcing these rights. Bank loans may not be fully collateralized and can decline significantly in value. If a borrower becomes insolvent, access to collateral may be limited by bankruptcy and other laws. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. If a secured loan is foreclosed, there is a possibility that the fund will become the owner of its pro rata share of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the fund potentially might be held liable as a co-lender. Some bank loans are unsecured. If the borrower defaults on an unsecured bank loan, the fund will be a general creditor and will not have rights to any specific assets of the borrower. The fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Equity Securities

GENERAL. Equity securities are subject to the following risks: the risk that their prices generally fluctuate more than those of other securities, such as debt or fixed income securities; the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy, country or region, or may affect the market as a whole; the risk that an adverse company-specific event, such as an unfavorable earnings report, may negatively affect the stock price of a company in which the fund invests and the risk that the fund may experience a substantial or complete loss on an individual stock.

COMMON STOCKS. The fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

PREFERRED STOCK. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Small and Mid-Sized Company Stocks

The adviser believes that the comparative lack of attention by investment analysts and institutional investors to small and mid-sized companies may result in opportunities to purchase the securities of such companies at attractive prices compared to historical or market price-earnings ratios, book value, return on equity or long-term prospects. However, investing in the securities of smaller companies involves special risks. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small and mid-sized company stocks may, to a degree, fluctuate independently of larger company stocks, i.e., small and mid-cap company stocks may decline in price as the prices of large company stocks rise or vice versa.

It is anticipated that some of the portfolio securities of the fund may not be widely traded, and that the fund’s position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities at prevailing market prices in order to meet redemptions. However, as a non-fundamental policy, the fund will not invest more than 15% of its respective net assets in illiquid securities.

Warrants or Rights

The fund may purchase warrants and rights. Warrants or rights may be acquired separately, or as part of a unit or attached to securities at the time of purchase, and may be deemed to be with or without value. Warrants and rights may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants and rights basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants and rights differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date. Rights also normally have a shorter duration than warrants. The prices of warrants and rights do not necessarily move parallel to the prices of the underlying securities. If the market price of the underlying security does not exceed the exercise price of the warrant or right plus the cost thereof before the expiration date, the fund could sustain losses on transactions in warrants that would require the fund to forgo a portion or all of the benefits of advantageous change in the market price of the underlying security. Warrants may be purchased with values that vary depending on the change in value of one or more specified indexes (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Real Estate Investment Trusts (“REITs”)

REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (“Code”), a REIT is not taxed on net income and gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

While the fund will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of net income and gains under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain “special purpose” REITs in which the fund invests may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

It is not uncommon for REITs, after the end of their taxable years, to change the characterization of the net income and gains they have distributed during the preceding year. If this happens, the fund could be required to issue revised notices to its shareholders changing the character of the fund’s distributions.

The fund may invest wholly or partially in REITs by investing in exchange-traded funds (“ETFs”) that invest in REITs.

Mortgage-Related Securities

Mortgage-related securities (“Pass-Throughs”) provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the fund) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates. In addition to fixed-rate, fixed-term mortgages, the fund may purchase pools of variable rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types of mortgages.

Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through” because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. The fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser determines that the securities are appropriate investments for the fund.

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages (“ARMs”).

ARMs are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for a set number of scheduled monthly payments, after which the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

The fund also may invest in stripped mortgage-backed securities, which are classes of mortgage-backed securities that receive different proportions of interest and principal distributions from an underlying pool of mortgage assets. These securities are more sensitive to changes in prepayment and interest rates and the market for them is less liquid than is the case for traditional mortgage-backed and other debt securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity of an IO class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the fund purchases an IO and the underlying principal is repaid faster than expected, the fund will recoup less than the purchase price of the IO, even one that is highly rated. Extensions of maturity resulting from increases of market interest rates may have an especially pronounced effect on POs. Most IOs and POs are regarded as illiquid and will be included in the fund’s 15% limit on illiquid securities. U.S. Government-issued IOs and POs backed by fixed-rate mortgages may be deemed liquid by the adviser, following guidelines and standards established by the Board.

Governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the fund’s investment objective and policies, consider making investments in such new types of securities. The Prospectus will be amended with any necessary additional disclosure prior to the fund’s investing in such securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by the fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. The fund will not purchase mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below) or any other investments which the adviser deems to be illiquid pursuant to criteria established by the Board if, as a result, more than 15% of the value of the fund’s net assets would be invested in such illiquid securities and investments. Government-related organizations that issue mortgage-related securities include GNMA, Fannie Mae and Freddie Mac. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns lead the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). , The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Serious discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

Asset-Backed Securities

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

Short Sales

The fund may invest in ETFs that sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the underlying ETF does not own in the hope of purchasing the same security at a later date at a lower price. There can be no assurance that the underlying ETF will be able to close out a short position (i.e., purchase the same security) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the ETF must borrow the security from a broker/dealer through which the short sale is executed, and the broker/dealer delivers the security, on behalf of the underlying ETF, to the buyer. The broker/dealer is entitled to retain the proceeds from the short sale until the underlying ETF delivers to such broker/dealer the security sold short. In addition, the underlying ETF is required to pay to the broker/dealer the amount of any dividends or interest paid on shares sold short.

The fund may also enter into a short position through a short derivative position using a futures contract or swap agreement. Using this investment technique subjects the fund to the same risks and cover requirements as short sales.

The fund or underlying ETF must segregate an amount of cash or liquid securities with its custodian equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). To the extent that the liquid securities segregated by its custodian or deposited as collateral with the broker are subject to gains or loss, while the securities sold short are also being subject to the possibility of gain or loss, leverage is created. The liquid securities utilized by the fund or underlying ETF in this respect will normally be primarily composed of equity portfolio securities that are subject to gains or losses and, accordingly, when the fund or underlying ETF executes short sales leverage will normally be created.

The fund or underlying ETF is said to have a short position in the securities sold until it delivers to the broker/dealer the securities sold, at which time the fund receives the proceeds of the sale. The fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.

The fund or underlying ETF will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund or underlying ETF purchases a security to replace the borrowed security. On the other hand, the fund or underlying ETF will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund or underlying ETF may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the underlying ETF might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

The underlying ETF’s ability to engage in short sales may be impaired by temporary prohibitions on short selling that may be imposed by domestic and/or foreign government regulators.

The fund and underlying ETFs may also hold short positions “against the box,” meaning that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Short positions “against the box” result in a “constructive sale” and require the fund to recognize any gain unless an exception to the constructive sale rule applies.

Short sales may afford the fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker/dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the fund’s short positions remain open. The fund believes that some broker/dealers may be willing to enter into such arrangements, but there is no assurance that it will be able to enter into such arrangements to the desired degree.

Financial Instruments

GENERAL. The fund may invest in certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) to attempt to increase the fund’s return, as a substitute for investing directly in a security or other asset, or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage the fund’s foreign currency exposure (including exposure to the euro) as well as other risks of the fund’s investments that can affect its NAV. The adviser may determine not to hedge particular risks, and the fund may be completely unhedged at any point in time. Because of the leverage that may be provided to the fund, investments in Financial Instruments may be more volatile than a direct investment in the underlying security or other asset.

As an operating policy, the fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since the fund is authorized to invest in foreign securities, the fund may purchase and sell foreign currency (including euro) derivatives.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the fund’s ability to use Financial Instruments may be limited by tax considerations. See “Additional Tax Information.”

The fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the fund, from registration as a “commodity pool operator” with respect to the fund under the Commodity Exchange Act, and therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

FINANCIAL INSTRUMENTS AND HEDGING. The fund may use Financial Instruments for hedging purposes. Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund’s portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.

The fund may also invest in Financial Instruments that relate to indices in an attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may also be used to hedge either individual securities or broad debt market sectors.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)	Successful use of most Financial Instruments depends upon the adviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)	When Financial Instruments are used for hedging purposes, there might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.

Because there are a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match the fund’s current or anticipated investments exactly. The fund may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the positions in Financial Instruments will not track the performance of the fund’s other investments.

Prices of Financial Instruments can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund’s investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund’s positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)	If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4)	As described below, the fund might be required to maintain segregated assets as “cover,” or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts, or make such payments until the position expired or matured. These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5)	The fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

COMMODITY-LINKED DERIVATIVE INSTRUMENTS. Investments by the fund or the Subsidiary in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The means by which the fund seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Code.

An exchange-traded commodity futures contract is a derivative that provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out the position in the expiring contract and establish a new position in the contract for the next delivery month, a process referred to as “rolling”. The process of rolling a futures contract can be profitable or unprofitable depending in large part on whether the futures price for the next delivery month is less than or more than the price of the expiring contract. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation”. In these markets, roll returns are positive, because the proceeds from the expiring futures contract will be greater than the price of the new contract, resulting in a net gain. The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, because the proceeds from the expiring futures contract will be less than the price of the new contract, resulting in a net loss. There is a risk that even when a commodity’s price is rising, contango could create negative roll returns and result in a loss to the fund.

COVER. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on the fund’s books as segregated for this purpose, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund’s assets for cover or segregation could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

OPTIONS. The fund may invest in options to attempt to increase its return, as a substitute for investing directly in a security, or to attempt to hedge its investments.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, currencies and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall or fail to rise. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

A type of put that the fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the put option is outstanding, regardless of price changes. When writing an option on a futures contract, the fund will be required to make margin payments as more fully described below under the heading “FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.” If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

In return for the receipt of the premium, the writer of a call option assumes the obligation to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Straddles. The fund may purchase and write covered straddles on securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. The fund would enter into a long straddle when its adviser believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that the fund has written. The fund would enter into a short straddle when the adviser believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such cases, the fund will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in the fund’s NAV being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

The fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing transaction for a covered call option written by the fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. The exercise price of the options may be below, equal to or above the current market value of the underlying security or other instrument. Options that expire unexercised have no value, and the fund will realize a loss in the amount of the premium paid and any transaction costs.

Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid as described under “Illiquid Investments and Restricted Securities.”

European-style options are only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The fund may invest in futures contracts and options on futures contracts to attempt to increase its return or to attempt to hedge its investments.

In addition, futures strategies can be used to manage the average duration of the fund’s fixed income portfolio. If the adviser wishes to shorten the average duration of the fund’s fixed income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of the fund’s fixed income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the fund’s obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain segregated cash or securities.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. An adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements, or the time span within which the movements take place.

Index Futures. The fund may invest in index futures to attempt to increase its return or to attempt to hedge its investments. When index futures are used for hedging purposes, the risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the fund’s portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY INVESTMENTS—SPECIAL CONSIDERATIONS. The fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward currency contracts and swap agreements, as described below, to attempt to increase the fund’s return or to attempt to hedge against movements in the values of the foreign currencies in which the fund’s securities are denominated.

Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes. The fund may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.

The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The success of foreign currency investing depends on the adviser’s skill in analyzing and predicting currency values. Currency investing may substantially change the fund’s exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. There is no assurance that currency investments will be advantageous to the fund or that, when these investments are used as a hedge, the hedge will be implemented at an appropriate time. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term investment strategy is highly uncertain.

Forward Currency Contracts. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The fund may use forward currency contracts to attempt to increase the fund’s return. The fund could use forward currency contracts to increase its exposure (long or short) to foreign currencies that the adviser believes might rise or fall in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The fund may use forward currency contracts as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts.

The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

TURNOVER. The fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The fund may enter into swaps, caps, floors and collars to attempt to increase the fund’s return, to attempt to preserve a return or a spread on a particular investment or portion of its portfolio, or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price and yield because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which the fund enters into swaps, caps, floors or collars will be monitored by its adviser. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of the fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the fund’s custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the fund believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund’s restrictions on borrowing or senior securities.

For purposes of applying the fund’s investment policies and restrictions (as stated in the Prospectus and this SAI), swap agreements are generally valued by the fund at market value, unless the Prospectus or this SAI specifically states otherwise.

Credit Default Swaps. The fund may enter into credit default swap contracts for investment purposes and to add leverage to its investment portfolio. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to investment exposure on the swap. Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the fund’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

STRUCTURED NOTES AND INDEXED SECURITIES. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Forward Commitments

The fund may enter into commitments to purchase U.S. Government securities or other securities on a “forward commitment” basis, including purchases on a “when-issued,” a “delayed-delivery” or a “to be announced” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. The fund may sell the securities subject to a forward commitment purchase, which may result in a gain or a loss. When the fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

The fund will at times maintain segregated cash or appropriate liquid securities in an amount at least equal to the amount of the fund’s forward commitment transactions. On the settlement date, the fund will meet its obligations from then available cash flow, the sale of segregated securities, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the fund’s payment obligations).

The fund may sell the securities underlying a when-issued or delayed delivery commitment, which may result in capital gains or losses.

TBA Purchase Commitments. TBA or “To Be Announced” purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 75 to 90 days. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities and the fund will set aside cash or other liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the fund chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Firm Commitments. Securities may be purchased on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund may sell commitments to purchase securities on a firm commitment basis before the settlement date.

Stand-by Commitments. A stand-by commitment involves the purchase of securities by the fund together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which the fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to provide the fund with liquidity as needed. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment and differences between the maturity of the underlying security and the maturity of the commitment.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by its adviser to present minimal risk of default during the term of the agreement.

Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. To the extent that proceeds from any sale of collateral securities upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited.

When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for the fund by a custodian bank, an approved securities depository or book-entry system.

In determining its status as a non-diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by the fund and creates leverage in the fund’s portfolio. In a reverse repurchase transaction, the fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, the fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

The fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, the fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, the fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When the fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the fund more volatile and increases the fund’s overall investment exposure. In addition, if the fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When the fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, the fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time the fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

The fund will not engage in reverse repurchase agreements if its total borrowings exceed 33 1/3% of its total assets.

Dollar Rolls

The fund may enter into dollar roll transactions in which the fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in a dollar roll transaction, the fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to invest the proceeds of the securities sold.

When the fund reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of either the securities transferred to another party (in the case of a reverse repurchase agreement) the securities purchased for future delivery (in the case of a dollar roll) or the securities in which the proceeds are invested (in either case) would affect the market value of the fund’s assets. As a result, such transactions could increase fluctuation in the fund’s NAV. If the fund reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the fund’s yield.

To avoid potential leveraging effects of dollar rolls, the fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund’s obligation under the dollar rolls.

Illiquid Investments and Restricted Securities

The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that cannot be sold or otherwise disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments may include repurchase agreements with terms of greater than seven days, restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Board and securities involved in swap, cap, floor and collar transactions and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A under the 1933 Act. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the Board, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund’s portfolio may adversely affect the fund’s liquidity.

The assets used as cover for OTC options written by the fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities

The fund may utilize various investment techniques that may give rise to an obligation of the fund to make a future payment. The SEC has stated it would not raise senior security concerns with regard to certain such investments, provided the fund complies with SEC guidance regarding segregation of assets or cover for these investment techniques. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions and repurchase agreements.

Leverage

The fund may employ “leverage” by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest and other costs of borrowing, the NAV of the fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost on borrowings, or if there are losses, the NAV of the fund’s shares will decrease faster than would otherwise be the case. To reduce its borrowing, the fund might be required to sell securities at a disadvantageous time. The fund will incur interest expense on any money borrowed, and the fund may therefore have little or no investment income during periods of substantial borrowings. The fund will leverage its assets when, in the adviser’s judgment, the potential benefits of the borrowing outweigh the risk and expense of the borrowing.

Securities of Other Investment Companies

The fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An investment in an investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in the securities of other investment companies involves certain other risks, costs and expenses for the fund. If the fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund. In addition, the fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the NAV of the issuer’s portfolio securities.

The fund may also invest in the securities of private investment companies, including “hedge funds” and private equity funds. As with investments in other investment companies, if the fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund’s investment in these companies typically will have to be determined under policies approved by the Board.

The 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other “registered investment companies” (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. Certain exceptions may be available from these limits such as when the fund invests in certain exchange-traded funds or money-market funds.

The fund will invest in the securities of other investment companies, including private investment companies, when, in the adviser’s judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

As a non-fundamental policy, the fund will not rely on the exemptions contained in sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act to invest in the shares of other registered open-end investment companies and registered unit investment trusts in excess of the limits contained in section 12(d)(1)(A) of the 1940 Act.

Exchange-Traded Funds (“ETFs”)

The fund may invest in the securities of ETFs. ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class, including precious metals or other commodities. “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because their Underlying Assets may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, the fund’s risk would be limited to the amount it invested in the ETF.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and the fund will generally gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, the fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs. Gains or losses on the fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

ETFs that invest in commodities may be, or may become subject to CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising. (See “Financial Instruments—COMMODITY-LINKED DERIVATIVE INSTRUMENTS”)

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to the fund’s ability to purchase securities issued by other investment companies apply. However, the SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the fund) in excess of these limits. The SEC has issued such exemptive orders to certain ETFs in which the fund may invest, which permits investment companies (such as the fund) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, the fund generally may acquire up to 25% of the assets of an ETF.

Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act.

Exchange-Traded Notes (“ETNs”)

The fund may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are publicly traded on a U.S. securities exchange. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced underlying asset. When the fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its NAV.

Master Limited Partnerships (“MLPs”)

The fund may invest in MLPs, which are limited partnerships (or similar entities) that are operated by one or more general partners. Limited partners own the remainder of the partnership through limited partnership interests (often referred to as “common units”) and have a limited role in the partnership’s operations and management. Common units generally are registered with the SEC and are publicly traded on U.S. securities exchanges or in the OTC market, and their value generally fluctuates based on prevailing market conditions and the success of the MLP. When investing in an MLP, the fund intends to purchase publicly traded common units.

Investing in MLPs is subject to the risks applicable to investing in a partnership as compared to a corporation, including fewer protections afforded to investors. For instance, owners of common units in an MLP may have limited voting rights and no ability to elect directors. Unitholders of an MLP generally are limited in their liability, but creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs generally engage in natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources, although they may also finance entertainment, research and development and other projects. Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Risks involved with investing in an MLP also include the risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility of, and interrelationships between, commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. The fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions of MLPs are directly tied to commodity prices.

Subsidiary Risk

The fund may seek to gain exposure to certain asset classes, such as ETFs or MLPs that invest primarily in commodities, through investments in Real Return Fund Ltd., a wholly-owned subsidiary of the fund, organized as a Cayman Islands exempted company. The Subsidiary may invest without limit in these investments. The fund’s investment in the Subsidiary generally will not exceed 25% of the value of the fund’s total assets. The fund invests in the Subsidiary in order to gain exposure to investment returns of ETFs and master limited partnerships that invest primarily in commodities within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Subsidiary is not registered with the SEC as an investment company under the 1940 Act and is not subject to the investor protections of the 1940 Act. As an investor in the Subsidiary, the fund does not have all of the protections offered to investors by the 1940 Act, however the fund wholly owns and controls the Subsidiary, and the Subsidiary is managed by LMGAA. The fund’s ownership and control make it unlikely that the Subsidiary will take actions contrary to the interests of the fund or its shareholders. The Board has oversight responsibility for the fund’s investment activities, including its investment in the Subsidiary and the fund’s role as the Subsidiary’s sole shareholder.

The fund and the Subsidiary may not be able to operate as described in this SAI in the event of changes to the laws of the United States or the Cayman Islands. If the laws of the Cayman Islands required the Subsidiary to pay taxes to a governmental authority, the fund would be likely to suffer decreased returns.

Recent Market Events

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

Mortgage-backed securities have been especially affected by these recent market events. Since 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused unexpected losses for loan originators and certain lenders. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets. These risks may be heightened in the case of sub-prime mortgage-backed securities.

Some financial institutions and other enterprises may have large (but still undisclosed) exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Events in the financial markets and the broader economy are also eroding the tax bases of many state and local governments, as well as their access to the credit markets. This has put downward pressure on the value of many municipal securities. Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. In response, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), was signed into law in December of 2010, initiating a dramatic revision of the U.S. financial regulatory framework that is now expected to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to ensure financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the fund invests, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. The ultimate impact of the Dodd-Frank Act, and any resulting regulations, is not yet certain.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

ADDITIONAL RISK DISCLOSURE

Investments by Affiliated Funds of Funds in the Fund

Certain investment companies which are affiliated with the fund because they are managed by an investment advisory affiliate of the fund’s manager, adviser and/or subadvisers may invest in the fund. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, the fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds invested in the fund. In the event of such redemptions or investments, the fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of the rebalancing trades could adversely affect the fund’s performance. Redemptions of fund shares due to rebalancings could also accelerate the realization of taxable capital gains in the fund and might increase brokerage and/or other transaction costs.

The fund’s manager, adviser and/or subadvisers may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, they may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption to the fund) than would be permitted for an unaffiliated investor.

ADDITIONAL TAX INFORMATION

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

To qualify for treatment as a regulated investment company under the Code (“RIC”), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss and any net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except that, for individual shareholders, the part of those dividends that is “qualified dividend income” (as described in the Prospectus) would be taxable as net capital gain, at a maximum federal income tax rate of 15%) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

On November 30, 2010, the unused capital loss carryforwards for the fund was as follows $192,214. Starting with the fund’s taxable year ending November 30, 2012, capital loss carryforwards will not expire and capital loss carryforwards from that or later years will be used before capital loss carryforwards from prior years.

Dividends and Other Distributions and Redemption of Shares

Dividends and other distributions the fund declares in the last quarter of any calendar year that are payable to its shareholders of record on a date in that quarter will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Dividends from the fund’s investment company taxable income, whether received in cash or reinvested in additional fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends from the fund’s investment company taxable income may be eligible for (1) the 15% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive (“QDI”) in taxable years beginning before January 1, 2013, and (2) the dividends-received deduction for corporate shareholders. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. In addition, the availability of the 15% rate for individual shareholders and the dividends-received deduction allowed to corporations is subject to satisfaction by the fund, with respect to the shares on which the dividends it receives are paid, and the shareholder, with respect to his, her or its fund shares, of certain holding period and other restrictions. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund’s distributions of net capital gain (“capital gain distributions”) do not qualify as QDI or for the dividends-received deduction. It is not expected that a significant part of the fund’s dividends will so qualify.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Capital gain distributions the fund makes that are attributable to any net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption before that date of his or her fund shares held for more than one year will qualify for that maximum rate. Furthermore, if shares of the fund are purchased within 30 days before or after a redemption of shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of any newly purchased shares.

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“non-U.S. shareholder”), depends on whether the income from the fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income from the fund is not effectively connected with your U.S. trade or business, distributions of ordinary income paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. A foreign shareholder generally would be exempt from federal income tax on gain realized on the sale of fund shares and fund distributions of net capital gain (other than gain realized on disposition of U.S. real property interests), unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). Distributions that are designated as “interest-related dividends” or “short-term capital gain dividends” will generally be exempt from such withholding for taxable years of the fund beginning before January 1, 2012. The fund currently does not expect to designate any distributions as “interest-related dividends” or “short-term capital gain dividends.” If the income from the fund is effectively connected with your U.S. trade or business, you will be subject to federal income tax on such income as if you were a U.S. shareholder. Beginning in 2013, a withholding tax of 30% will apply to payments of fund dividends and gross proceeds of fund redemptions paid to non-U.S. shareholders, unless such non-U.S. shareholders comply with certain reporting requirements to the Internal Revenue Service and/or the fund as to identifying information (including name, address and taxpayer identification number) of direct and indirect U.S. owners.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires the fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of fund shares, the fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. The fund will permit fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the fund will use a default cost basis method that has not yet been determined. The cost basis method elected or applied may not be changed after the settlement date of a sale of fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of fund shares will continue to apply to all fund shares acquired through December 31, 2011, and sold on and after that date.

Foreign Securities

FOREIGN TAXES. Dividends and interest the fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to any such election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) treat the shareholder’s share of those taxes and of any dividend the fund paid that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing the shareholder’s taxable income. If the fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries and U.S. possessions for that year. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may make an election that would enable them to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES. The fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive, or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to QDI.

If the fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The fund may elect to “mark-to-market” its stock in any PFIC and, in such event, would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. The fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

FOREIGN CURRENCIES. Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates between the time the fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the fund’s investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

Options, Futures and Foreign Currency Contracts

The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations)—and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies—will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which the fund may invest will be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which it has made a “mixed straddle” election, must be “marked-to-market” (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on those deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium it received when it wrote the option. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis in the underlying security.

Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which the fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

The Subsidiary

ENGAGED IN A U.S. TRADE OR BUSINESS. The fund intends to invest a part of its assets (generally not more than 25% of the value of its total assets) in the Subsidiary, which will be classified as a corporation for federal tax purposes. The Subsidiary generally will not be subject to federal income tax unless it is deemed to be engaged in the conduct of a trade or business within the United States (“U.S. trade or business”). It is expected that the Subsidiary will not be so engaged because it will limit its business activities to the following, which the Code permits a foreign person that is not a dealer in stocks, securities or commodities to undertake without being deemed to be so engaged: (1) trading in stocks or securities (including options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that “are of a kind customarily dealt in on an organized commodity exchange . . . if the transaction is of a kind customarily consummated at such place.”

WITHHOLDING TAX. A foreign corporation that is not engaged in the conduct of a U.S. trade or business generally is nonetheless subject to federal withholding tax at a flat rate of 30% on the gross amount of certain U.S.-source income, such as dividends and certain interest income, that is not effectively connected with that trade or business. The withholding tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks or that qualifies as “portfolio interest.” The latter term generally includes interest (including OID) on an obligation in registered form with respect to which the person who otherwise would be required to deduct and withhold the tax receives a statement that the obligation’s beneficial owner is not a “United States person” (as defined in the Code) (“U.S. person”). Under certain circumstances, interest on bearer obligations also may be considered portfolio interest.

SUBPART F. In general, a “United States shareholder” must include in gross income for federal income tax purposes its share of the “subpart F income” of a “controlled foreign corporation” (“CFC”), regardless of whether the CFC distributes that income to it. A “United States shareholder” is a U.S. person who owns (directly, indirectly or constructively) (“owns”) 10% or more of the total combined voting power of all classes of a foreign corporation’s voting stock, and a foreign corporation is a CFC if, on any day during its taxable year, United States shareholders own more than 50% of the voting power or value of its stock; because the fund is a U.S. person that will own all the Subsidiary’s stock, it will be a United States shareholder and the Subsidiary will be a CFC. It is expected that all the Subsidiary’s income will be “subpart F income,” which generally includes dividends, interest (including OID), net gains from transactions (including futures and forward currency contracts) in commodities and from the disposition of securities and net payments received with respect to equity swaps and similar derivatives. The Subsidiary’s subpart F income generally will be includible in the fund’s gross income as ordinary income, regardless of the character of the Subsidiary’s income.

The fund’s inclusion in income of the Subsidiary’s subpart F income will increase the fund’s basis in its shares in the Subsidiary. Distributions by the Subsidiary to the fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce the fund’s basis in the Subsidiary’s shares.

Original Issue Discount, Market Discount and Pay-In-Kind Securities

The fund may purchase zero coupon or other debt securities issued with original issue discount (“OID”). As a holder of those securities, the fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. With respect to “market discount bonds” (i.e., bonds purchased by the fund at a price less than their issue price plus the portion of OID previously accrued thereon), the fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. Similarly, the fund must include in its gross income securities it receives as “interest” on pay-in-kind securities. Because the fund annually must distribute substantially all of its investment company taxable income, including any OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Other

If the fund has an “appreciated financial position”—generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis—and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First® Systematic Investment Plan

The Future First® Systematic Investment Plan (“Future First”) is available to those Class A and Class C shareholders who own shares directly with the fund. You should contact your financial adviser to determine if it offers similar services.

If you invest in Class A or Class C shares, you may buy additional shares through Future First. Under this plan you may arrange for automatic monthly investments in Class A or Class C shares of $50 or more by authorizing Boston Financial Data Services (“BFDS”), the fund’s transfer agent, to transfer funds each month from your checking/savings account or another Legg Mason Fund to be used to buy additional shares. The fund will send you an account statement quarterly unless you request monthly statements. The transfer will also be reflected on your regular checking or savings account statement. You may terminate Future First at any time without charge or penalty.

Sales Charge Alternatives

The following Classes of shares are available for purchase. See the Prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the NAV plus an initial sales charge, as described in the Prospectus.

Financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund (“Financial Advisers”) may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of the fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of the fund made at one time by any “person,” which includes an individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

Purchases of Class A shares of $1,000,000 or more will be made at NAV without any initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C Shares. Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge payable upon certain redemptions. See “Contingent Deferred Sales Charge Provisions” below.

Class FI, Class R, Class I and Class IS Shares. Class FI, Class R, Class I and Class IS shares are sold at NAV with no initial sales charge on purchases and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

(a) sales to (i) current and retired board members of Legg Mason, Inc., (ii) current and retired members of the Board, (iii) current employees of Legg Mason, Inc. and its subsidiaries, as well as (iv) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21), and (v) pension, profit-sharing or other benefit plans for the benefit of such persons;

(b) sales to any employees of Financial Advisers or persons otherwise having an arrangement with any such Financial Adviser with respect to sales of fund shares, and the immediate families of such persons or a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c) offers or sales of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund distributed by LMIS that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e) purchases by certain separate accounts used to fund unregistered variable annuity contracts; and

(f) purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by (affiliated and non-affiliated) broker/dealers and other financial institutions that have entered into agreements with LMIS.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

Accumulation Privilege—Please see the Prospectus for information regarding accumulation privileges.

Letters of Intent—These help you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of funds distributed by LMIS over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of seven Asset Level Goal amounts, as follows:

(1) $25,000	(5) $500,000
(2) $50,000	(6) $750,000
(3) $100,000	(7) $1,000,000
(4) $250,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the funds distributed by LMIS.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and other distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Asset Level Goal, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if any shares, including Class A shares, are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter of Intent.

Eligible Fund Purchases. Generally, shares of any fund distributed by LMIS may be credited towards your Asset Level Goal. Shares of money market funds distributed by LMIS acquired by exchange from other funds offered with a sales charge may be credited toward your Asset Level Goal.

Eligible Accounts. Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements of any relevant accounts, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases. You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

Increasing the Amount of the Letter. You may at any time increase your Asset Level Goal. You must however contact your Financial Adviser, or if you purchase your shares directly through the fund, contact the fund prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then current offering price for the difference between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter of Intent, and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

Sales and Exchanges. Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your

Asset Level Goal will no longer count towards meeting your Goal. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter of Intent. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with the Prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of Letter. You may cancel a Letter of Intent by notifying your Financial Adviser in writing, or if you purchase your shares directly through the fund, by notifying the fund in writing. The Letter of Intent will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares. Shares equal in value to five percent (5%) of your Asset Level Goal as of the date of your Letter of Intent (or the date of any increase in the amount of the Letter of Intent) is accepted, will be held in escrow during the term of your Letter of Intent. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gain distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal. If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal or you elect to liquidate all of your holdings or otherwise cancel the Letter of Intent before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and; (b) the sales charge that would have applied if you had not entered into the Letter of Intent. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Financial Adviser, or if you purchase your shares directly through the fund, the fund, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Shareholders purchasing shares at a reduced sales charge under a Letter of Intent indicate their acceptance of these terms and those in the Prospectus with their first purchase.

Contingent Deferred Sales Charge Provisions

The “Contingent Deferred Sales Charge Shares” are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable contingent deferred sales charge will be assessed at 1.00% of the NAV at the time of purchase or redemption, whichever is less.

Contingent Deferred Sales Charge Shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that Contingent Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other funds distributed by LMIS. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. LMIS receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence per month, up to a maximum of 12.00% in one year (see “Automatic Cash Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or individual retirement accounts (“IRAs”) commencing on or after attainment of age 70 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free return of an excess contribution to any retirement plan; and (h) certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager.

The contingent deferred sales charge is waived on new Class C shares purchased by retirement plan omnibus accounts held on the books of the fund.

A shareholder who has redeemed shares from other funds distributed by LMIS may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in a fund distributed by LMIS and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

To have a contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver. Contingent deferred sales charge waivers will be granted subject to confirmation by LMIS or the transfer agent of the shareholder’s status or holdings, as the case may be.

Determination of Public Offering Price

The fund offers its shares on a continuous basis. The public offering price for a Class A, Class C, Class FI, Class R, Class I and Class IS share of the fund is equal to the NAV per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. A contingent deferred sales charge, however, is imposed on certain redemptions of Class A and Class C shares.

Set forth below is an example of the method of computing the offering price of Class A shares of the fund based on the NAV of a share of the fund as of November 30, 2010.

Class A (based on an NAV of $12.73 and a maximum initial sales charge of 5.75%)	$13.51

Moving Between Share Classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), the fund generally will process your request as a sale of the shares you currently hold for a purchase of shares in the new class or fund. If you desire to move your investment between share classes, please call the fund at 1-877-721-1926 or visit http://www.leggmason.com/individualinvestors for more information. Below is more information about how sales charges are handled for various scenarios. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A shares—If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges. You may be entitled to reduced Class A sales charges based on the size of your investment.

Exchanging Class A shares for Class R shares—Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

Moving between other share classes—If you desire to move your investment between share classes and the particular scenario is not described in this SAI, please contact the fund at 1-877-721-1926 for more information.

Non-taxable transactions—An exchange of shares from one share class of the fund to another share class of the same fund will be treated as a non-taxable exchange.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the fund, excluding those shares held in IRAs or Coverdell education savings accounts (“Coverdell ESAs”). You should contact your Financial Adviser to determine if it offers a similar service.

Class A and Class C Shareholders

Class A and Class C shareholders having an account with a balance of $10,000 or more ($5,000 or more for Retirement Accounts) may elect to make withdrawals of a minimum of $50 on a monthly basis. There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Check mailed by the fund’s transfer agent—fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. You may change the monthly amount to be paid to you without charge by notifying the fund. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting the fund. The fund, its transfer agent and LMIS reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. See “Waivers of Contingent Deferred Sales Charge,” above for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

Class FI, Class I and Class IS Shareholders

Certain shareholders of the fund’s Class FI, Class I or Class IS shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Investor Services—Institutional. The fund, its transfer agent and Legg Mason Investor Services—Institutional also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the NAV per share, determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. (Eastern time)) on the day corresponding to the redemption option designated by the investor, less any applicable contingent deferred sales charge. If the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the close of regular trading on the Exchange on the next day the Exchange is open, less any applicable contingent deferred sales charge. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the previous day the Exchange was open, less any applicable contingent deferred sales charge.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. A payment is taxable to the extent that the total amount of the payment exceeds the tax basis in the shares deemed sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year’s worth of scheduled withdrawals. In addition, shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under Future First.

Other Information Regarding Redemptions

The fund reserves the right to modify or terminate telephonic, electronic or other redemption services described in the Prospectus and this SAI at any time.

The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund’s investments or determination of its NAV not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund’s shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined after the suspension is lifted.

Foreign securities markets may be open for trading on days when the fund is not open for business. The NAV of fund shares may be significantly affected on days when investors do not have access to the fund to purchase and redeem shares.

Clients of certain financial intermediaries that maintain omnibus accounts with the fund’s transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the fund’s distributor for account servicing and may receive payments from their clients for other services performed. Investors may be able to purchase shares from LMIS without receiving or paying for such other services.

Redemption In-Kind

The fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund’s NAV per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem “in-kind” under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund’s shareholders as a whole. A redemption in- kind may be considered the sale of securities by the fund to the shareholder receiving the securities (though the fund generally would not be required to recognize gain for tax purposes). Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Shares Purchased and Redeemed Through Another Securities Dealer or Other Financial Intermediary

The fund has authorized one or more financial services institutions to receive on its behalf purchase and redemption orders. Such financial services institutions are authorized to designate plan administrator intermediaries to receive purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when an authorized financial services institution or, if applicable, a financial services institution’s authorized designee, receives the order. Orders will be priced at the fund’s NAV next computed after they are received by an authorized trust company or the financial services institution’s authorized designee and accepted by the fund.

Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

You may transfer fund shares only to an account with another securities dealer or other financial intermediary that has entered into an agreement with LMIS or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some Legg Mason Funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

You should contact your securities dealer, financial intermediary or the fund for further information on transferring fund shares.

VALUATION OF FUND SHARES

Pricing of the fund’s shares will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board.

Disclosure of Portfolio Holdings

The Board has adopted the following policy with respect to the disclosure of the fund’s portfolio holdings. The Board believes the policy is in the best interests of the fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the fund’s portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board upon the recommendations of the fund’s manager. The Board will be provided with reports regarding any determinations made by the Chief Compliance Officer pursuant to the policy and any other material issues arising under the policy and can exercise oversight over the operation of the policy.

Policy. Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the Chief Compliance Officer or a person authorized by the Chief Compliance Officer.

Public Disclosure of Portfolio Holdings. The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period end. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds’ website at http://www.leggmason.com/individualinvestors (click on the name of the fund). Additionally, complete portfolio holdings information is filed with the SEC on Form N-Q for the first and third quarters of the fund’s fiscal year. The fund’s reports and its Form N-Q filings are available at the website of the SEC at http://www.sec.gov.

Complete portfolio holdings information may be provided to shareholders and other persons on a quarterly basis no sooner than 15 calendar days following the quarter-end, provided that such information has been made available to the public through a posting on the Legg Mason Funds’ website or by the filing of Form N-Q or Form N-CSR in accordance with SEC rules. The fund intends to post its complete portfolio holdings 14 calendar days following the quarter-end.

Partial information concerning the fund’s portfolio holdings (such as top ten holdings or sector breakdowns, for example) may be provided to shareholders and other persons in fact sheets and other formats on a monthly basis no sooner than 11 business days after month-end, provided that such information has been made available to the public through postings on the Legg Mason Funds’ website at least one day previously.

Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the fund’s policy.

Non-Public Dissemination of Portfolio Holdings Information. From time to time it may be necessary to disclose portfolio holdings that are not publicly available, to certain third parties. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Compliance Officer determines that 1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public portfolio holdings information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information. The adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.

At the present time, the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

Service Providers:

State Street Bank and Trust Company—Information is provided daily with no time lag.

PricewaterhouseCoopers LLP—Information is provided as needed with no time lag.

The Northern Trust Company—Information is provided as needed with no time lag.*

K&L Gates LLP—Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

Vedder Price P.C.—Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

Other Third Parties:

Lipper Analytical Services Corporation—Information is provided quarterly with a time lag of six business days.

Bloomberg L.P.—Information is provided quarterly with a time lag of six business days.

A.S.A.P. Advisor Services, Inc.—Information is provided quarterly with a time lag of eight to ten business days.

Callan Associates Inc.—Information is provided quarterly with a time lag of eight to ten business days.

Cambridge Associates LLC—Information is provided quarterly with a time lag of eight to ten business days.

eVestment Alliance—Information is provided quarterly with a time lag of eight to ten business days.

Informa Investment Solutions—Information is provided quarterly with a time lag of eight to ten business days.

Mercer LLC—Information is provided quarterly with a time lag of eight to ten business days.

Morningstar—Information is provided quarterly with a time lag of eight to ten business days.

Prima Capital—Information is provided quarterly with a time lag of eight to ten business days.

Rogerscasey—Information is provided quarterly with a time lag of eight to ten business days.

Wilshire Associates Inc.—Information is provided quarterly with a time lag of eight to ten business days.

FactSet Research Systems, Inc.—Information is provided daily with no time lag.

Macgregor Professional Services—Information is provided as needed with no time lag.

Cabot Research, LLC—Information is provided weekly with no time lag.

DST Global Solutions Limited—Information is provided monthly with a time lag of six business days.

Fidelity Investments—Information is provided quarterly with a time lag of five business days.

*	Effective April 1, 2011

In all cases, the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Additionally, the fund may occasionally reveal certain of its current portfolio holdings information to broker/dealers in connection with that broker/dealer executing securities transactions on behalf of the fund. In such a case, the fund does not enter into a formal confidentiality agreement with the broker/dealer but relies on the broker/dealer’s obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker/dealer whom the adviser believed was misusing the disclosed information.

The Board, officers, and certain LMIS employees, including the fund’s accounting, legal, compliance, marketing, administrative personnel and members of certain LMIS committees or groups, have access to the fund’s portfolio holdings information prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio holdings information be kept confidential and that they not trade securities on the basis of such information.

The fund may also provide certain information (other than complete portfolio holdings) as set forth in paragraphs 1 and 2 below that is related to the fund’s portfolio holdings or derived from the fund’s portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Legg Mason Funds’ website or in other published form, so long as the Chief Compliance Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably be seen to give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1. A small number of portfolio holdings (including information that the fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2. General information about the portfolio holdings that cannot be used to determine the fund’s portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities and duration.

The Chief Compliance Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Compliance Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

TAX-DEFERRED QUALIFIED PLANS—CLASS A AND CLASS C SHARES

Investors may invest in Class A and Class C shares of the fund through IRAs, simplified employee pension plans (“SEPs”), savings incentive match plans for employees (“SIMPLES”), other qualified retirement plans and Coverdell ESAs (collectively, “qualified plans”). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser for further information with respect to these plans.

Individual Retirement Account—IRA

TRADITIONAL IRA. Certain Class A and Class C shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse’s combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain “modified adjusted gross income” (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or, in the case of earnings attributable to a conversion of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan—SEP

LMIS makes available to corporate and other employers a SEP for investment in Class A and Class C shares of the fund.

Savings Incentive Match Plan for Employees—SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as a plan using separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee’s salary or a 2% non-elective contribution.

Coverdell Education Savings Account—Coverdell ESA

A Coverdell ESA provides a vehicle for saving for a child’s education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or the fund at 1-877-721-1926.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA or other qualified retirement plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

MANAGEMENT OF THE FUND

Under applicable law, the Board is responsible for management of the Trust and provides broad oversight over its affairs. The Board elects the Trust’s officers who manage the day-to-day operations of the Trust under the general direction of the Board.

The trustees of the Trust, including the trustees who are not “interested persons” of the fund (the “Independent Trustees”) as defined in the 1940 Act and executive officers of the fund, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the trustees oversee and other board memberships the trustees have held during the past five years are set forth below. The mailing address of each trustee and officer is c/o R. I. Frenkel, 100 International Drive, Baltimore, Maryland 21202.

INDEPENDENT TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Hearn, Ruby P. (1940) Trustee	Since 2009	17	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001; Trustee of the New York Academy of Medicine since 2004; Director of the Institute for Healthcare Improvement since 2002; Member of the Institute of Medicine since 1982; formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996 to 2001); Fellow of The Yale Corporation (1992 to 1998).

Lehman, Arnold L. (1944) Lead Independent Trustee	Since 2009	17	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998; formerly: Director of The Baltimore Museum of Art (1979 to 1997).

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Masters, Robin J.W. (1955) Trustee	Since 2009	17	Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Institutional Funds plc, WA Fixed Income Funds plc and Western Asset Debt Securities Fund plc.	Retired; formerly: Chief Investment Officer of ACE Limited (insurance) (1986 to 2000).

McGovern, Jill E. (1944) Trustee	Since 2009	17	Director of International Biomedical Research Alliance; Director of Lois Roth Endowment	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007; formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993 to 2007); Executive Director of the Baltimore International Festival (1991 to 1993); Senior Assistant to the President of The Johns Hopkins University (1986 to 1990).

Mehlman, Arthur S. (1942) Trustee	Since 2009	Director/ Trustee of all Legg Mason Funds consisting of 17 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 31 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Director, The University of Maryland Foundation since 1992; Director, The League for People with Disabilities since 2003; formerly: Partner, KPMG LLP (international accounting firm) (1972 to 2002).

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
O’Brien, G. Peter (1945) Trustee	Since 2009	Director/ Trustee of all Legg Mason Funds consisting of 17 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 31 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school); formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999).

Rowan, S. Ford (1943) Trustee	Since 2009	17	None	Chairman, National Center for Critical Incident Analysis, National Defense University Foundation, since 2004; Trustee, St. John’s College, since 2006; formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984 to 2007); Lecturer in Journalism, Northwestern University (1980 to 1993); Lecturer in Organizational Sciences, George Washington University (2000 to 2008); Director, Sante Fe Institute (1999 to 2008).

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Tarola, Robert M. (1950) Trustee	Since 2009	17	Director of TeleTech Holdings, Inc. (business process outsourcing); Director of American Kidney Fund (renal disease assistance)	President of Right Advisory LLC (corporate finance and governance consulting) since 2008; Member, Investor Advisory Group of the Public Company Accounting Oversight Board since 2009; Senior Vice President and Chief Financial Officer of The Howard University since 2010 (higher education and health care); formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999 to 2008) and MedStar Health, Inc. (healthcare) (1996 to 1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 to 1996).

INTERESTED TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Fetting, Mark R. (1954) Chairman and Trustee	Since 2009	Chairman and Director/ Trustee of all Legg Mason Funds consisting of 17 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 31 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008; formerly: President of all Legg Mason Funds (2001 to 2008); Senior Executive Vice President of Legg Mason, Inc., Director and/or Officer of various Legg Mason, Inc. affiliates (2000 to 2008); Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991 to 2000).

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Gerken, R. Jay (1951) President and Trustee	Since 2011	President and Director/Trustee of all Legg Mason Funds consisting of 17 portfolios; Director/Trustee of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates.	None	Managing Director of Legg Mason & Co. (since 2005); Officer and Trustee/Director of 165 funds associated with LMPFA or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer of LMPFA (since 2006); President and Chief Executive Officer of Smith Barney Fund Management LLC and Citi Fund Management Inc. (formerly registered investment advisers) (since 2002); formerly: Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (prior to 2005).

EXECUTIVE OFFICERS:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2009	Director of Global Compliance at Legg Mason, Inc. (since 2006); Chief Compliance Officer with LMPFA (since 2006); Managing Director of Compliance at Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Berarducci, Christopher (1974) Treasurer	Since 2010	Assistant Vice President of Legg Mason & Co. (since 2007); Treasurer of certain mutual funds associated with LMPFA (since 2010); formerly: Assistant Controller of certain mutual funds associated with LMPFA (2007 to 2010); Manager of Fund Administration at UBS Global Asset Management (prior to 2007); Assistant Vice President and Manager of Fund Administration at JP Morgan Chase & Co. (prior to 2005).

Frenkel, Robert I. (1954) Secretary and Chief Legal Officer	Since 2009	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).

Ozsolak, Kaprel (1965) Chief Financial Officer	Since 2009	Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007) and Legg Mason & Co. predecessors (prior to 2007); formerly: Treasurer of certain mutual funds associated with Legg Mason & Co. or its predecessors (prior to 2010) and Legg Mason & Co. predecessors (prior to 2005); Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004).

(1)	Officers of the Trust are elected to serve until their successors are elected and qualified. Trustees of the Trust serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Gerken and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Trust on the basis of their employment with the fund’s adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

The trustees of the Trust were selected to serve or continue on the Board based upon their skills, experience, judgment, analytical ability, intelligence, common sense, current or previous profit and non-profit board membership, experience on the Board and, for each Independent Trustee, their demonstrated willingness to take an independent and questioning stance toward management. Each trustee also now has considerable familiarity with the Trust, the fund’s manager, adviser, subadvisers and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her substantial prior service as a director/trustee. No particular qualification, experience or background establishes the basis for any trustee’s position on the Board and the Nominating Committee and individual Board members may have attributed different weights to the various factors.

In addition, the following specific experience, qualifications, attributes and/or skills apply as to a trustee as noted: Dr. Hearn, experience in senior management and on the boards of non-profit organizations devoted to health and health care, scientific analytical training and service on the governing board and policy making body for a university; Mr. Lehman, experience as chief executive officer of major museums and other entities involved in the arts, experience as Lead Independent Trustee and experience as a founding director of the Legg Mason Funds; Ms. Masters, investment management experience as chief investment officer and director of an investment advisory firm and service on the boards of other investment companies; Dr. McGovern, experience as chief executive officer of a foundation and non-profit fundraising organization devoted to programs of the National Marrow Donor Program; Mr. Mehlman, accounting, auditing and management experience with an international accounting firm, and service on the boards of a for profit publicly held entity, an academic foundation and a non-profit organization that provides services for individuals of all abilities; Mr. O’Brien, experience at senior levels of large financial services company and service on the boards of academic institutions and a residential home care company; Mr. Rowan, experience in business and management consulting, academic experience as a lecturer in organizational sciences and journalism, experience in senior levels of a non-profit organization dedicated to the management of critical events and service on the board of a non-profit independent research and educational center; Mr. Tarola, experience as chief financial officer and in senior management of a university, a healthcare organization and a specialty chemicals company, as an advisory group member to the Public Company Accounting Oversight Board, as a partner with an international accounting firm, and in senior management of a corporate finance and governance consulting organization; Mr. Fetting, investment management experience as an executive and leadership roles within Legg Mason and affiliated entities; and Mr. Gerken, investment management experience as an executive and leadership roles within Legg Mason and affiliated entities. References to the qualifications, attributes and skills of trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the fund. Mark Fetting serves as Chairman of the Board. Mr. Fetting is an interested person of the fund. Independent Trustees constitute more than 75% of the Board.

The Board has three standing committees: the Audit Committee, Nominating Committee and Independent Trustees Committee. Each of the Audit, Nominating and Independent Trustees Committees is chaired by an Independent Trustee and composed of all of the Independent Trustees. The chair of the Independent Trustees Committee serves as Lead Independent Trustee. Where the Board deems appropriate, it appoints ad hoc committees.

The Lead Independent Trustee and the chairs of the Audit and Nominating Committees work with the Chairman of the Board, management personnel and counsel to set the agendas for Board and committee meetings. The Lead Independent Trustee also serves as a key point person for dealings between management and the Independent Trustees. As noted below, through the committees the Independent Trustees consider and address important matters involving the fund, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by experienced independent legal counsel knowledgeable in matters of investment company regulation. The Board has determined that its committees help ensure that the fund has effective and independent governance and oversight. The Board also has determined that its leadership structure is appropriate given that investors, by purchasing the fund, have selected Legg Mason to provide overall management to the fund. The Board’s Chair, Mr. Fetting, as a fund industry career professional and an officer of Legg Mason, is in a unique position to understand developments in the fund industry, as well as developments in management and distribution that may give rise to important opportunities or potential changes in direction for the fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management, including the adviser, and provides the Independent Trustees an opportunity to air their views, determine matters of significance to the fund and its shareholders, and interact and communicate effectively with management on those matters.

The Audit Committee’s purposes are (i) to oversee the Trust’s accounting and financial reporting policies and practices; (ii) to oversee the quality of the fund’s financial statements and the independent audit thereof; (iii) to oversee the integrity of the process by which the financial statements are prepared, and the independent audit thereof; and (iv) to act as liaison between the Trust’s independent auditor and the Board. The Audit Committee meets at least twice a year with the Trust’s independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Trust, the auditor’s assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters.

The Nominating Committee meets as necessary to review and nominate candidates for positions as trustees and to fill vacancies on the Board. The selection and nomination of candidates to serve as independent trustees to the Trust is committed to the discretion of the Trust’s current Independent Trustees. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate and may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The Committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. While there is no formal list of qualifications, the Nominating Committee considers, among other things, whether prospective nominees have distinguished records in their primary careers, unimpeachable integrity and substantive knowledge in areas important to the Board’s operations, such as background or education in finance, auditing, securities law, the workings of the securities markets, or investment advice, or backgrounds in senior management or sensitive fiduciary positions, such as oversight of the endowments of not-for-profit entities. For candidates to serve as Independent Trustees, independence from the Trust’s managers, advisers and subadvisers, their affiliates and other principal service providers is critical, as is an independent and questioning mindset. The Committee also considers whether the prospective candidates’ workloads would allow them to attend the vast majority of Board meetings, be available for service on Board committees and devote the additional time and effort necessary to keep up with Board matters and the rapidly changing regulatory environment in which the Trust operates. Different substantive areas may assume greater or lesser significance at particular times, in light of the Board’s present composition and the Committee’s (or the Board’s) perceptions about future issues and needs.

The Independent Trustees Committee’s purposes are (i) to review arrangements between the fund and its service providers, including the review of the Trust’s advisory and distribution arrangements in accordance with the 1940 Act; (ii) to carry out the responsibilities of independent trustees pursuant to Rule 38a-1 under the 1940 Act; (iii) to provide Independent Trustees an opportunity to exchange views and formulate positions separately from management; and (iv) to oversee issues related to the Independent Trustees that are not specifically delegated to another Board Committee.

As an integral part of its responsibility for oversight of the fund in the interests of shareholders, the Board oversees risk management of the fund’s investment program and business affairs. The Board views risk management as an important responsibility of management and has emphasized to the manager, adviser and subadvisers the importance of maintaining vigorous risk management programs. Oversight of the risk management process is part of the Board’s general oversight of the fund and its service providers. The Board exercises oversight of the risk management processes through oversight by the full Board.

The fund faces a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the fund. Under the overall supervision of the Board, the fund, the manager, adviser, subadvisers and the affiliates of the manager, adviser and subadvisers, or other service providers to the fund, employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the fund’s and the manager’s CCO and the manager’s chief risk officer, as well as various personnel of the adviser, subadvisers and other service providers such as the fund’s independent accountant, make reports to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the trustees as to risk management matters are typically summaries of the relevant information. Furthermore, it is in the very nature of certain risks that they can be evaluated only as probabilities, and not as certainties. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations, and no risk management program can predict the likelihood or seriousness of, or mitigate the effects of, all potential risks.

The fund commenced operations on February 26, 2010. During the fiscal period ended November 30, 2010, the Audit Committee met four times, the Nominating Committee did not meet and the Independent Directors Committee met five times.

The following table shows each trustee’s ownership of shares of the fund and of all the Legg Mason Funds served by the trustee as of December 31, 2010:

Name of Trustee	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Trustee ($)
INDEPENDENT TRUSTEES:

Hearn, Ruby P.	None	Over 100,000

Lehman, Arnold L.	None	Over 100,000

Masters, Robin J.W.	None	Over 100,000

Name of Trustee	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Trustee ($)

McGovern, Jill E.	None	Over 100,000

Mehlman, Arthur S.	None	Over 100,000

O’Brien, G. Peter	None	Over 100,000

Rowan, S. Ford	None	Over 100,000

Tarola, Robert M.	None	Over 100,000

INTERESTED TRUSTEES:

Fetting, Mark R.	None	Over 100,000

Gerken, R. Jay	None	Over 100,000

As of December 31, 2010, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the manager, adviser, subadvisers or distributor, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, adviser, subadvisers or distributor of the fund.

Information regarding compensation paid by the Trust to its Board is set forth below. The Independent Trustees receive an annual retainer plus a fee for each meeting of the Board attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Trust for their service as a trustee, but may be reimbursed by Legg Mason for reasonable out-of-pocket travel expenses for attending Board meetings.

For serving as a director/trustee of certain of the Legg Mason mutual funds, each Independent Trustee receives an annual retainer of $75,000 and a fee of $7,500 for each regularly scheduled meeting he or she attends. Individual trustees may elect to defer all or a portion of their fees through deferred compensation plans. The Lead Independent Trustee receives additional compensation of $18,000 annually. The Chair of the Audit Committee receives additional compensation of $10,000 annually. The Co-Chairs of the Nominating Committee receive additional compensation of $5,000 in any year where the Committee is active. Independent Trustees will also receive a fee of $3,750 or $1,250 for any special Board meeting they attend in person or by telephone, respectively. The Independent Trustees review the level of trustee compensation periodically in order to determine if adjustments are appropriate. This review is conducted in consultation with the fund’s counsel, independent trustee counsel and independent consultants, as the Independent Trustees deem appropriate. Changes in compensation will depend on, among other things, the number, type and size of funds overseen by the Independent Trustees, market changes in mutual fund trustee compensation, changes in the operational and regulatory environment and changes in the oversight role played by the Independent Trustees.

The following table provides certain information relating to the compensation of the Trust’s trustees. None of the Legg Mason Funds has any retirement plan for its trustees. However, each trustee may participate in a deferred compensation plan as discussed below.

Name of Person and Position	Aggregate Compensation from Trust* ($)	Total Compensation from Legg Mason Funds** ($)	Total Compensation from Fund Complex*** ($)
INDEPENDENT TRUSTEES:

Hearn, Ruby P.—Trustee	20,124	132,500	132,500

Name of Person and Position	Aggregate Compensation from Trust* ($)	Total Compensation from Legg Mason Funds** ($)	Total Compensation from Fund Complex*** ($)

Lehman, Arnold L.—Trustee	23,797	155,000	155,000

Masters, Robin J.W.—Trustee	20,124	132,500	132,500

McGovern, Jill E.—Trustee****	20,124	132,500	132,500

Mehlman, Arthur S.—Trustee	22,170	145,000	288,900

O’Brien, G. Peter—Trustee	19,916	131,250	275,150

Rowan, S. Ford—Trustee	20,124	132,500	132,500

Tarola, Robert M.—Trustee	20,124	132,500	132,500

INTERESTED TRUSTEES:

Fetting, Mark R.—Chairman of the Board and Trustee	None	None	None

Gerken, R. Jay—President and Trustee	None	None	None

*	Represents compensation paid to the trustees by the Trust for the calendar year ended December 31, 2010.
**	Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2010 from the Legg Mason Funds. At the end of that period, there were 9 open-end investment companies in the Legg Mason Funds, consisting of 16 portfolios.
***	Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2010 from the Fund Complex.
****	The total amount of deferred compensation accrued by the Trust (including earnings or depreciation in value of amounts deferred) through December 31, 2010 for participating trustees is as follows: Jill E. McGovern, $25,680.

Officers receive no compensation from the Trust, although they may be reimbursed by Legg Mason for reasonable out-of-pocket travel expenses for attending Board meetings.

On December 31, 2010, the trustees and officers of the Trust owned beneficially or of record in the aggregate less than 1% of any class of the fund’s outstanding shares.

On February 28, 2011, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o Legg Mason Funds at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

NAME AND ADDRESS	CLASS	% OF CLASS HELD
Legg Mason, Inc. Attn: Brian Emrick 100 International Drive, 10th Fl. Baltimore, MD 21202	A	88.81

American Enterprise Investment Services P.O. Box 9446 Minneapolis, MN 55440-9446	A	5.28

NAME AND ADDRESS	CLASS	% OF CLASS HELD
First Clearing, LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103-2523	C	11.30

Raymond James & Associates, Inc. Fbo Michael B. Davis and Ashley S. Davis 2190 Pine Terrace Saint Cloud, FL 34771-7920	C	8.84

Legg Mason, Inc. Attn: Brian Emrick 100 International Drive, 10th Fl. Baltimore, MD 21202	C	8.62

Raymond James & Associates, Inc. Fbo Leary Family Partnership LLP 2180 North Park Ave., Ste 322 Winter Park, FL 32789-2358	C	8.62

Raymond James & Associates, Inc. Fbo Carolyn K. Banner TTEE KP Wise 2008 Trust 711 Bonita Dr. Winter Park, FL 32789-2719	C	8.62

Raymond James & Associates, Inc. Fbo Carolyn K. Banner TTEE Carolyn K. Banner Revocable Trust 711 Bonita Dr. Winter Park, FL 32789-2719	C	8.62

Raymond James & Associates, Inc. Fbo Marie A Daudt & Diane M Daudt TTEE Charles M Daudt Marital Trust 85 River Rd., #7 Essex, CT 06426-1341	C	8.35

American Enterprise Investment Services 707 2nd Ave, S Minneapolis, MN 55402-2405	C	5.98

Legg Mason Partners Target Retirement Series, Inc. Target 2025 Attn: Steve Bleiberg 620 8th Ave., 49th Fl New York, NY 10018-1618	I	26.23

NAME AND ADDRESS	CLASS	% OF CLASS HELD
Legg Mason Partners Target Retirement Series, Inc. Target 2015 Attn: Steve Bleiberg 620 8th Ave., 49th Fl New York, NY 10018-1618	I	22.90

Legg Mason Partners Target Retirement Series, Inc. Target 2020 Attn: Steve Bleiberg 620 8th Ave., 49th Fl New York, NY 10018-1618	I	21.30

Legg Mason Partners Target Retirement Series, Inc. Target Retirement Attn: Steve Bleiberg 620 8th Ave., 49th Fl New York, NY 10018-1618	I	11.96

Legg Mason, Inc. Attn: Brian Emrick 100 International Drive, 10th Fl. Baltimore, MD 21202	I	10.86

THE FUND’S MANAGER, ADVISER AND SUBADVISERS

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”), 620 Eighth Avenue, New York, New York 10018, is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, which also is the parent of LMIS. LMPFA serves as manager to the fund under a Management Agreement (“Management Agreement”).

Under the Management Agreement, LMPFA, subject to the supervision of the Board, regularly provides the fund with investment research, advice, management and supervision, furnishes a continuous investment program for the fund’s portfolio of securities and other investments consistent with the fund’s investment objective, policies and restrictions, determines from time to time what securities and other investments will be purchased, retained or sold by the fund and implements those decisions subject to the provisions of the fund’s governing documents, the 1940 Act, the applicable rules and regulations of the SEC and other applicable federal and state law, as well as any specific policies adopted by the Board and disclosed to LMPFA. The Management Agreement further provides that LMPFA provides advice and recommendations with respect to any other aspects of the business and affairs of the fund, and exercises voting rights, rights to consent to corporate action and any other rights pertaining to the fund’s portfolio securities subject to such direction as the Board may provide, and performs such other functions of investment management and supervision as may be directed by the Board. LMPFA and its affiliates pay all compensation of trustees and officers of the fund who are officers, trustees or employees of LMPFA. The fund pays all of its expenses which are not expressly assumed by LMPFA. These expenses include, among others, interest expense, dividend expense on short sales, taxes, brokerage fees and commissions, expenses of preparing and printing summary prospectuses, prospectuses, statements of additional information, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to LMIS, the fund’s distributor, compensation of the independent trustees, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and a portion of expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its trustees and officers with respect to litigation.

Under its Management Agreement, the fund has the non-exclusive right to use the name “Legg Mason” until that Agreement is terminated or until the right is withdrawn in writing by LMPFA.

LMPFA receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the average daily net assets of the fund. Management fees are allocated between each class based on their pro rata share of fund assets.

LMPFA has agreed to forgo fees and/or reimburse operating expenses (other than interest, dividend expense on short sales, taxes, extraordinary expenses and brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs)), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 1.35%, 2.10%, 1.35%, 1.60%, 1.10% and 1.00% for Class A, Class C, Class FI, Class R, Class I and Class IS shares, respectively. Acquired fund fees and expenses are subject to the expense limitation agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of this Prospectus) of each acquired fund held by the fund, weighed in proportion to the fund’s investment allocation among the acquired funds. These arrangements are expected to continue until December 31, 2012, may be terminated prior to that date by agreement of LMPFA and the Board, and may be terminated at any time after that date by LMPFA. The arrangement, however, may be modified by LMPFA to decrease total annual operating expenses at any time. LMPFA is also permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will LMPFA recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other lower limit then in effect.

Advisory fees are allocated among each class based on their pro rata share of fund assets.

The fund commenced operations on February 26, 2010. For the fiscal period ended November 30, 2010, the fund incurred management fees of $97,354 (prior to fees foregone and/or expenses reimbursed).

For the fiscal period ended November 30, 2010 fees foregone or expenses reimbursed by LMPFA were $460,694.

Adviser

Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “adviser”), 620 Eighth Avenue, New York, New York 10018, also a wholly-owned subsidiary of Legg Mason, Inc., provides certain investment advisory services to the fund under an Investment Advisory Agreement (“Investment Advisory Agreement”) with LMPFA.

Under the Investment Advisory Agreement, LMGAA serves as the “manager of managers” for the fund and has responsibility for monitoring and coordinating the overall management of the fund, including rebalancing the fund’s target asset allocations among subadvisers, monitoring the subadvisers for the fund and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. LMGAA also provides portfolio management for a portion of the fund’s assets (“LMGAA Sleeves”), which includes regularly providing investment research, advice, management and supervision; otherwise assisting in determining from time to time what securities will be purchased, retained or sold by the fund; and implementing decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMPFA and the general supervision of the Board. LMGAA also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board and LMPFA.

LMPFA pays Legg Mason Global Asset Allocation, LLC (“LMGAA”) for its services to the fund an advisory fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. Real Return Fund Ltd. (the “Subsidiary”) has agreed to reimburse the Fund for the fees paid thereby for the services provided by LMGAA to the Subsidiary.

The fund commenced operations on February 26, 2010. For the fiscal period ended November 30, 2010, LMGAA received advisory fees (net of any expense limitations) of $0.

Subadvisers

Pursuant to separate subadvisory agreements (each, a “Subadvisory Agreement”), the following subadvisers (each, a “subadviser”) independently select the fund’s investments, other than those selected by LMGAA in the LMGAA Sleeves and except for WAML and Western Japan which are subject to the overall authority and oversight of Western Asset.

Each subadviser is a wholly-owned subsidiary of Legg Mason, Inc.

Batterymarch Financial Management, Inc. (“Batterymarch”), John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, serves as subadviser to the fund.

ClearBridge Advisors, LLC (“ClearBridge”), 620 Eighth Avenue, New York, New York 10018, serves as a subadviser to the fund. ClearBridge does not currently manage any portion of the fund’s portfolio.

Western Asset Management Company (“Western Asset”), 385 East Colorado Boulevard, Pasadena, California 91101, serves as a subadviser to the fund.

Western Asset Management Company Limited in London (“WAML”), 10 Exchange Place, London, England, serves as a subadviser to the fund.

Western Asset Management Company Ltd. in Japan (“Western Japan”), 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chrome Chiyoda-Ku, Tokyo 100-6536, Japan, serves as a subadviser to the fund.

Pursuant to the Subadvisory Agreements for Batterymarch, ClearBridge and Western Asset, each subadviser provides day-to-day portfolio management of a portion of the fund’s assets which includes regularly providing investment research, advice, management and supervision; otherwise assisting in determining from time to time what securities will be purchased, retained or sold by the fund; and implementing decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMPFA and LMGAA and the general supervision of the Board. Each subadviser also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board, LMPFA and LMGAA.

Pursuant to the Subadvisory Agreements for WAML and Western Japan, WAML and Western Japan shall, as requested by Western Asset, regularly provide the fund with investment research, advice, management and supervision and shall furnish a continuous investment program for a portion of the fund’s assets consistent with the investment objectives, restrictions and policies described in the Prospectus and this Statement of Additional Information. Each of WAML and Western Japan also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board, LMPFA, LMGAA and Western Asset.

Western Asset’s investment advisory functions are highly integrated across separate legal entities in various jurisdictions, including the United States, England, Japan and others. The portion of the fund’s assets managed by Western Asset is advised using a team approach and that team approach includes drawing upon the expertise of team members in the United States and/or those formally employed by WAML or Western Japan. It is expected that the primary role for team members from WAML and Western Japan will be providing investment advisory services with respect to non-US currency denominated securities and foreign currency instruments related to non-U.S. countries (excluding Asian countries) and Japan, respectively. Western Asset has overall authority and oversight responsibility for the portion of the fund’s assets for which it is a subadviser.

LMPFA pays Batterymarch Financial Management, Inc. (“Batterymarch”) for its services to the fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.45% of the average daily net assets managed by Batterymarch.

LMPFA pays ClearBridge Advisors, LLC (“ClearBridge”) for its services to the fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets managed by ClearBridge.

LMPFA pays Western Asset Management Company (“Western Asset”) for its services to the fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset.

Western Asset pays Western Asset Management Company, Limited (“WAML”) for its services to the fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by WAML.

Western Asset pays Western Asset Management Company Ltd. in Japan (“Western Japan”) for its services to the fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Japan.

The fund commenced operations on February 26, 2010. For the fiscal period ended November 30, 2010, the subadvisers received advisory fees (net of any expense limitations) as follows:

Subadviser	Advisory Fees ($)
Batterymarch	0
ClearBridge	0
Western Asset	0
WAML	0
Western Japan	0

Additional Information About the Management Agreement, Investment Advisory Agreement and Subadvisory Agreements

Under each Management Agreement, Investment Advisory Agreement and Subadvisory Agreement, LMPFA/LMGAA/Batterymarch/ClearBridge/Western Asset/WAML/Western Japan, as applicable, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

The Management Agreement, Investment Advisory Agreement and each Subadvisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board, by vote of a majority of the fund’s outstanding voting securities, or by LMPFA/LMGAA/Batterymarch/ClearBridge/Western Asset/WAML/Western Japan, as applicable, on not less than 90 days’ notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement. The Investment Advisory Agreement and Subadvisory Agreements terminate immediately upon termination of the Management Agreement.

Portfolio Managers: Other Accounts

The following people serve as portfolio managers to the fund:

LMGAA: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy;

Batterymarch: Adam J. Petryk, CFA, Stephen A. Lanzendorf, CFA and Michael McElroy, CFA; and

Western Asset, WAML and Western Japan: S. Kenneth Leech, Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn.

The tables below provide information regarding other accounts for which the portfolio managers have day-to-day management responsibility as of November 30, 2010.

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)
LMGAA

Steven D. Bleiberg

Registered Investment Companies	20	1,860	0	—

Other Pooled Investment Vehicles	31	2,842	0	—

Other Accounts	1	155	0	—

Y. Wayne Lin

Registered Investment Companies	2	5	0	—

Other Pooled Investment Vehicles	0	—	0	—

Other Accounts	0	—	0	—

Andrew D. Purdy

Registered Investment Companies	20	1,860	0	—

Other Pooled Investment Vehicles	21	387	0	—

Other Accounts	0	—	0	—

Batterymarch

Adam J. Petryk

Registered Investment Companies	5	2,390	0	—

Other Pooled Investment Vehicles	15	1,164	0	—

Other Accounts	26	3,913	0	—

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)

Stephen A. Lanzendorf

Registered Investment Companies	5	1,612	0	—

Other Pooled Investment Vehicles	6	272	1	5

Other Accounts	48	3,146	6	224

Michael McElroy

Registered Investment Companies	3	1,106	0	—

Other Pooled Investment Vehicles	6	670	0	—

Other Accounts	9	2,184	0	—

Western Asset, WAML and Western Japan

S. Kenneth Leech

Registered Investment Companies	104	171,831	0	—

Other Pooled Investment Vehicles	216	109,241	7	1,141

Other Accounts	791	178,937	81	19,466

Peter H. Stutz

Registered Investment Companies	5	1,964	0	—

Other Pooled Investment Vehicles	2	28	0	—

Other Accounts	14	3,044	1	147

Stephen A. Walsh

Registered Investment Companies	104	171,831	0	—

Other Pooled Investment Vehicles	216	109,241	7	1,141

Other Accounts	791	178,937	81	19,466

Paul E. Wynn

Registered Investment Companies	5	1,964	0	—

Other Pooled Investment Vehicles	2	139	0	—

Other Accounts	9	3,114	1	424

Portfolio Managers: Ownership of Securities

The table below provides information regarding the portfolio managers beneficial ownership of shares of the fund as of November 30, 2010.

Type of Account	Dollar Range of Equity Securities in the Fund ($)
LMGAA

Steven D. Bleiberg	None

Type of Account	Dollar Range of Equity Securities in the Fund ($)

Y. Wayne Lin	None

Andrew D. Purdy	None

Batterymarch

Adam J. Petryk	None

Stephen A. Lanzendorf	None

Michael McElroy	None

Western Asset, WAML and Western Japan

S. Kenneth Leech	None

Peter H. Stutz	None

Stephen A. Walsh	None

Paul E. Wynn	None

Portfolio Managers: Compensation and Conflict of Interest Policies

LMGAA. Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy serve as portfolio managers for the fund and are employed by LMGAA.

Compensation

LMGAA investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

The level of incentive compensation is determined by the senior management of Legg Mason and is awarded on a discretionary basis. A formula-based scheme directly linking compensation to investment performance as measured against a benchmark is not currently in place nor is one planned.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a portfolio manager of the fund has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the funds’ portfolio managers.

LMGAA has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for LMGAA and the individuals it employs. For example, LMGAA seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. LMGAA has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by LMGAA will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the manager, adviser and/or subadviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which LMGAA and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. LMGAA may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to LMGAA and its affiliates.

Batterymarch. Adam J. Petryk, CFA, Stephen A. Lanzendorf, CFA and Michael McElroy, CFA serve as portfolio managers for the fund and are employed by Batterymarch.

Potential Conflicts of Interest

As an investment adviser to multiple client accounts, Batterymarch recognizes that actual or potential conflicts of interest may arise in its business and has developed compliance policies and procedures that are reasonably designed to detect, manage and/or mitigate the effects of such potential conflicts of interest. Although Batterymarch believes that its policies and procedures are appropriate to eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. The following is a summary of certain potential conflicts of interest that may arise:

Allocation of Limited Investment Opportunities. If a portfolio manager or an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account (including the fund) may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts, including assigning allocations in random order or on a pro-rata basis. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, sector/country/region exposure, investment restrictions or for other reasons.

Batterymarch’s Compliance Department periodically reviews the manner in which certain trades have been allocated among client accounts managed under the same and different investment mandates and the dispersion of performance returns of similarly-managed client accounts to detect any evidence of impropriety. These reviews are designed to ensure that, over time, no client accounts or investment mandates appear to be systematically advantaged or disadvantaged by the manner in which Batterymarch allocates trades.

Allocation of Partially-Filled Transactions in Securities. Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size, although exceptions may be made from this general policy from time to time based on factors such as the availability of cash, sector/country/region allocation decisions, investment restrictions or risk controls and the costs for minimal allocation actions.

Side-by-Side Trading and Opposite (i.e., Contradictory) Transactions in Securities. Batterymarch provides investment advisory services for multiple accounts and under multiple investment mandates and may give advice, and take action, with respect to any of those client accounts that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

A potential conflict of interest may be perceived to arise if transactions in one client account closely follow related transactions in the same security in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale or short sale in one client account lowers the sale price received in a sale by a second account. To mitigate such potential conflicts, Batterymarch attempts to aggregate trades for multiple client accounts, where feasible, and to lessen the market impact of securities transactions by limiting trade volumes.

In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a “buy” by its stock selection model.

Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection models, risk controls and portfolio construction rules used by Batterymarch to manage its clients’ long-only portfolios may differ from the models and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

Batterymarch’s Compliance Department reviews all contradictory trades (i.e., a purchase of a security by one or more client accounts during the same day that one or more other client accounts are selling the same security) and contradictory positions (i.e., a long position held by one or more client accounts at the same time that one or more other client accounts hold a short position in the same security) executed/held by client accounts to ensure there were valid reasons for such activities/events. Contradictory trades are also reviewed to ensure that any cross transactions are properly documented or reported.

Broker Selection and Soft Dollar Usage. Portfolio managers may be able to influence the selection of broker/dealers that are used to execute securities transactions for client accounts. In selecting a broker/dealer, Batterymarch may choose a broker/dealer whose commission rate is in excess of that which another broker/dealer might have charged for the same transaction, based upon Batterymarch’s judgment of that broker/dealer’s superior execution capabilities and/or as a result of Batterymarch’s perceived value of the broker/dealer’s brokerage and research services. Although the payment of brokerage commissions is subject to the requirement that Batterymarch determines in good faith that the commissions paid are reasonable in relation to the value of the brokerage and research services received, the research services which Batterymarch obtains from broker/dealers may be used to service all of Batterymarch’s clients and not just those clients paying commissions to broker/dealers providing the research services, and not all research may be used by Batterymarch for the benefit of each of the client accounts which paid commissions to a broker/dealer providing such research. All soft dollar arrangements in which Batterymarch is involved in shall come within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934, as amended, and the rules and interpretations thereof as issued by the Securities and Exchange Commission.

Personal Securities Transactions. Batterymarch allows its employees to trade in securities that it recommends to advisory clients. To the extent not prohibited by Batterymarch’s Code of Ethics, Batterymarch’s employees and other related persons may buy, hold or sell securities managed by Batterymarch at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by Batterymarch for its client accounts. Batterymarch and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds’ investment holdings, which is non-public information. To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders’ interests in funds managed by Batterymarch).

Performance-Based Fee Arrangements. Batterymarch manages some accounts under performance-based fee arrangements. Batterymarch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. Performance-based fees could create an incentive for an investment adviser to make investments that are riskier or more speculative or to allocate investments having a greater potential for higher returns to accounts of those clients paying performance-based fees. Batterymarch seeks to avoid this potential conflict of interest by acting in good faith and in the best interests of clients and by not favoring or making riskier investments for accounts paying performance-based fees. Batterymarch generally requires portfolio decisions to be made on a product specific basis and Batterymarch requires average pricing of all aggregated orders.

Additionally, the investment performance of composites, not individual client accounts, is generally considered a factor in determining portfolio managers’ compensation.

* * * * * * * * * * * * * * * * * *

Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, fund shareholders should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

Batterymarch’s Chief Compliance Officer conducts a review of the firm’s potential conflicts of interest and a risk assessment on an annual basis.

Compensation

In addition to customary employee benefits (e.g., medical coverage), compensation for investment professionals includes:

•	competitive base salaries;

•

individual performance-based bonuses based on the investment professionals’ added value to the products for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

•	corporate profit sharing; and an

•	annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for 31 months to receive payment)

Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is generally not analyzed by any individual client portfolios. Portfolio manager compensation is not tied to, nor increased or decreased as the direct result of, any performance fees that may be earned by Batterymarch. Lastly, portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch’s client portfolios.

Western Asset. S. Kenneth Leech, Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn serve as portfolio managers to the fund and are employed by Western Asset and/or Western London.

Compensation

With respect to the compensation of portfolio managers, each subadviser’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits and a retirement plan.

In addition, each subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to the fund, the benchmark set forth in the fund’s Prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. A subadviser may also measure a portfolio manager’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because portfolio managers are generally responsible for multiple accounts (including the fund) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the subadviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

Conflicts of Interest

The subadvisers and portfolio managers have interests which conflict with the interests of the fund. There is no guarantee that the policies and procedures adopted by the subadvisers and the fund will be able to identify or mitigate these conflicts of interest.

Some examples of material conflicts of interest include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. A portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those funds and accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. Such a portfolio manager may make general determinations across multiple funds, rather than tailoring a unique approach for each fund. The effects of this conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities; Aggregation of Orders. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the fund’s ability to take full advantage of the investment opportunity. Additionally, a subadviser may aggregate transaction orders for multiple accounts for purpose of execution. Such aggregation may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. In addition, a subadviser’s trade allocation policies may result in the fund’s orders not being fully executed or being delayed in execution.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

Cross Trades. Portfolio managers may manage funds that engage in cross trades, where one of the manager’s funds or accounts sells a particular security to another fund or account managed by the same manager. Cross trades may pose conflicts of interest because of, for example, the possibility that one account sells a security to another account at a higher price than an independent third party would pay or otherwise enters into a transaction that it would not enter into with an independent party, such as the sale of a difficult-to-obtain security.

Selection of Broker/Dealers. Portfolio managers may select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide subadvisers with brokerage and research services. These services may be taken into account in the selection of brokers and dealers whether a broker is being selected to effect a trade on an agency basis for a commission or (as is normally the case for the fund) whether a dealer is being selected to effect a trade on a principal basis. This may result in the payment of higher brokerage fees and/or execution at a less favorable price than might have otherwise been available. The services obtained may ultimately be more beneficial to certain of the manager’s funds or accounts than to others (but not necessarily to the funds that pay the increased commission or incur the less favorable execution). A decision as to the selection of brokers and dealers could therefore yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Financial and Other Benefits. A conflict of interest arises where the financial or other benefits available to a portfolio manager differ among the funds and/or accounts that he or she manages. If the amount or structure of the investment manager’s management fee and/or a portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. A portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such funds and/or accounts. Also, a portfolio manager’s or the manager’s or a subadviser’s desire to increase assets under management could influence the portfolio manager to keep a fund open for new investors without regard to potential benefits of closing the fund to new investors. Additionally, the portfolio manager might be motivated to favor funds and/or accounts in which he or she has an ownership interest or in which the investment manager and/or its affiliates have ownership interests. Conversely, if a portfolio manager does not personally hold an investment in the fund, the portfolio manager’s conflicts of interest with respect to the fund may be more acute.

Related Business Opportunities. The investment manager or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Proxy Voting

As the fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason Funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or subadvisers that actually manage the assets of each fund are delegated the responsibility for assessing and voting the fund’s proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser and of the adviser’s affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge through http://www.leggmason.com/individualinvestors (click on the name of the fund) or through the SEC’s Internet site at http://www.sec.gov.

Code of Ethics

The fund, LMPFA, LMGAA, Batterymarch, ClearBridge, Western Asset, WAML, Western Japan, LMCM and LMIS each has adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code of ethics. Copies of the codes of ethics of the fund, the manager, the subadvisers and the distributor are on file with the SEC.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. Variations in the fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions. The fund commenced operations on February 26, 2010. For the following fiscal period, the fund’s portfolio turnover rate (not annualized) was as follows:

Fiscal Period	Portfolio Turnover Rate (%)
2010	42

Under each Investment Advisory Agreement and Subadvisory Agreement, the fund’s adviser and subadvisers are responsible for the execution of portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a “spread,” which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser and subadvisers must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions or spreads to broker/dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the adviser and subadvisers also take into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the services described below) and any risk assumed by the executing broker or dealer.

Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by broker/dealers to the adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these broker/dealers a higher brokerage commission than may be charged by other broker/dealers, or a higher transaction fee on so-called “riskless principal” trades in certain NASDAQ securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the adviser in connection with services to clients other than the fund whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the fund may be used for the fund’s benefit. The adviser’s and subadvisers’ fees are not reduced by reason of its receiving such brokerage and research services.

The fund may use brokerage firms affiliated with the fund’s investment adviser (“affiliated broker”) as its broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliated brokers will not exceed “usual and customary brokerage commissions.” Rule 17e-1 under the 1940 Act defines “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In the OTC market, the fund generally deals with responsible primary market makers unless a more favorable execution can otherwise be obtained.

The fund commenced operations on February 26, 2010. For the following fiscal period, the fund paid the following brokerage commissions:

Fiscal Period	Brokerage Commissions Paid ($)
2010	7,546

The fund acquired securities of the following of its regular broker/dealers or their parents during the fiscal year ended November 30, 2010:

Bank of America Securities, LLC
BNP Paribas Securities Corp.
Goldman Sachs & Co.
JPMorgan Chase & Co.

As of November 30, 2010, the fund owned securities of such broker/dealers or their parents as follows:

Entity	Market Value of Shares Held ($000’s)
JPMorgan Chase & Co.	30
BNP Paribas Securities Corp.	25
Goldman Sachs & Co.	21
Bank of America Securities, LLC	10

Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called “riskless principal” trades. The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which LMIS or any of its affiliated persons is a participant. These procedures, among other things, limit the fund’s investment in the amount of securities of any class of securities offered in an underwriting in which LMIS or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if LMIS is the sole underwriter of those securities. In no case in which the fund purchases securities in an underwriting in which LMIS or any affiliated person is a participant can the fund purchase the securities from LMIS or the affiliated person.

Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits LMIS from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. Each Investment Advisory Agreement and Subadvisory Agreement expressly provides such consent.

Investment decisions for the fund are made independently from those of other funds and accounts advised by the manager, adviser and subadvisers. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large-volume transactions may produce better executions and prices.

THE FUND’S DISTRIBUTOR

LMIS acts as distributor of the fund’s shares pursuant to a Distribution Agreement with the fund. Except as noted in the Prospectus, the fund’s shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund’s expense) and for supplementary sales literature and advertising costs. The Distribution Agreement is terminable with respect to the fund without penalty, at any time, by the Board, by a vote of the holders of a majority of the shares of the fund, or by LMIS upon 60 days’ notice to the other party.

The fund has adopted a Distribution Plan for each class of the fund (the “Plan”) which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of Class A shares, Class C shares, Class FI shares and Class R shareholders and the provision of ongoing services to the holders of those shares. Payments with respect to a class are made only from assets attributable to that class. With respect to Class A, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class A shares. With respect to Class C, the aggregate fees may not exceed an annual rate of 1.00% of the fund’s average daily net assets attributable to Class C shares. With respect to Class FI, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class FI shares. With respect to Class R, the aggregate fees may not exceed an annual rate of 0.50% of the fund’s average daily net assets attributable to Class R shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only. LMIS may pay all or a portion of the fees to Financial Advisers. The Plan also provides that LMIS and Financial Advisers may receive all or a portion of the sales charges paid by Class A or Class C.

Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by LMIS on behalf of the fund. The Plan does not obligate the fund to reimburse LMIS for the actual expenses LMIS may incur under the Plan. Thus, even if LMIS’ actual expenses exceed the fee payable to LMIS at any given time, the fund will not be obligated to pay more than that fee. If LMIS’ expenses are less than the fee it receives, LMIS will retain the full amount of the fee.

The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (“12b-1 Trustees”). In approving the establishment of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the fund, the applicable class and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the fund’s Class A, Class C, Class FI or Class R shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund’s Class A shares, Class C shares, Class FI shares and Class R shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMPFA.

In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by the fund to LMIS under the Plan would increase the fund's level of expenses applicable to Class A, Class C, Class FI and Class R shares, as applicable, in the amount of such payments. Further, the trustees recognized that the manager, adviser and subadvisers would earn greater fees if the fund’s assets were increased, because such fees are calculated as a percentage of the fund’s assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

Among the potential benefits of the Plan, the trustees noted that the payment of distribution and service fees to LMIS for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to the fund's Class A, Class C, Class FI and Class R shares and to maintain and enhance the level of services they provide to that class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses could serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as any net inflows of cash from new sales might enable its portfolio managers to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to 0.25% of the fund’s average daily net assets attributable to Class A shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Class C shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class C shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class FI shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly. As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to 0.25% of its average daily net assets attributable to Class R shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class R shares in accordance with the Plan.

The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to a class of the fund by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable class of the fund. Any change in the Plan that would materially increase the distribution costs to the fund requires approval by the shareholders of the applicable class of the fund; otherwise, the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

In accordance with Rule 12b-1, the Plan provides that LMIS will submit to the Board, and the trustees shall review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

The fund commenced operations on February 26, 2010. For the fiscal period ended November 30, 2010, the fund incurred distribution and/or service fees of $30,319 with respect to Class A shares and $5,177 with respect to Class C shares.

All such fees were paid to LMIS, the fund’s Principal Underwriter as provided for in the underwriting agreement between LMIS and the fund and pursuant to the Plans.

THE TRUST

The certificate of trust to establish the Trust was filed with the State of Maryland on October 7, 2009. The fund is a series of the Trust, a Maryland statutory trust. The Trust has a total of seven separate series. A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the Trust’s declaration of trust (the “Declaration”). Some of the more significant provisions of the Declaration are described below.

Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

The fund is not required to hold an annual meeting of shareholders, but the fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares. Voting rights are not cumulative.

Election and Removal of Trustees. The Declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining trustees. The provisions of the Declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration. The trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or, employees of the Trust or that limit the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares. The fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. All shares in the fund are fully paid and nonassessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. The fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to the fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the fund may disclose such ownership if required by law or regulation.

Small Accounts. The Declaration provides that the fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the Declaration permits the fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes. The Declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class. Each share of the fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of the fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. In addition, the fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law.

Under current Maryland law, a trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the fund’s trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

The Declaration further provides that the fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

THE FUND’S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, MA 02105, serves as custodian of the fund’s assets. BFDS, P.O. Box 953, Quincy, MA 02171, as agent for State Street, serves as transfer and dividend-disbursing agent to the fund and administrator of various shareholder services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right to institute other charges on shareholders to cover the fund’s administrative costs.

THE FUND’S LEGAL COUNSEL

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600, serves as counsel to the Trust.

THE FUND’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 E. Pratt Street, Baltimore, MD 21202, serves as independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

The Annual Report to Shareholders for the fiscal period ended November 30, 2010, contains the fund’s consolidated financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm, all of which are hereby incorporated by reference herein.

APPENDIX A

Credit Rating Descriptions

Description of Moody’s Investors Service, Inc. (“Moody’s”) Ratings:

The following descriptions of Moody’s ratings have been published by Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Obligation Ratings

Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2—Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3—Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime—Issuers rated (or supporting institutions) not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s (“S&P”) Ratings:

The following descriptions of S&P’s ratings have been published by Standard & Poor’s Financial Service LLC.

Long-Term Issue Credit Ratings

AAA—An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated CC is currently highly vulnerable to nonpayment.

C—A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)—The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR—This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1—A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2—A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3—A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1—A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2—A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3—A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C—A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Description of Fitch Ratings’ (“Fitch”) Ratings:

The following descriptions of Fitch’s ratings have been published by Fitch, Inc. and Fitch Ratings Ltd. and its subsidiaries.

Long-Term Ratings

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B—Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC—Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC—Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C—Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (–)—The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

emr—The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings

F1—Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2—Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3—Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B—Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C—High short-term default risk. Default is a real possibility.

RD—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D—Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Appendix B

Legg Mason Funds

Proxy Voting Policies

(Revised 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.	Voting Proxies—Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.	Proxy Voting Policies of Advisers to Legg Mason Funds—Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.	Funds’ Proxy Voting Policies and Procedures—The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4.	Annual Review—An adviser’s proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser’s stated proxy voting policies and procedures.

5.	Changes to Advisers’ Policies and Procedures—On an annual basis, any changes to an adviser’s proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Legg Mason Partners Fund Advisor, LLC

Proxy Voting Policy

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) delegates to each sub-adviser the responsibility for voting proxies for its funds, as applicable, to each sub-adviser through its contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the funds if the funds’ Board reviews and approves the use of those policies and procedures. Accordingly, LMPFA does not expect to have proxy-voting responsibility for any of the funds.

Should LMPFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and any fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMPFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason, Inc.

LEGG MASON GLOBAL ASSET ALLOCATION, LLC

Proxy Voting Policy and Procedures

October 2009

I.	TYPES OF ACCOUNTS FOR WHICH LMGAA VOTES PROXIES

II.	GENERAL GUIDELINES

III.	HOW LMGAA VOTES

IV.	PROXY VOTING FOR FUNDS OF FUNDS

V.	PROXY VOTING WITH RESPECT TO EXCHANGE-TRADED FUND SHARES

VI.	CONFLICTS OF INTEREST PROCEDURES

VII.	OTHER CONSIDERATIONS

VIII.	DISCLOSURE OF PROXY VOTING

IX.	RECORDKEEPING AND OVERSIGHT

LEGG MASON GLOBAL ASSET ALLOCATION, LLC

Proxy Voting Policy and Procedures

I.	TYPES OF ACCOUNTS FOR WHICH LMGAA VOTES PROXIES

Legg Mason Global Asset Allocation, LLC (“LMGAA” or “we”) provides investment advisory services consisting primarily of asset allocation and manager or fund selection advisory services to clients as an adviser to a “Fund of Funds,” as an adviser to a Section 529 college savings plan (“529 Plan”) or as a “Manager of Managers.”

“Fund of Funds” clients include U.S. registered investment companies advised by LMGAA that invest in shares of U.S. registered investment companies (“Underlying Funds”). 529 Plans advised by LMGAA also invest in shares of Underlying Funds. Any proxy voting with respect to shares of Underlying Funds held by a Fund of Funds or a 529 Plan, for which LMGAA acts as an adviser or sub-adviser with the power to vote proxies, is subject to this Proxy Voting Policy and Procedure.

LMGAA advises other clients through manager of manager arrangements in which the various segments of each client’s multi-style investment portfolio are individually managed by a number of investment advisers (“Underlying Advisers”). As a manager of managers, LMGAA determines asset allocations to each Underlying Adviser, and LMGAA generally does not advise the client or otherwise make recommendations with respect to the purchase, holding or disposition of shares of individual securities. With respect to such manager of manager arrangements, LMGAA generally does not exercise any proxy voting authority with respect to the securities of individual corporate issuers held in the client’s portfolio. Such authority is reserved or delegated to the Underlying Advisers which have investment authority over such securities. For any employee benefit plan client subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), such proxy voting authority is reserved or delegated to the Underlying Advisers unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary.

In the case of certain manager of manager client accounts, LMGAA may provide investment advisory services with respect to securities of individual corporate issuers as the manager of a portfolio sleeve (“LMGAA Managed Portfolio Sleeve”). If LMGAA has proxy voting authority with respect to such individual securities, its exercise of such authority will be subject to this Proxy Voting Policy and Procedure.

In connection with a transition from one Underlying Fund or Underlying Adviser to another, a client may temporarily hold a basket of securities (e.g., due to an Underlying Fund’s satisfaction of a redemption out of such fund on an in-kind basis) during the transition period. In such event, LMGAA will seek to liquidate the securities received as soon as practicable unless the successor Underlying Fund or the successor Underlying Adviser indicates that it is willing to accept such securities. LMGAA does not seek to vote proxies with respect to such securities (should one or more proxy record dates happen to fall within a transition period) because of the transitory nature of LMGAA’s holdings of such securities and the scope of LMGAA’s responsibilities with respect to such securities.

These policies and procedures are intended to fulfill applicable requirements imposed on LMGAA by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and ERISA, and the rules and regulations adopted under these laws.

II.	GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III.	HOW LMGAA VOTES

A.	Underlying Funds

LMGAA has determined that proxy voting with respect to shares of Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that LMGAA has proxy voting authority with respect to shares of Underlying Funds, LMGAA shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth in Section II.

LMGAA’s proxy voting authority on behalf of a Fund of Funds with respect to shares of Underlying Funds advised by LMGAA’s affiliates is subject to the provisions of Section IV. LMGAA’s proxy voting authority on behalf of client accounts with respect to shares of exchange-traded funds (“ETFs”) is subject to the provisions of Section V.

B.	Individual Securities

In voting proxies with respect to individual securities held in a LMGAA Managed Portfolio Sleeve, LMGAA’s policy is generally to vote in accordance with the recommendations of Risk Metrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance. In instances where ISS has not made any recommendations with respect to a proxy issue, LMGAA will generally vote in accordance with ISS’s proxy voting guidelines. Attached is a concise summary of ISS’s standard proxy voting guidelines relating to domestic proxies.

LMGAA is not required to follow ISS’s recommendations, and retains full responsibility for voting proxies in accordance with the general principles described in Section II. An individual portfolio manager or investment team may vote contrary to ISS’s recommendation on a proxy issue or contrary to ISS’s general proxy voting guidelines if they believe such a contrary vote to be in clients’ best interests. Different portfolio managers and investment teams may vote differently on the same issue, depending upon their respective assessments of clients’ best interests.

IV.	PROXY VOTING FOR FUNDS OF FUNDS

With respect to proxy voting for any Fund of Funds investing in Underlying Funds advised by LMGAA’s affiliates, proxies for the shares of any such Underlying Fund generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such Underlying Fund. LMGAA may vote such proxies in accordance with other voting procedures approved by the Proxy Voting Committee (see Appendix C), provided such procedures comply with applicable law and/or regulatory requirements.

V.	PROXY VOTING WITH RESPECT TO EXCHANGE-TRADED FUND SHARES

With respect to proxy voting of shares of an Underlying Fund that is an ETF advised by an adviser which is unaffiliated with LMGAA, LMGAA will vote such proxies in accordance with the general fiduciary principles set forth in Section II; provided that LMGAA will vote such proxies in accordance with an echo voting procedure to the extent required by LMGAA’s Section 12(d)(1) Procedures. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth in Section II, and such procedures are subject to review by the Proxy Voting Committee.

VI.	CONFLICTS OF INTEREST PROCEDURES

In furtherance of LMGAA’s goal to vote proxies in the best interests of its clients, LMGAA follows procedures designed to identify and address material conflicts that may arise between LMGAA’s interests and those of its clients before voting proxies relating to shares of Underlying Funds or individual securities. The conflicts of interest procedures set forth in this Section VI do not apply to proxy voting for a Fund of Funds with respect to shares of an Underlying Fund advised by LMGAA or one of its affiliates given the voting protocol for Funds of Funds set forth in Section IV. The conflicts of interest procedures set forth in this Section VI do apply to Section 529 Plans.

A.	Procedures for Identifying Conflicts of Interest

LMGAA relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.	The policy memorandum attached hereto as Appendix A shall be distributed periodically to LMGAA employees by LMGAA’s Chief Compliance Officer (“CCO”). The policy memorandum alerts LMGAA employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of LMGAA with respect to voting proxies relating to investment companies and individual securities on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of LMGAA’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of LMGAA’s CCO.

2.	LMGAA shall bring all proxies relating to investment companies for which LMGAA or an affiliate serves as the sponsor, manager, adviser or sub-adviser (“Affiliated Funds”) to the attention of the Proxy Voting Committee (see Appendix B) for a conflicts of interest review.

3.	LMGAA shall maintain an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of LMGAA’s annual revenues. LMGAA shall bring all proxies relating to securities issued by such a client to the attention of the Proxy Voting Committee (see Appendix B) for a conflicts of interest review.

4.	As a general matter, LMGAA takes the position that relationships between a non-LMGAA Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-LMGAA Legg Mason affiliate) do not present a conflict of interest for LMGAA in voting proxies with respect to such issuer because LMGAA operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between LMGAA and certain other Legg Mason business units. As noted above, LMGAA employees are under an obligation to bring conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-LMGAA Legg Mason officer or employee to influence proxy voting by LMGAA, to the attention of LMGAA’s CCO.

5.	On the basis of information gathered pursuant to paragraphs A.1-A.3 above, LMGAA’s CCO shall maintain an up to date list of Underlying Funds and individual securities with respect to which LMGAA has a potential conflict of interest in voting proxies on behalf of client accounts. LMGAA shall not vote proxies on behalf of clients relating to investment companies or individual securities where a potential conflict of interest has been identified until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section VI.B & C below.

B.	Procedures for Assessing Materiality of Conflicts of Interest

1.	LMGAA shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such LMGAA personnel as are designated from time to time. The current members of the Proxy Voting Committee are set forth on Appendix B hereto.

2.	All conflicts of interest identified pursuant to the procedures outlined in Section VI.A. must be brought to the attention of the Proxy Voting Committee by LMGAA’s CCO for resolution. A proxy issue relating to an individual security that will be voted in accordance with ISS’s recommendation or in accordance with ISS’s general proxy voting guidelines generally does not need to be brought to the attention of the Proxy Voting Committee for a conflict of interest review because LMGAA’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with ISS’ recommendation or general proxy voting guidelines.

3.	The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, LMGAA’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. LMGAA’s CCO shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.

4.	If it is determined by the Proxy Voting Committee that a conflict of interest is not material, LMGAA may vote proxies on behalf of the client account notwithstanding the existence of the conflict.

C.	Procedures for Addressing Material Conflicts of Interest

1.	If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted on behalf of a client account. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

(a)	disclosing the conflict to clients and obtaining their instruction as to how to vote;

(b)	voting shares in proportion to how other shareholders have voted (also known as “mirror” or “echo” voting);

(c)	voting in accordance with the recommendation of an independent third party;

(d)	suggesting to clients that they engage another party to vote the proxy on their behalf;

(e)	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

(f)	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

2.	LMGAA’s CCO shall maintain a written record of the conflict and the method used to resolve the material conflict of interest.

D.	Third Party Proxy Voting Firm—Conflicts of Interest

To the extent that LMGAA utilizes a third party proxy voting firm such as ISS to assist LMGAA in voting proxies, the Proxy Voting Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

VII.	OTHER CONSIDERATIONS

In certain situations, LMGAA may determine not to vote proxies on behalf of a client because LMGAA believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which LMGAA may determine not to vote proxies on behalf of a client include:

(1)	Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a

*	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict of interest by satisfying itself that LMGAA’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, LMGAA will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

(2)	Securities on Loan

Certain clients of LMGAA, such as an institutional client or a mutual fund for which LMGAA acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. LMGAA typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, LMGAA will request that the client recall shares that are on loan so that such shares can be voted if LMGAA believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of LMGAA and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VIII.	DISCLOSURE OF PROXY VOTING

LMGAA employees may not disclose to others outside of LMGAA (including employees of other Legg Mason business units) how LGMAA intends to vote a proxy absent prior approval from the Compliance Department.

If a LMGAA employee receives a request to disclose LMGAA’s proxy voting intentions to, or is otherwise contacted by, another person outside of LMGAA (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify LMGAA’s CCO.

IX.	RECORDKEEPING AND OVERSIGHT

LMGAA shall maintain the following records relating to proxy voting:

-	a copy of these policies and procedures;

-	a copy of each proxy form (as voted);

-	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

-	documentation relating to the identification and resolution of conflicts of interest;

-	any documents created by LMGAA that were material to a proxy voting decision or that memorialized the basis for that decision; and

-	a copy of each written client request for information on how LMGAA voted proxies on behalf of the client, and a copy of any written response by LMGAA to any (written or oral) client request for information on how LMGAA voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of LMGAA.

With respect to each Fund of Funds and LMGAA Managed Portfolio Sleeve for which LMGAA votes proxies, LMGAA shall maintain such records as are necessary to allow such client to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, LMGAA may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Appendix A

Memorandum

To:	All Legg Mason Global Asset Allocation, LLC (LMGAA) Employees

From:	LMGAA Chief Compliance Officer

Date:	, 2009

Re:	LMGAA Proxy Voting Policy and Procedures-Conflicts of Interest with respect to Proxy Voting

Legg Mason Global Asset Allocation, LLC (LMGAA) currently has in place a proxy voting policy and procedures designed to ensure that LMGAA votes investment company proxies in the best interest of its clients. Accompanying this memorandum is a copy of LMGAA’s Proxy Voting Policy and Procedures (                     , 2009). The Proxy Voting Policy and Procedures are designed to comply with the SEC rule under the Investment Advisers Act that addresses an investment adviser’s fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, LMGAA EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF LMGAA IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE’S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF LMGAA’S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF THE COMPLIANCE DEPARTMENT.

All LMGAA employees must play an important role in helping our organization identify potential conflicts of interest that could impact LMGAA’s proxy voting. LMGAA employees need to (i) be aware of the potential for conflicts of interest on the part of LMGAA in voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of LMGAA’s business, and (ii) bring conflicts of interest of which they become aware to the attention of the Compliance Department.

A conflict of interest arises when the existence of a personal or business relationship on the part of LMGAA or one of its employees or special circumstances that arise during the conduct of LMGAA’s business might influence, or appear to influence, the manner in which LMGAA decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a LMGAA employee has a spouse or other close relative who serves as a director or senior executive of an issuer. Another example would be a situation in which there was contact between LMGAA and non-LMGAA personnel in which the non-LMGAA Legg Mason personnel, on their own initiative or at the prompting of a client of a non-LMGAA unit of Legg Mason, tried to exert pressure to influence LMGAA’s proxy vote. Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for LMGAA. You are encouraged to raise and discuss with the Compliance Department particular facts and circumstances that you believe may raise conflict of interest issues for LMGAA.

As described in the Proxy Policy and Procedures, LMGAA has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by the Compliance Department as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted. As described in the Proxy Policies and Procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest. Please note that LMGAA employees should report all conflicts of interest of which they become aware to the Compliance Department. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

The obligation of LMGAA employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of the Compliance Department is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the LMGAA employee. Please consult the Compliance Department if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

Appendix B

Proxy Voting Committee Members

Investment Representatives

Steven Bleiberg

Wayne Lin

Legal Representatives

Leonard Larrabee

Thomas Mandia

Michael Scanlon

Compliance Representatives

Fred Jensen

Kwame Moses

At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

Risk Management | RiskMetrics Labs | ISS Governance Services | Financial Research & Analysis

www.riskmetrics.com

[1]	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.
[2]

In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD2 from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-	Degree to which absences were due to an unavoidable conflict;

-	Pattern of absenteeism; and

-	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election—any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

-	Egregious compensation practices;

-	Multiple related-party transactions or other issues putting director independence at risk;

-	Corporate and/or management scandals;

-	Excessive problematic corporate governance provisions; or

-	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts—Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

-	Reimbursement of income taxes on executive perquisites or other payments;

-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure—Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

-	Inclusion of additional years of service not worked that result in significant payouts;

-	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

-	Excessive “make whole” provisions;

-	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

-	Payments upon an executive's termination in connection with performance failure;

-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

-	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

-	Unclear explanation of how the CEO is involved in the pay setting process;

-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management's control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PROXY VOTING POLICY AND GUIDELINES

INTRODUCTION

Batterymarch recognizes that proxy voting is an integral part of its responsibilities as an investment manager. As a general principle, Batterymarch believes that proxies should be voted solely in the best interests of its clients. Batterymarch’s primary focus and responsibility is to preserve and enhance its clients’ investment returns. Accordingly, Batterymarch generally votes in favor of any proposal that maximizes shareholder wealth or expands shareholder rights and votes against any proposal that might decrease shareholder wealth or rights. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe that, in the long term, this will result in increased value for shareholders.

As required by Rule 206(4)-6 under the Investment Advisers Act of 1940, Batterymarch has adopted and implemented the following written proxy voting policy and guidelines, which we believe are reasonably designed to ensure that Batterymarch’s proxy votes are cast in a consistent manner that place our clients’ interests first.

VOTING AND MONITORING RESPONSIBILITY

Batterymarch has retained Institutional Shareholder Services, Inc. (“ISS”) to provide Batterymarch with day-to-day proxy voting services, including obtaining proxy ballots and providing vote recommendations, in-depth research, voting, recordkeeping and reporting. ISS, an independent, recognized authority on proxy voting and corporate governance, is a subsidiary of MSCI Inc. Batterymarch’s compliance personnel are responsible for managing the relationship with ISS and ensuring that Batterymarch’s proxy voting obligations are being properly met. ISS provides Batterymarch with periodic, customized reports and makes various other types of information available via its web-based proxy voting platform in order that Batterymarch may monitor the votes cast by ISS on behalf of Batterymarch’s clients.

VOTING AUTHORITY

Batterymarch assumes proxy voting authority for all client accounts unless a client’s Investment Management Agreement explicitly states otherwise.

HOW PROXIES ARE VOTED

For those client accounts for which Batterymarch is responsible for voting proxies, Batterymarch’s policy is generally to vote in accordance with the recommendations of ISS. Voting will normally be conducted in accordance with ISS’s standard proxy voting guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any vote recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.

Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any vote recommendations with respect to a proxy, to vote in contradiction with ISS’s proxy voting guidelines. In such cases, provided that

Batterymarch’s compliance personnel do not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS’s proxy voting guidelines, Batterymarch may override the voting recommendation of ISS. Any votes cast against ISS’s vote recommendations or in contradiction with ISS’s proxy voting guidelines require pre-approval from Batterymarch’s Chief Compliance Officer.

Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit. Batterymarch’s policy regarding when it may not vote proxies is described below.

PROXY VOTING GUIDELINES

ISS’s proxy voting guidelines, which Batterymarch has adopted as its own, are considered an integral part of this policy.

CONFLICTS OF INTEREST

Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders’ meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch’s employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch’s clients. Batterymarch attempts to mitigate material conflicts of interest by using pre-determined proxy voting guidelines and by obtaining vote recommendations from ISS.

If one or more members of Batterymarch’s investment teams believe that it will be in the best interests of clients to vote in contradiction with ISS’s vote recommendations or, in cases where ISS has not provided Batterymarch with any vote recommendations with respect to a proxy, to vote in contradiction with ISS’s proxy voting guidelines, Batterymarch’s compliance personnel will be responsible for identifying whether such voting results in a material conflict of interest.

Votes relating to proxy proposals that are considered “routine,” such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Examples of non-routine proxy proposals typically include any contested matter, such as a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders or a compensation matter affecting company management (e.g., stock option plans and retirement plans).

If Batterymarch’s compliance personnel determine that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either the recommendations of (a) ISS; (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or Batterymarch itself; or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proxy proposal, Batterymarch may or may not disclose to such clients the nature of the conflict of interest.

WHEN BATTERYMARCH MAY NOT VOTE

Batterymarch generally does not vote proxies when it presumes that the cost of voting outweighs its benefit. Voting in foreign markets typically results in greater costs than voting in the United States. Among the various costs that may be associated with voting foreign shares includes share blocking in certain markets, fees for translating meeting materials written in foreign languages, increased custodian bank fees and charges for obtaining power of attorney documents. We generally believe the most significant potential cost is the loss of liquidity resulting from the inability to sell securities when share blocking restrictions apply.

Share blocking restrictions are designed to establish eligibility for voting and require that shares be blocked from trading for a period of time before and/or after a shareholder meeting. During the blocking period, any pending trades in blocked shares will not settle. Depending on the market, this period can last from one day to several weeks, assuming a quorum is achieved. If the first call for a meeting fails to meet quorum, it may be necessary to conduct a second or even third call, thereby extending the blocking period. If a sale of blocked shares must be executed to satisfy a client redemption request or is otherwise deemed desirable by Batterymarch, it may settle late and potentially be subject to interest charges or other punitive fees or practices such as automatic buy-in procedures. In some markets, a request can be made to unblock the shares before the meeting date, although there is no guarantee that this request will be successful.

Because of these inherent risks, we have decided not to vote when share blocking applies except in rare circumstances when Batterymarch’s investment teams believe that a particular proposal or series of proposals is likely to represent a substantial change to shareholder value and/or rights.

Certain of Batterymarch’s clients may participate in client-directed security lending programs. Under most lending arrangements, lenders must generally terminate the loan and recall the loaned securities in order to vote those securities, as the voting right would otherwise belong to the borrower. In record date markets, such as the United States, the recall process must begin before the record date. In many foreign markets, the process of recalling shares in time to vote them is particularly difficult due to the proximity of the record date to the meeting date, the timing of the receipt of information and administrative considerations. Often Batterymarch does not receive information about an upcoming vote until after the record date which is when issuers typically mail their proxy statements. As a result, Batterymarch may learn of votes too late to arrange for a recall of shares lent through a client’s custodian or other intermediary and to vote the proxies. As a result of these challenges, securities that are on loan will generally not be voted.

RECORDKEEPING AND REPORTING

ISS maintains complete records of all votes cast on behalf of each of Batterymarch’s client accounts. These records include the number of shares held, meeting date, meeting type, management vote recommendation, vote(s) cast and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.

REQUESTS TO OBTAIN PROXY VOTING INFORMATION

Batterymarch provides proxy voting summary reports to clients or their representatives for whom Batterymarch exercises proxy voting responsibility on an annual basis or more frequently, if requested by clients. Batterymarch also provides copies of its proxy voting guidelines to clients upon request.

Batterymarch generally does not disclose information about its proxy voting policy and guidelines, portfolio holdings or specific details about its voting record to any party other than a client or their representative (unless as required by applicable law).

A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch’s compliance personnel.

Client requests for obtaining information about Batterymarch’s proxy voting guidelines or proxy voting record for securities held in client account portfolios may be obtained by contacting Batterymarch’s Proxy Voting Manager at (617) 266-8300, or write to:

Batterymarch Financial Management, Inc.

Attention: Proxy Voting Manager

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, Massachusetts 02116 USA

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 22, 2010

Routine/Miscellaneous:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors:

Votes on director nominees should be determined on a CASE-BY-CASE basis.

Four fundamental principles apply when determining votes on director nominees:

•	Board Accountability

•	Board Responsiveness

•	Director Independence

•	Director Competence

*  *  *  *  *

[1]

In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Board Accountability

Problematic Takeover Defenses

VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE basis), if:

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election—any or all appropriate nominees (except new) may be held accountable;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

•

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm's equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Other Problematic Governance Practices

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

-	A classified board structure;

-	A supermajority vote requirement;

-	Majority vote standard for director elections with no carve out for contested elections;

-	The inability for shareholders to call special meetings;

-	The inability for shareholders to act by written consent;

-	A dual-class structure; and/or

-	A non-shareholder approved poison pill.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.

Director Competence

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-	Degree to which absences were due to an unavoidable conflict;

-	Pattern of absenteeism; and

-	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

*  *  *  *  *

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

*  *  *  *  *

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

-	Egregious compensation practices;

-	Multiple related-party transactions or other issues putting director independence at risk;

-	Corporate and/or management scandals;

-	Excessive problematic corporate governance provisions; or

-	Flagrant board or management actions with potential or realized negative impact on shareholders.

*  *  *  *  *

Shareholder Rights & Defenses:

Net Operating Loss (NOL) Protective Amendments

For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

*  *  *  *  *

Poison Pills—Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

*  *  *  *  *

Poison Pills—Management Proposals to Ratify Poison Pill

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

*  *  *  *  *

Poison Pills—Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)

Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

*  *  *  *  *

Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.

*  *  *  *  *

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.

*  *  *  *  *

Capital/Restructuring:

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years;

¡	One- and three-year total shareholder return; and

¡	The board’s governance structure and practices;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific reasons for the proposed increase;

¡

The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

¡	Risks to shareholders of not approving the request.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.

*  *  *  *  *

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

¡	One- and three-year total shareholder return; and

¡	The board’s governance structure and practices;

•	The Current Request:

¡	Disclosure in the proxy statement of specific reasons for the proposed increase;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

¡	Whether the shares requested are blank check preferred shares, and whether they are declawed.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.

*  *  *  *  *

Mergers and Acquisitions

Vote CASE–BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

*  *  *  *  *

Compensation:

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

*  *  *  *  *

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

•

Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

*  *  *  *  *

Other Compensation Proposals and Policies

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices—dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•

Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•

Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•

Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS—Global Industry Classification Group); and

•

Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Non-Performance based Compensation Elements

Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements. While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:

•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•

Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•

Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

-	Unclear explanation of how the CEO is involved in the pay setting process;

-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

*  *  *  *  *

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management's control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

*  *  *  *  *

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

*  *  *  *  *

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

*  *  *  *  *

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.

*  *  *  *  *

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

*  *  *  *  *

6. Social/Environmental Issues:

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

*  *  *  *  *

Board Diversity

Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Greenhouse Gas (GHG) Emissions

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

*  *  *  *  *

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

*  *  *  *  *

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

*  *  *  *  *

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

*  *  *  *  *

2010 International Voting-Policy Manual

RMG Governance Services

December 31, 2009

Copyright © 2009 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

General Policies

2010 International Voting-Policy Manual

Financial Results/Director and Auditor Reports

RMG General Recommendation & Policy

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Discussion

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company’s annual performance. The director report usually includes a review of the company’s performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company’s finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor’s opinion, the company’s financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company’s financial statements, RMG looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company’s performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, RMG recommends approval of this item.

2010 International Voting-Policy Manual

Appointment of Auditors and Auditor Compensation

RMG General Recommendation & Policy

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, RMG recommends a vote against the election of a new auditor. If an explanation is otherwise unavailable, RMG recommends that shareholders abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company's articles. The censors’ role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors providing non-audit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor’s ability to remain objective becomes questionable when fees paid to the auditor for non-audit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for non-audit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from non-audit services become significant without any clear safeguards against conflicts of interest, RMG recommends opposing the auditor's reappointment.

2010 International Voting-Policy Manual

Appointment of Internal Statutory Auditors

RMG General Recommendation & Policy

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. RMG recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor’s qualifications.

2010 International Voting-Policy Manual

Allocation of Income

RMG General Recommendation & Policy

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Discussion

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, RMG focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts, exceptional events that may have artificially modified earnings for the year, the condition of a company’s balance sheet, comparisons with similar companies both domestically and internationally, and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, RMG supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, RMG recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

2010 International Voting-Policy Manual

Stock (Scrip) Dividend Alternative

RMG General Recommendation & Policy

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion

Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. RMG opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company's health and to long-term shareholder value.

2010 International Voting-Policy Manual

Amendments to Articles of Association

RMG General Recommendation & Policy

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Discussion

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, RMG carefully scrutinizes any changes to a company’s articles.

From a company’s perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, RMG classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, RMG is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which RMG bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, RMG supports even a bundled resolution that includes negative changes.

2010 International Voting-Policy Manual

Change in Company Fiscal Term

RMG General Recommendation & Policy

Vote FOR resolutions to change a company's fiscal term unless a company’s motivation for the change is to postpone its AGM.

Discussion

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. RMG opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. RMG opposes the change in year end in these cases.

2010 International Voting-Policy Manual

Lower Disclosure Threshold for Stock Ownership

RMG General Recommendation & Policy

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Discussion

RMG’s recommended level for ownership disclosure is 5 percent. A level below that does not add substantially to shareholders’ interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than 5 percent are significant, however, and this is the standard that the U.S. SEC uses.

In certain cases, shareholders may want to know of smaller positions—at a troubled company likely to be put in play, for example. RMG examines these companies to determine if these lower thresholds would benefit shareholders.

2010 International Voting-Policy Manual

Amend Quorum Requirements

RMG General Recommendation & Policy

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Discussion

Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company's reasons for the change, and the company's ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders are represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

2010 International Voting-Policy Manual

Transact Other Business

RMG General Recommendation & Policy

Vote AGAINST other business when it appears as a voting item.

Discussion

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, RMG cannot recommend that shareholders approve this request when asked for a vote. While RMG recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

2010 International Voting-Policy Manual

Director Elections

RMG General Recommendation & Policy

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; and

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Please see the International Classification of Directors here.

Discussion

RMG considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies’ operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

RMG will recommend against the routine election of directors taking into consideration the absence of adequate or timely disclosure, questionable finances or restatements, questionable transactions with conflicts of interest, any record of abuses against minority shareholder interests, bundling of director elections, and/or any other egregious corporate governance practices.

Boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company’s articles may give executive directors protected board seats under which they are not subject to shareholder election. RMG opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, RMG examines board composition, company performance, and any negative views or information on either the company or individual directors. RMG determines the number of executive directors, independent non-executive directors, and non-independent non-executive directors on the board, the existence and composition of board committees, and the independence of the chairman. A non-independent non-executive director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company's general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

RMG also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, RMG makes further inquiries to the company regarding the absences. RMG recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While RMG understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. RMG supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

Voting on Director Nominees in Contested Elections

For shareholder nominees, RMG places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers

•	Strategy of the incumbents versus the dissidents

•	Independence of directors/nominees

•	Experience and skills of board candidates

•	Governance profile of the company

•	Evidence of management entrenchment

•	Responsiveness to shareholders

•	Whether a takeover offer has been rebuffed

When analyzing proxy contests/ shareholder nominees, RMG focuses on two central questions: (1) Have the dissidents proved that board change is warranted? and (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

2010 International Voting-Policy Manual

International Classification of Directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative¹ provides) professional services² to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test³);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative¹ of current employee of the company or its affiliates;

•	Relative¹ of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	No material[4] connection, either direct or indirect, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4]

For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

2010 International Voting-Policy Manual

Director Compensation

RMG General Recommendation & Policy

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discussion

Proposals seeking shareholder approval for non-executive directors’ fees are not controversial in most countries. RMG generally supports resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, RMG focuses on the fees paid to each non-executive or, if such detailed information is not available, on the aggregate amount payable to all of the non-executives. Where available, RMG will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their non-executives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a “dollar-for-dollar” basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors’ share ownership is likely to align the interests of the directors with those of shareholders.

However, RMG will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their non-executive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines.

As is already common in the United States, companies in some global markets have begun to provide their non-executives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of non-executive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants—by virtue of their being proposed by a company in a market where option grants to non-employee directors are common—must also be evaluated in accordance with the guidelines for stock options.

Some countries require shareholder approval for the remuneration of executive as well as non-executive directors. Companies in such markets occasionally bundle non-executive and executive remuneration proposals into a single resolution. While RMG generally believes that executive compensation is the purview of the board, when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, RMG will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company’s financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company’s profits.

Retirement benefits for non-executive directors are inappropriate, as they increase the directors’ financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional non-executive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

2010 International Voting-Policy Manual

Discharge of Board and Management

RMG General Recommendation & Policy

RMG will generally recommend voting for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted on a case-by-case basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Discussion

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company's management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders’ interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

2010 International Voting-Policy Manual

Director, Officer, and Auditor Indemnification and Liability Provisions

RMG General Recommendation & Policy

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Discussion

The scope of directors’ and officers’ indemnification and liability provisions varies by market. Within reason, RMG seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, RMG believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. RMG recognizes that limiting a company’s ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, RMG also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, RMG also takes into account the liability and indemnification provisions contained in RMG’s U.S. Proxy Voting Guidelines.

Although RMG supports indemnifying directors and officers, RMG opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

2010 International Voting-Policy Manual

Board Structure

RMG General Recommendation & Policy

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Discussion

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

Board Size

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board

RMG prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. RMG supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement

RMG believes that age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of his or her individual contribution and experience.

Altering Board Size

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. RMG considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

Two-Tiered Boards

Companies in many countries have a two-tiered board structure, comprising a supervisory board of non-executive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company’s daily operations. At companies with two-tiered boards, shareholders elect members to the supervisory board only; the supervisory board appoints management board members. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. Company law in France and Spain also permits them.

2010 International Voting-Policy Manual

Capital Systems

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system a company uses is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. RMG reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see Share Issuance Requests).

Conditional Capital System

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, RMG takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

2010 International Voting-Policy Manual

Share Issuance Requests

RMG General Recommendation & Policy

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

General Issuances

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval to waive such rights.

RMG believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, RMG routinely approves issuance requests without preemptive rights for up to 20 percent of a company's outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country’s stock exchange prevents a company from issuing more than ten percent of the company's share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company’s outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, RMG will approve the request unless there are specific concerns with the company.

Specific Issuances

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and RMG recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

2010 International Voting-Policy Manual

Increases in Authorized Capital

RMG General Recommendation & Policy

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. RMG believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company’ ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders’ preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders’ interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

RMG recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. RMG does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution; they are not in shareholders’ interests.

2010 International Voting-Policy Manual

Reduction of Capital

RMG General Recommendation & Policy

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Discussion

Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

Reduction in Stated Capital

One example of this type of proposal asks shareholders to allow the board to reduce the company’s deficit and create a contributed surplus by effecting a reduction in the state capital of the company's common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. RMG usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

Reduction in Connection with Cancellation of Repurchased Shares

A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandinavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

Reduction in Connection with Dividend Payments

If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company’s shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, RMG generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

Reduction in Connection with Repayment and Cancellation of Deferred Shares and Preference Shares

Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, RMG supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

Reduction in Connection with Restructuring

As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. RMG generally supports such proposals because opposition could lead to insolvency, which is not in shareholders’ interests. Evaluation of this type of proposal should take a realistic approach to the company's situation and the future prospects for shareholders.

2010 International Voting-Policy Manual

Capital Structures

RMG General Recommendation & Policy

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Discussion

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management—finding the right mixes of equity, long-term debt, and short-term financing—can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company’s board and senior management, who should be given the latitude to determine the company’s capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder’s ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management’s authority to issue new capital and often require shareholder approval for significant changes in management's existing authorizations.

RMG supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Shareholders’ voting rights should accrue in accordance with their equity capital commitment to the company. Dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company’s capital. Additionally, research and market experience have shown that companies with dual-class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, RMG opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, RMG reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, RMG recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, RMG opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

If a company submits a proposal, which in effect would narrow the gap between the number of votes attached to each share class but not necessarily eliminate the inequality, RMG may still consider supporting the proposal since it entails an improvement compared to the current situation.

2010 International Voting-Policy Manual

Preferred Stock

RMG General Recommendation & Policy

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG’s guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Discussion

Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company’s ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, RMG examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. RMG prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company’s justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While RMG believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company’s share capital. RMG will also oppose cases where there has been evidence of management abuse of a past issuance authority.

Voting Preferred Stock

In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, RMG’s guidelines on capital structure are applied. RMG supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, RMG will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

Convertible Preferred Stock

Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, RMG evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. RMG’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder’s best interests.

Blank Check Preferred Stock

Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense.

RMG supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. RMG also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

2010 International Voting-Policy Manual

Debt Issuance Requests

RMG General Recommendation & Policy

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG’s guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Discussion

Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company’s stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, RMG determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company’s justification for the issuance.

In the case of convertible debt, RMG evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. RMG’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders’ best interests.

In the case of non-convertible debt, RMG takes into account the size and purpose of the increase, and the board’s use of past authorizations including examining whether there has been a history of abuse of the authorities. RMG looks at the company’s current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. RMG also considers other factors such as the company’s growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company’s bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company’s industry and country of origin. Although all of these considerations are factored into RMG’s analysis of debt issuance proposals, RMG generally believes that such financing concerns are best decided by management. RMG will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders’ rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. RMG generally supports restructuring proposals, particularly if the company is in danger of default. However, RMG will oppose restructuring proposals in which common shareholders are being treated unfairly.

2010 International Voting-Policy Manual

Pledging of Assets for Debt

RMG General Recommendation & Policy

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, RMG takes into account the terms of the proposed debt issuance and the company’s overall debt level. If both of these factors are acceptable, RMG recommends supporting these requests.

2010 International Voting-Policy Manual

Increase in Borrowing Powers

RMG General Recommendation & Policy

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Discussion

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. RMG believes that a company’s financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. RMG’s analysis of borrowing power increase requests takes into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, RMG recommends opposing the request.

2010 International Voting-Policy Manual

Share Repurchase Plans

RMG General Recommendation & Policy

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

RMG will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defense;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Discussion

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

RMG looks for the following conditions in share repurchase plans: limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm’s length through independent third parties and that selective repurchases require shareholder approval.

Share repurchase programs often involve positive financial consequences to shareholders, as they generally increase the level of earnings per share and bring greater liquidity to the share. Therefore we are generally supportive of share buybacks.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority. In Greece, the legal framework allows share repurchase authorizations to last a maximum of 24 months, although they are typically renewed on a yearly basis. Greek companies typically request shareholders to approve share repurchase schemes in line with provisions in the Company Act. Rarely does a company specify the exact duration of the authorization. Therefore, it is assumed that the duration could be up to 24 months, as foreseen in the legal framework. Around half of Austrian companies restrict share repurchase plans to a limit of 18 months, the majority of Austrian companies either ask for a maximum of 30 months or do not disclose the duration at all.

2010 International Voting-Policy Manual

Reissuance of Shares Repurchased

RMG General Recommendation & Policy

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion

RMG generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, RMG takes into account the country’s legal framework for such reissuances and the company's history of reissuing shares under the authority.

2010 International Voting-Policy Manual

Capitalization of Reserves for Bonus Issues/Increase In Par Value

RMG General Recommendation & Policy

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves—transferring them into the share capital account—usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

2010 International Voting-Policy Manual

Reorganizations/Restructurings

RMG General Recommendation & Policy

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. RMG usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders’ rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, RMG’s primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders’ options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, RMG first determines the company’s degree of distress by determining whether or not the company still has a positive net asset value—that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. RMG seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

2010 International Voting-Policy Manual

Mergers and Acquisitions

RMG General Recommendation & Policy

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Discussion

When evaluating the merits of a proposed acquisition, merger, or takeover offer, RMG focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders’ existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although RMG examines these proposals closely from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, RMG examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. RMG also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. RMG also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, RMG looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For non-publicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, RMG examines whether or not the merger makes commercial or strategic sense for the company. RMG also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often-complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, RMG relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisitions can be scarce. In these markets, RMG must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, RMG recommends voting against the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, RMG recommends voting against the item in question.

2010 International Voting-Policy Manual

Mandatory Takeover Bid Waivers

RMG General Recommendation & Policy

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Discussion

Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company’s articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision-making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company’s shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent “creeping acquisitions” and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

RMG opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

RMG does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, RMG will support such a waiver, namely, if the share repurchase would not push the large shareholder's stake in the company above 50 percent.

2010 International Voting-Policy Manual

Reincorporation Proposals

RMG General Recommendation & Policy

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, RMG first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company’s capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

RMG believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, RMG recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders’ interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

2010 International Voting-Policy Manual

Expansion of Business Activities

RMG General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company’s objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where RMG withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, RMG would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, RMG recommends that shareholders vote against the proposal.

2010 International Voting-Policy Manual

Related-Party Transactions

RMG General Recommendation & Policy

Vote related-party transactions on a CASE-BY-CASE basis.

Discussion

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company’s dealings with entities that employ the company’s directors, are usually classified as related-party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. RMG looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms, RMG recommends that shareholders support the proposal.

2010 International Voting-Policy Manual

Compensation Plans

RMG General Recommendation & Policy

Vote compensation plans on a CASE-BY-CASE basis.

Discussion

Disclosure on compensation in many markets is still not as extensive as U.S.-style disclosure. However, compensation plans are becoming more common on meeting agendas of non-U.S. companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, RMG supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, RMG has employed a complex compensation model methodology for evaluating compensation proposals in the United States and Canada, but this has only been possible because of the extensive disclosure provided in these markets’ proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

RMG reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. RMG analyzes plans by calculating the potential dilution under a company's share plans and by analyzing plan features.

Stock Option Plans

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company’s share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, RMG’s first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan’s key terms, with information on the plan’s dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. RMG generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, RMG believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for RMG to consider supporting a compensation plan. At a minimum, RMG requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, RMG will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, RMG will vote against the plan on the basis of substandard disclosure.

Among the criteria that RMG examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

Shares Reserved for Issuance of Options Under the Plan

The maximum number of shares RMG approves under a plan depends on the classification of a company’s stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than 5 percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than 10 percent of the issued capital at the time of approval under all plans. However, RMG will support plans at mature companies with dilution levels of up to 10 percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value.

For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of 5 percent or 10 percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. RMG prefers plans where the limits are sufficiently spread out, e.g., 5 percent in five years, 10 percent in ten years. Revolving limits of 10 percent in ten years should also include “flow-rate” restrictions that further limit the plan’s dilution, such as a cap of “3 percent in three years,” “2.5 percent in five years,” or “1 percent in one year.”

Exercise Price

RMG prefers that options be priced at not less than 100 percent of the shares’ fair market value on the date of grant. Usually this is taken as the closing price of the company's shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Discounted Options, Restricted Stock, and Stock Grants

Many countries allow for options to be granted at a discount to market prices. RMG evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), RMG opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. RMG generally opposes stock grants as their incentive value is dubious.

In very rare cases, RMG may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company’s financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company’s country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, RMG does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, RMG recognizes that restricted stock is a common feature of these plans, that often these awards represent only a small portion (usually significantly below 1 percent) of a company’s outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, RMG believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, RMG would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, sufficiently challenging performance criteria, and that meet our guidelines in all other aspects.

Plan Administration

RMG opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow non-executive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, RMG approves of separate non-executive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company’s stock option plans should not exceed RMG’s aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed 1 percent of a company’s outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for non-executive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

Eligibility and Participation

RMG prefers separate plans for employees, directors, and non-executive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. RMG prefers a minimum three-year vesting period. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all other aspects of RMG’s guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company’s country of incorporation and a company has failed to include them.

Other Features Specific to Option Plans

Issue Terms

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing

Some plans include specific provisions allowing for the repricing of options at the board’s discretion. RMG opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company’s option plan, RMG prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. RMG also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in RMG’s analysis of the plan.

Plans for International Employees

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. RMG applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. RMG reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While RMG prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

Superoptions

Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers’ recommended limit that options represent no more than one times a participant’s salary in any year, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

Dividends Under Option and Dividend Equivalent Payment Provisions

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. RMG believes that any economic benefit derived from option plans should occur at the time of exercise.

Using Repurchased Shares in Share Compensation Plans

In many countries, companies purchase shares on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. RMG also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests (“voting dilution”), buybacks still represent a real cost to the company and shareholders (“economic dilution”). As a result, if a company wants to use repurchased shares in its compensation plans, RMG will include repurchased shares in its dilution calculation and apply the same dilution thresholds as for newly issued shares (see above under “Shares Reserved for Issuance of Options under the Plan”).

RMG recommends that shareholders support a plan if it includes a specified limit on the total number of shares that could be used and if repurchased shares would count toward that limit, as long as it meets all other guidelines. However, RMG looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards, when repurchased shares do not count toward the plan's limit on newly issued shares, but rather operate as an additional pool of shares.

Incentive Plans

Share incentive plans tie key employees’ compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company’s industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

Employee Stock Purchase Plans and Savings-Related Share Option Schemes

Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees’ paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company’s growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. RMG recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, RMG considers the following factors:

Eligibility

This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

Dilution

Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, RMG policy is to exclude such shares from our dilution calculations for stock option plans. However, RMG policy provides that no more than 10 percent of a company's shares may be reserved for ESPPs at any given time, with such 10 percent being over and above the company’s limit (either 5 or 10 percent) reserved for option plans, as long as discounts do not exceed 15 percent. Accordingly, a company could have up to 10 percent of its shares reserved for option plans and 10 percent of its shares reserved for ESPPs at any given time. If market practice dictates a larger discount under the ESPPs, the allowable dilution will be adjusted downward proportionately. For example, if a company is allowed to offer discounts of 30 percent, the allowable dilution will be 5 percent. Allowable dilution on discounts between 15 percent and 30 percent will be determined on a pro rata basis. Alternatively, RMG would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, RMG policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

Offering Period and Offering Price

The offering period, also known as the purchase period, is the time period over which a participant’s contributions are accumulated for the purchase of shares under the plan. The offering price is the company’s share price taken on a specific date, less the applicable discount, at which a participant's accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an “either/or” offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company's shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

RMG’s assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an “either/or” feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company’s shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

Discounts

These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one “matching share” to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, RMG takes into consideration the offering period and offering price. Because plans with “either/or” provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, RMG guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company's share price on the date participation commences.

Limits on the Number or Value of Shares Purchasable (Participation Limits)

ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (5 percent in Section 423 Plans) from participating.

Loan Terms

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, RMG prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. RMG also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in RMG’s analysis of the plan.

Grants Outside of Plans

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. RMG prefers that companies make such grants in the context of an established plan.

RMG’s primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company’s other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

2010 International Voting-Policy Manual

Antitakeover Mechanisms

RMG General Recommendation & Policy

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion

Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. RMG opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Golden Shares

Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, RMG recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Supermajority Vote Requirements

Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, RMG takes into account market norms, the company’s reasons for the change, and the company’s ownership structure.

2010 International Voting-Policy Manual

Shareholder Proposals

RMG General Recommendation & Policy

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Discussion

RMG reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company’s operations. If a measure would improve disclosure of company activities in non-strategic areas and at minimal costs, RMG supports the proposal. If a proposal seeks to improve the company’s corporate governance structure, such as adopting board committees, eliminating staggered board structures, or canceling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, RMG recommends opposing the proposal.

Social and Environmental Proposals

In evaluating social and environmental proposals, RMG first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RMG recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, RMG focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company’s financial position or adversely affect important operations, RMG recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company's finances or operations, RMG recommends supporting the proposal.

ClearBridge Advisors

Proxy Voting Policies and Procedures

Amended as of March 9, 2011

I.	Types of Accounts for Which ClearBridge Votes Proxies

II.	General Guidelines

III.	How ClearBridge Votes

IV.	Conflicts of Interest

A.	Procedures for Identifying Conflicts of Interest

B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

C.	Third Party Proxy Voting Firm—Conflicts of Interest

V.	Voting Policy

A.	Election of Directors

B.	Proxy Contests

C.	Auditors

D.	Proxy Contest Defenses

E.	Tender Offer Defenses

F.	Miscellaneous Governance Provisions

G.	Capital Structure

H.	Executive and Director Compensation

I.	State of Incorporation

J.	Mergers and Corporate Restructuring

K.	Social and Environmental Issues

L.	Miscellaneous

VI.	Other Considerations

A.	Share Blocking
B.	Securities on Loan

VII.	Disclosure of Proxy Voting

VII.	Recordkeeping and Oversight

CLEARBRIDGE ADVISORS’1

Proxy Voting Policies and Procedures

I.	TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II.	GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III.	HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations. The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and an individual portfolio manager may vote contrary to our policy or the recommendation of the external service provider. If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams and their views solicited by members of the Proxy Committee. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge’s proxy voting process is overseen and coordinated by its Proxy Committee.

[1]	These policies and procedures pertain to ClearBridge Advisors, LLC and ClearBridge Asset Management Inc (collectively, “ClearBridge”).

IV.	CONFLICTS OF INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

A.	Procedures for Identifying Conflicts of Interest

ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.	ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.

2.	ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up-to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s net revenues.

3.	As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge and certain other Legg Mason business units. As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-ClearBridge Legg Mason officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

4.	A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel. ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing

Material Conflicts of Interest

1.	ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

2.	All conflicts of interest identified pursuant to the procedures outlined in Section IV. A. must be brought to the attention of the Proxy Committee for resolution. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

3.

The Proxy Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.

4.	If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

5.	If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

•	disclosing the conflict to clients and obtaining their consent before voting;

•	suggesting to clients that they engage another party to vote the proxy on their behalf;

•	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

•	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

C.	Third Party Proxy Voting Firm—Conflicts of Interest

With respect to a third party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V.	VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be occasions when different investment teams vote differently on the same issue. A ClearBridge investment team (e.g., ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

A.	Election of Directors

1.	Voting on Director Nominees in Uncontested Elections.

a.	We withhold our vote from a director nominee who:

•	attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);

•	were members of the company’s board when such board failed to act on a shareholder proposal that received approval of a majority of shares cast for the previous two consecutive years;

•	received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;

*	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

•

is an insider where: (1) such person serves on any of the audit, compensation or nominating committees of the company’s board, (2) the company’s board performs the functions typically performed by a company’s audit, compensation and nominating committees, or (3) the full board is less than a majority independent (unless the director nominee is also the company CEO, in which case we will vote FOR);

•	is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms.

b.	We vote for all other director nominees.

2.	Chairman and CEO is the Same Person.

We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

•	Designation of a lead director

•	Majority of independent directors (supermajority)

•	All independent key committees

•	Size of the company (based on market capitalization)

•	Established governance guidelines

•	Company performance

3.	Majority of Independent Directors

a.	We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

b.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

6.	Director and Officer Indemnification and Liability Protection

1.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

2.	We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

3.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

4.	We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

7.	Director Qualifications

a.	We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

b.	We vote against shareholder proposals requiring two candidates per board seat.

B.	Proxy Contests

1.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

2.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

C.	Auditors

1.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

2.	Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

3.	Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.	Indemnification of Auditors

We vote against proposals to indemnify auditors.

D.	Proxy Contest Defenses

1.	Board Structure: Staggered vs. Annual Elections

a.	We vote against proposals to classify the board.

b.	We vote for proposals to repeal classified boards and to elect all directors annually.

2.	Shareholder Ability to Remove Directors

a.	We vote against proposals that provide that directors may be removed only for cause.

b.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

c.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

d.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3.	Cumulative Voting

a.	If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

b.	If majority voting is in place for uncontested director elections, we vote against cumulative voting.

c.	If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

4.	Majority Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge strongly encourages companies to adopt a post-election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

5.	Shareholder Ability to Call Special Meetings

a.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

b.	We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).

6.	Shareholder Ability to Act by Written Consent

a.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

b.	We vote for proposals to allow or make easier shareholder action by written consent.

7.	Shareholder Ability to Alter the Size of the Board

a.	We vote for proposals that seek to fix the size of the board.

b.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

8.	Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

9.	Amendment of By-Laws

a.	We vote against proposals giving the board exclusive authority to amend the by-laws.

b.	We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

10.	Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and Procedures).

We review on a case-by-case basis all proposals seeking amendments to the articles of association.

We vote for article amendments if:

•	shareholder rights are protected;

•	there is negligible or positive impact on shareholder value;

•	management provides adequate reasons for the amendments; and

•	the company is required to do so by law (if applicable).

E.	Tender Offer Defenses

1.	Poison Pills

a.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

b.	We vote on a case-by-case basis on shareholder proposals to redeem a company’s poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

c.	We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision—poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

2.	Fair Price Provisions

a.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
b.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3.	Greenmail

a.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

b.	We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.	Unequal Voting Rights

a.	We vote against dual class exchange offers.

b.	We vote against dual class re-capitalization.

5.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

a.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.	Supermajority Shareholder Vote Requirement to Approve Mergers

a.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.	Miscellaneous Governance Provisions

1.	Confidential Voting

1.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

2.	We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

2.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

3.	Bundled Proposals

We vote on a case-by-case basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

4.	Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

5.	Other Business

We vote for proposals that seek to bring forth other business matters.

6.	Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.	Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G.	Capital Structure

1.	Common Stock Authorization

a.	We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

b.	Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

•	Company has already issued a certain percentage (i.e. greater than 50%) of the company’s allotment.

•	The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.

c.	We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

2.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

4.	Blank Check Preferred Stock

a.	We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

b.	We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

c.	We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

d.	We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

5.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6.	Preemptive Rights

a.	We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

•	Size of the Company.

•	Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

•	Percentage of the rights offering (rule of thumb less than 5%).

b.	We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

7.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

8.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.	Dual-Class Stock

We vote for proposals to create a new class of nonvoting or sub voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

10.	Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

11.	Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

12.	Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H.	Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

1.	OBRA-Related Compensation Proposals

a.	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

b.	Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

c.	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

d.	Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.	Expensing of Options

We vote for proposals to expense stock options on financial statements.

3.	Index Stock Options

We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.

4.	Shareholder Proposals to Limit Executive and Director Pay

a.	We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

b.	We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

•	Compensation committee comprised of independent outside directors

•	Maximum award limits

•	Repricing without shareholder approval prohibited

•	3-year average burn rate for company

•	Plan administrator has authority to accelerate the vesting of awards

•	Shares under the plan subject to performance criteria

5.	Golden Parachutes

a.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

b.	We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

6.	Golden Coffins

a.	We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”). We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

b.	We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

7.	Anti Tax Gross-up Policy

a.	We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

b.	We vote against proposals where a company will make, or promise to make, any tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

8.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

9.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

10.	Stock Compensation Plans

a.	We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

b.	We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

11.	Directors Retirement Plans

a.	We vote against retirement plans for non-employee directors.

b.	We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

12.	Management Proposals to Reprice Options

We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

13.	Shareholder Proposals Recording Executive and Director Pay

1.	We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

2.	We vote against shareholder proposals requiring director fees be paid in stock only.

3.	We vote for shareholder proposals to put option repricing to a shareholder vote.

4.	We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

5.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

6.	We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

I.	State/Country of Incorporation

1.	Voting on State Takeover Statutes

1.	We vote for proposals to opt out of state freeze-out provisions.

2.	We vote for proposals to opt out of state disgorgement provisions.

2.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

3.	Control Share Acquisition Provisions

1.	We vote against proposals to amend the charter to include control share acquisition provisions.

2.	We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

3.	We vote for proposals to restore voting rights to the control shares.

4.	We vote for proposals to opt out of control share cashout statutes.

J.	Mergers and Corporate Restructuring

1.	Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc…); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

2.	Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

3.	Spin-offs

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4.	Asset Sales

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5.	Liquidations

We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

7.	Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

8.	Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

9.	Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.	Social and Environmental Issues

1.	In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value may be difficult to quantify. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

1.	whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

2.	the percentage of sales, assets and earnings affected;

3.	the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

4.	whether the issues presented should be dealt with through government or company-specific action;

5.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

6.	whether the company's analysis and voting recommendation to shareholders is persuasive;

7.	what other companies have done in response to the issue;

8.	whether the proposal itself is well framed and reasonable;

9.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

10.	whether the subject of the proposal is best left to the discretion of the board.

2.	Among the social and environmental issues to which we apply this analysis are the following:

1.	Energy Efficiency and Resource Utilization

2.	Environmental Impact and Climate Change

3.	Human Rights and Impact on Communities of Corporate Activities

4.	Equal Employment Opportunity and Non Discrimination

5.	ILO Standards and Child/Slave Labor

6.	Product Integrity and Marketing

7.	Sustainability Reporting

8.	Board Representation

9.	Animal Welfare

L.	Miscellaneous

1.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

2.	Political Contributions

In general, we vote on a case-by-case basis on shareholder proposals pertaining to political contributions. In determining our vote on political contribution proposals we consider, among other things, the following:

•	Does the company have a political contributions policy publicly available

•	How extensive is the disclosure on these documents

•	What oversight mechanisms the company has in place for approving/reviewing political contributions and expenditures

•	Does the company provide information on its trade association expenditures

•	Total amount of political expenditure by the company in recent history

3.	Operational Items

a.	We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

b.	We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

c.	We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

d.	We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

e.	We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

f.	We vote against proposals to approve other business when it appears as voting item.

4.	Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

•	the opening of the shareholder meeting

•	that the meeting has been convened under local regulatory requirements

•	the presence of a quorum

•	the agenda for the shareholder meeting

•	the election of the chair of the meeting

•	regulatory filings

•	the allowance of questions

•	the publication of minutes

•	the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

5.	Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

6.	Stock (Scrip) Dividend Alternatives

a.	We vote for most stock (scrip) dividend proposals.

b.	We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth in Section V may be changed from time to time by ClearBridge in its sole discretion.

VI.	OTHER CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

A.	Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B	Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII.	DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from ClearBridge’s General Counsel/Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General Counsel/Chief Compliance Officer.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.

VIII.	RECORDKEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;

•	a copy of each proxy form (as voted);

•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

•	documentation relating to the identification and resolution of conflicts of interest;

•	any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and

•

a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Western Asset Management Company Proxy Voting Policies and Procedures

Background

Western Asset Management Company (“Western Asset”) has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates regarding the voting of any securities owned by its clients.

Policy

Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Procedures

Responsibility and Oversight

The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy

Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

f.	Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Part II of the Western Asset Form ADV contains a description of Western Asset’s proxy policies. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in foreign issuers—i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the

NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Western Asset Management Company Limited Proxy Voting Polices and Procedures

Policy

As a fixed income only manager, the occasion to vote proxies is very rare. However, Western Asset Management Company Limited (“Western Asset”) has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Advisers Act. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company, its U.S. affiliate) regarding the voting of any securities owned by its clients.

Procedures

Responsibility and Oversight

The Western Asset Investment Services Department is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients of existing clients were reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Investment Services Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	As part of the Annual Monitoring Program, the Legal and Compliance Department staff will review proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Investment Services Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the Firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal & Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favours compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the Firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permits replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the Firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorisation of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganisations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorisation to transact other unidentified, substantive business at the meeting. B-10

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the Firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers—i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have pre-emptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have pre-emptive rights.

Retirement Accounts

For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The US Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.

In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

Western Asset Management Company Ltd. (“WAMJ”)

Proxy Voting Polices and Procedures

Policy

As a fixed income only manager, the occasion to vote proxies for WAMJ is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, WAMJ will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset) regarding the voting of any securities owned by its clients.

Procedure

Responsibility and Oversight

The WAMJ Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Operations (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority, WAMJ will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if WAMJ becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If WAMJ personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm WAMJ voting authority.

c.	Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and WAMJ obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle), WAMJ seeks voting instructions from an independent third party.

e.	Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, WAMJ may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

WAMJ personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

WAMJ maintains records of proxies. These records include:

a.	A copy of WAMJ’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by WAMJ that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and WAMJ’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in WAMJ’s offices.

Disclosure

WAMJ’s proxy policies are documented and clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

WAMJ’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, WAMJ generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

WAMJ votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

WAMJ generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, WAMJ votes for stock option plans that will result in a minimal annual dilution.

b.	WAMJ votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	WAMJ votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of directors, WAMJ votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, WAMJ votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where WAMJ is otherwise withholding votes for the entire board of directors.

a.	WAMJ votes for proposals relating to the authorization of additional common stock.

b.	WAMJ votes for proposals to effect stock splits (excluding reverse stock splits).

c.	WAMJ votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions WAMJ votes these issues on a case-by-case basis on board-approved transactions.

Matters relating to Anti-Takeover Measures

5.	WAMJ votes against board-approved proposals to adopt anti-takeover measures except as follows:

WAMJ votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

a.	WAMJ votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

WAMJ votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	WAMJ votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	WAMJ votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. WAMJ votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	WAMJ votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	WAMJ votes for shareholder proposals that are consistent with WAMJ’s proxy voting guidelines for board-approved proposals.

3.	WAMJ votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

WAMJ may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.	WAMJ votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.	WAMJ votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV Voting Shares of Foreign Issuers

In the event WAMJ is required to vote on securities held in non-U.S. issuers—i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	WAMJ votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	WAMJ votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	WAMJ votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	WAMJ votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Legg Mason Global Asset Management Trust

Part C.	Other Information

Item 28.	Exhibits

(a)	(i)	Certificate of Trust (12)

	(ii)	Amended and Restated Declaration of Trust (13)

	(iii)	Amended Schedules A and B to the Amended and Restated Declaration of Trust (20)

(b)	Bylaws, as amended and restated (13)

(c)	Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Amended and Restated Declaration of Trust, as amended, and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)	(i)	Management Agreement – Legg Mason International Opportunities Bond Fund (13)

	(ii)	Subadvisory Agreement – Legg Mason International Opportunities Bond Fund (13)

	(iii)	Management Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund (13)

	(iv)	Advisory Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund (13)

	(v)	Subadvisory Agreement – Legg Mason Manager Select Large Cap Growth Fund (13)

	(vi)	Schedule of Subadvisory Agreements Omitted From Registration Statement - Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund (13)

	(vii)	Management Agreement – Legg Mason Strategic Real Return Fund (14)

	(viii)	Advisory Agreement – Legg Mason Strategic Real Return Fund (14)

	(ix)	Subadvisory Agreement with Batterymarch Financial Management, Inc. – Legg Mason Strategic Real Return Fund (14)

	(x)	Subadvisory Agreement with ClearBridge Advisors, LLC – Legg Mason Strategic Real Return Fund (14)

	(xi)	Subadvisory Agreement with Western Asset Management Company – Legg Mason Strategic Real Return Fund (14)

	(xii)	Subadvisory Agreement with Western Asset Management Company Limited in London – Legg Mason Strategic Real Return Fund (14)

	(xiii)	Subadvisory Agreement with Western Asset Management Company Ltd. in Japan – Legg Mason Strategic Real Return Fund (14)

	(xiv)	Management and Advisory Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (16)

	(xv)	Subadministration Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (16)

	(xvi)	Management Agreement – Legg Mason BW Diversified Large Cap Value Fund (17)

	(xvii)	Subadvisory Agreement – Legg Mason BW Diversified Large Cap Value Fund (17)

	(xviii)	Management Agreement – Legg Mason BW Absolute Return Opportunities Fund (19)

	(xix)	Subadvisory Agreement – Legg Mason BW Absolute Return Opportunities Fund (19)

(e)	(i)	Distribution Agreement (13)

	(ii)	Amended Appendix A to the Distribution Agreement. Appendix A to the Distribution Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund (17)

	(iii)	Anti-Money Laundering Delegation Agreement (13)

	(iv)	Amended Attachment A to the Anti-Money Laundering Delegation Agreement. Attachment A to the Anti-Money Laundering Delegation Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund (17)

	(v)	Form of Dealer Agreement (4)

(f)	Bonus, profit sharing or pension plans -- none

(g)	(i)	Custodian Agreement (13)

	(ii)	Amended Appendix A to the Custodian Agreement. Appendix A to the Custodian Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund (17)

(h)	(i)	Transfer Agency and Services Agreement (9)

	(ii)	Amended Schedule A to the Transfer Agency and Services Agreement. Schedule A to the Transfer Agency and Services Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund (17)

	(iii)	Board Resolutions regarding Expense Limitation Arrangements for Legg Mason BW Absolute Return Opportunities Fund and Legg Mason Strategic Real Return Fund – filed herewith

(i)	Opinion of counsel – filed herewith

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith

(k)	Financial statements omitted from Item 28 – not applicable

(l)	Agreement for providing initial capital (13)

(m)	Amended Shareholder Services and Distribution Plan. Prior to Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Global Asset Management Trust becoming effective, it is intended that Appendix A to the Amended Shareholder Services and Distribution Plan will be amended to add Class R of Legg Mason BW International Opportunities Bond Fund and the distribution and service fees of that class, as set forth in Legg Mason BW International Opportunities Bond Fund’s statement of additional information. (19)

(n)	Multiple Class Plan pursuant to Rule 18f-3 (16)

(o)	Reserved.

(p)	Code of Ethics for the funds, their investment advisers, and their principal underwriter

	(i)	Legg Mason & Co., LLC (12)

	(ii)	Barrett Associates, Inc. (8)

	(iii)	Batterymarch Financial Management, Inc. (5)

	(iv)	Brandywine Global Investment Management, LLC (3)

	(v)	ClearBridge Advisors, LLC (11)

	(vi)	Legg Mason Capital Management, Inc. (6)

	(vii)	Western Asset Management Company (7)

	(viii)	Western Asset Management Company Limited in London (7)

	(ix)	Western Asset Management Company Ltd. in Japan (7)

(1)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.
(2)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.
(3)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 28, 2006.
(4)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.
(5)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.
(6)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.
(7)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 116 to the Registration Statement of Legg Mason Partners Income Trust, SEC File No. 2-96408, filed September 12, 2008.
(8)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 37 to the Registration Statement of Barrett Opportunity Fund, Inc., SEC File No. 2-63023, filed December 15, 2008.
(9)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.
(10)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 26, 2009.
(11)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed August 26, 2009.
(12)	Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.
(13)	Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 30, 2009.
(14)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2010.
(15)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed March 16, 2010.
(16)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 23, 2010.
(17)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 20, 2010.
(18)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 15, 2010.
(19)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 25, 2011.
(20)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 28, 2011.

Item 29.	Persons Controlled by or under Common Control with Registrant—None

Item 30.	Indemnification

Reference is made to Article 9 of Registrant’s Amended and Restated Declaration of Trust, which provides, in summary, that to the extent permitted by law, officers and trustees shall be indemnified by Registrant against liabilities and expense incurred by such persons in connection with claims, actions, suits, or proceedings arising out of their offices or duties of employment.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

(a) Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMPFA have been engaged as director, officer, employee, partner, or trustee.

Ted P. Becker	CCO, LMPFA
Vice President, Legg Mason, Inc.

R. Jay Gerken	Chairman, President and CEO, LMPFA
Director, Chairman, President and CEO, Citi Funds
President and CEO, SBFM

Thomas C. Mandia	Secretary, LMPFA
Secretary, Citi Funds
Secretary, SBFM

Thomas C. Merchant	Vice President and Assistant Secretary, LMPFA
Secretary, Brandywine
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, Barrett
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

Robert B. Shepler	Senior Vice President, LMPFA
Director and Senior Vice President, Citi Funds
Senior Vice President, SBFM

(b) Legg Mason Global Asset Allocation, LLC (“LMGAA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMGAA have been engaged as director, officer, employee, partner, or trustee.

(c) Barrett Associates, Inc. (“Barrett”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Barrett have been engaged as director, officer, employee, partner, or trustee.

Jeffrey A. Nattans	Director, Barrett
Director, LMCM
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Adv
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Harry O’Mealia	Director, Barrett
Director, Bartlett
Manager, President and CEO, LMIC

(d) Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

William L. Elcock	CEO and Director, Batterymarch
Director, Batterymarch GP, LLC
Investment Officer, SBFM
Investment Officer, CFM

Francis X. Tracy	President, Treasurer, Secretary and CFO, Batterymarch
Director, President, Treasurer, and Secretary, Batterymarch GP, LLC

(e) Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.

Thomas C. Merchant	Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.

Secretary, Barrett
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

(f) ClearBridge Advisors, LLC (“Clear Adv”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Clear Adv have been engaged as director, officer, employee, partner, or trustee.

Jeffrey A. Nattans	Manager, Clear Adv
Director, Barrett
Director, LMCM
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Peter E. Sundman	Manager, President and CEO, Clear Adv
Manager, President and CEO, Clear Asset

(g) Legg Mason Capital Management, Inc. (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Thomas C. Merchant	Secretary, LMCM
Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, Barrett
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

William H. Miller III	Chairman, CIO and Director, LMCM
Managing Member, LMM

Jennifer W. Murphy	Director, President, CEO and CFO, LMCM
COO, LMM

Jeffrey A. Nattans	Director, LMCM
Manager, Clear Adv
Director, Barrett
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset

Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(h) Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAM
Director, LMCM
Manager, Clear Adv
Director, Barrett
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(i) Western Asset Management Company Limited in London (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAMCL
Director, LMCM
Manager, Clear Adv
Director, Barrett
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I

Director, PCM II
Manager, Royce
Director, WAM
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(j) Western Asset Management Company Ltd. in Japan (“WAM Tokyo”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM Tokyo have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAM Tokyo
Director, LMCM
Manager, Clear Adv
Director, Barrett
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAMCL
Director, WAM
Director, WAM Australia
Director, WAM Singapore

Addresses for Item 31:

3040692 Nova Scotia Company (“NS”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

The Baltimore Company (“The Baltimore Co”)

100 International Drive

Baltimore, MD 21202

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

200 Clarendon Street

Boston, MA 02116

Batterymarch GP, LLC

200 Clarendon Street

Boston, MA 02116

BMML, Inc. (“BMML”)

100 International Drive

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (“BGIM”)

Level 9, Leaf B, Tower 42

25 Old Broad Street

London, England EC2N 1HQ

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Citi Fund Management Inc. (“Citi Funds”)

100 First Stamford Place

Stamford, CT 06902-6729

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eight Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eight Avenue

New York, NY 10018

Fairfield Group, Inc. (“FG”)

200 Gibraltor Road

Horsham, PA 19044

Gray Seifert & Co (“GS”)

100 International Drive

Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)

100 International Drive

Baltimore, MD 21202

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding, Corp. (“LMFC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

620 8th Ave.

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason & Co. LLC (“LeggCo”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor No 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

399 Park Ave.

New York, NY 10022

Legg Mason Political Action Committee (“LMPAC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Capital, Inc. II (“LMREC II”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 International Drive

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 International Drive

Baltimore, MD 21202

LM BAM, Inc. (“LM BAM”)

46 Public Square, Suite 700

Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)

100 International Drive

Baltimore, MD 21202

LM Capital Support I (“LMCS I”)

100 International Drive

Baltimore, MD 21202

LM Capital Support II (“LMCS II”)

100 International Drive

Baltimore, MD 21202

LM Capital Support III (“LMCS III”)

100 International Drive

Baltimore, MD 21202

LM Capital Support IV (“LMCS IV”)

100 International Drive

Baltimore, MD 21202

LM Capital Support V (“LMCS V”)

100 International Drive

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

LMM LLC (“LMM”)

100 International Drive

Baltimore, MD 21202

LMRES Holdings (“LMRES Hldgs”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Smith Barney Fund Management (“SBFM”)

100 First Stamford Place

Stamford, CT 06902

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32.	Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Charles Street Trust, Inc.; Legg Mason Investors Trust, Inc.; Legg Mason Capital Management Special Investment Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Capital Management Value Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Investment Trust, Inc.; Legg Mason Capital Management Growth Trust, Inc.; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Barrett Opportunity Fund, Inc.; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust.

(b) The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, LMIS.

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant

Matthew Schiffman	Managing Director	None
100 First Stamford Pl.
Stamford, CT 06902-6732

George Betzios	Vice President	None
55 Water Street, 31st Floor
New York, NY 10041

W. Talbot Daley	Vice President	None

Mark E. Freemyer	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Thomas J. Hirschmann	Vice President	None

Joseph P. LaRocque	Vice President	None

Michael P. McAllister	Vice President	None

Theresa P. McGuire	Vice President	None

Jeremy O’Shea	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Robert Shepler	Vice President	None
55 Water Street, 32nd Floor
New York, NY 10041

Jason Bennett	Chief Financial Officer, Treasurer	None
and Financial Reporting Officer

Kenneth D. Cieprisz	Chief Compliance Officer	None
620 8th Avenue, 49th Floor
New York, NY 10018

Vicki Schmelzer	Assistant Secretary	None

Stephen A. Scarpino	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

State Street Bank and Trust Company		Legg Mason Partners Fund Advisor, LLC
P. O. Box 1713	and	620 Eighth Avenue
Boston, Massachusetts 02105		New York, New York 10018

Item 34.	Management Services - None

Item 35.	Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 16 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 25th day of March 2011.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting*	Chairman and Trustee	March 25, 2011
Mark R. Fetting

/s/ R. Jay Gerken	President (Principal Executive Officer) and Trustee	March 25, 2011
R. Jay Gerken

/s/ Ruby P. Hearn*	Trustee	March 25, 2011
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee	March 25, 2011
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee	March 25, 2011
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee	March 25, 2011
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee	March 25, 2011
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee	March 25, 2011
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee	March 25, 2011
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee	March 25, 2011
Robert M. Tarola

/s/ Kaprel Ozsolak	Chief Financial Officer	March 25, 2011
Kaprel Ozsolak	(Principal Financial and Accounting Officer)

* By:	/s/ Richard M. Wachterman
Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.	LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, DAVID R. ODENATH, R. JAY GERKEN, KAPREL OZSOLAK, ROBERT I. FRENKEL, RICHARD M. WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Mark R. Fetting	February 24, 2010
Mark R. Fetting

/s/ David R. Odenath	February 24, 2010
David R. Odenath

/s/ Ruby P. Hearn	February 24, 2010
Ruby P. Hearn

/s/ Arnold L. Lehman	February 24, 2010
Arnold L. Lehman

/s/ Robin J.W. Masters	February 24, 2010
Robin J.W. Masters

/s/ Jill E. McGovern	February 24, 2010
Jill E. McGovern

/s/ Arthur S. Mehlman	February 24, 2010
Arthur S. Mehlman

/s/ Jennifer W. Murphy	February 24, 2010
Jennifer W. Murphy

/s/ G. Peter O’Brien	February 24, 2010
G. Peter O’Brien

/s/ S. Ford Rowan	February 24, 2010
S. Ford Rowan

/s/ Robert M. Tarola	February 24, 2010
Robert M. Tarola

Legg Mason Global Asset Management Trust

Post-Effective Amendment No. 16

Exhibits

(h)(iii)	Board Resolutions regarding Expense Limitation Arrangements for Legg Mason BW Absolute Return Opportunities Fund and Legg Mason Strategic Real Return Fund

(i)	Opinion of counsel

(j)	Consent of Independent Registered Public Accounting Firm